UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
	(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/14

Date of reporting period:	3/31/14

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	547,421	$9,388,276
MML Equity Income Fund, Initial Class (a)	481,073	6,581,080
MML Focused Equity Fund, Class II (a)	379,929	5,881,295
MML Foreign Fund, Initial Class (a)	448,669	5,105,852
MML Fundamental Growth Fund, Class II (a)	450,706	6,575,803
MML Fundamental Value Fund, Class II (a)	407,455	6,409,271
MML Global Fund, Class I (a)	505,385	6,327,414
MML High Yield Fund, Class II (a)	66,201	756,016
MML Income & Growth Fund, Initial Class (a)	405,976	4,766,156
MML Inflation-Protected and Income Fund, Initial Class (a)	52,136	551,082
MML International Equity Fund, Class II (a) (b)	380,845	3,884,622
MML Large Cap Growth Fund, Initial Class (a)	439,522	6,315,929
MML Managed Bond Fund, Initial Class (a)	415,297	5,278,899
MML Mid Cap Growth Fund, Initial Class (a)	383,605	6,548,145
MML Mid Cap Value Fund, Initial Class (a)	504,644	7,160,902
MML PIMCO Total Return Fund, Class II (a)	305,424	3,191,684
MML Short-Duration Bond Fund, Class II (a)	81,976	818,936
MML Small Cap Growth Equity Fund, Initial Class (a)	138,252	3,182,475
MML Small Company Value Fund, Class II (a)	146,342	3,541,465
MML Small/Mid Cap Value Fund, Initial Class (a)	183,484	2,601,807
MML Strategic Emerging Markets Fund, Class II (a) (b)	452,254	4,527,065
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	32,232	2,418,688
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	326,087	3,375,000
Oppenheimer Global Fund/VA, Non-Service Shares (a)	64,515	2,653,501
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	246,386	1,350,193

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,521,225	$3,939,973

		113,131,529

TOTAL MUTUAL FUNDS (Cost $94,557,457)		113,131,529

TOTAL LONG-TERM INVESTMENTS (Cost $94,557,457)		113,131,529

TOTAL INVESTMENTS — 100.1% (Cost $94,557,457) (c)		113,131,529

Other Assets/(Liabilities) — (0.1)%		(73,492)

NET ASSETS — 100.0%		$113,058,037

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	10,852,510	$146,291,839
American Funds Bond Fund, Class 1	17,876,204	195,923,198
American Funds Growth-Income Fund, Class 1	3,364,605	173,075,303
American Funds International Fund, Class 1	2,697,736	57,380,853

		572,671,193

TOTAL MUTUAL FUNDS (Cost $442,503,821)		572,671,193

TOTAL LONG-TERM INVESTMENTS (Cost $442,503,821)		572,671,193

TOTAL INVESTMENTS — 100.1% (Cost $442,503,821) (a)		572,671,193

Other Assets/(Liabilities) — (0.1)%		(650,564)

NET ASSETS — 100.0%		$572,020,629

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,230,560	$97,066,534

TOTAL MUTUAL FUNDS (Cost $66,593,994)		97,066,534

TOTAL LONG-TERM INVESTMENTS (Cost $66,593,994)		97,066,534

TOTAL INVESTMENTS — 100.1% (Cost $66,593,994) (a)		97,066,534

Other Assets/(Liabilities) — (0.1)%		(114,516)

NET ASSETS — 100.0%		$96,952,018

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,301,062	$48,943,582

TOTAL MUTUAL FUNDS (Cost $38,014,240)		48,943,582

TOTAL LONG-TERM INVESTMENTS (Cost $38,014,240)		48,943,582

TOTAL INVESTMENTS — 100.1% (Cost $38,014,240) (a)		48,943,582

Other Assets/(Liabilities) — (0.1)%		(63,544)

NET ASSETS — 100.0%		$48,880,038

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,702,371	$29,195,656
MML Equity Income Fund, Initial Class (a)	1,918,612	26,246,609
MML Focused Equity Fund, Class II (a)	836,918	12,955,490
MML Foreign Fund, Initial Class (a)	1,207,221	13,738,174
MML Fundamental Growth Fund, Class II (a)	1,353,731	19,750,941
MML Fundamental Value Fund, Class II (a)	1,596,022	25,105,432
MML Global Fund, Class I (a)	1,231,776	15,421,838
MML High Yield Fund, Class II (a)	2,005,159	22,898,920
MML Income & Growth Fund, Initial Class (a)	1,665,049	19,547,672
MML Inflation-Protected and Income Fund, Initial Class (a)	803,082	8,488,577
MML International Equity Fund, Class II (a) (b)	1,048,889	10,698,671
MML Large Cap Growth Fund, Initial Class (a)	1,321,606	18,991,480
MML Managed Bond Fund, Initial Class (a)	9,885,507	125,656,148
MML Mid Cap Growth Fund, Initial Class (a)	945,715	16,143,355
MML Mid Cap Value Fund, Initial Class (a)	1,285,788	18,245,332
MML PIMCO Total Return Fund, Class II (a)	6,306,781	65,905,866
MML Short-Duration Bond Fund, Class II (a)	2,874,636	28,717,618
MML Small Cap Growth Equity Fund, Initial Class (a)	330,674	7,611,877
MML Small Company Value Fund, Class II (a)	360,715	8,729,299
MML Small/Mid Cap Value Fund, Initial Class (a)	471,123	6,680,527
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	75,238	5,645,834
Oppenheimer Global Fund/VA, Non-Service Shares (a)	331,867	13,649,701
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	6,240,960	34,200,460
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,326,680	13,796,101

		568,021,578

TOTAL MUTUAL FUNDS (Cost $502,158,648)		568,021,578

Value
TOTAL LONG-TERM INVESTMENTS (Cost $502,158,648)	$568,021,578

TOTAL INVESTMENTS — 100.1% (Cost $502,158,648) (c)	568,021,578

Other Assets/(Liabilities) — (0.1)%	(379,179)

NET ASSETS — 100.0%	$567,642,399

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 4.2%
Chemicals — 4.2%
Airgas, Inc.	400	$42,604
Ecolab, Inc.	46,800	5,053,932
FMC Corp.	15,600	1,194,336
Monsanto Co.	13,350	1,518,830
Praxair, Inc.	30,130	3,946,126
The Sherwin-Williams Co.	27,600	5,440,788

		17,196,616

Communications — 24.0%
Internet — 21.1%
Akamai Technologies, Inc. (a)	41,000	2,386,610
Amazon.com, Inc. (a)	53,350	17,953,342
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	37,100	5,653,298
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	35,700	1,799,994
eBay, Inc. (a)	59,100	3,264,684
Facebook, Inc. Class A (a)	120,776	7,275,546
Google, Inc. Class A (a)	21,000	23,404,710
LinkedIn Corp. Class A (a)	13,100	2,422,714
NAVER Corp.	1,700	1,237,623
Netflix, Inc. (a)	8,100	2,851,443
Priceline.com, Inc. (a)	11,300	13,468,357
Tencent Holdings Ltd.	52,400	3,648,403
TripAdvisor, Inc. (a)	3,700	335,183

		85,701,907

Media — 1.7%
Discovery Communications, Inc. Series C (a)	58,275	4,490,671
Twenty-First Century Fox Class A	31,000	991,070
The Walt Disney Co.	18,800	1,505,316

		6,987,057

Telecommunications — 1.2%
Juniper Networks, Inc. (a)	1,850	47,656
QUALCOMM, Inc.	48,600	3,832,596
Softbank Corp.	12,700	957,827

		4,838,079

		97,527,043

Consumer, Cyclical — 18.3%
Airlines — 1.1%
American Airlines Group, Inc. (a)	65,200	2,386,320
Delta Air Lines, Inc.	64,400	2,231,460

		4,617,780

Apparel — 0.4%
Nike, Inc. Class B	19,740	1,457,996

	Number of Shares	Value
Ralph Lauren Corp.	1,700	$273,581
VF Corp.	1,200	74,256

		1,805,833

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	8,000	1,667,600

Automotive & Parts — 0.5%
Delphi Automotive PLC	10,900	739,674
Johnson Controls, Inc.	8,700	411,684
TRW Automotive Holdings Corp. (a)	8,100	661,122

		1,812,480

Distribution & Wholesale — 0.6%
Fastenal Co.	22,400	1,104,768
Fossil Group, Inc. (a)	8,000	932,880
W.W. Grainger, Inc.	1,000	252,660

		2,290,308

Home Builders — 0.0%
Lennar Corp. Class A	600	23,772

Leisure Time — 0.5%
Carnival Corp.	5,700	215,802
Harley-Davidson, Inc.	28,800	1,918,368

		2,134,170

Lodging — 5.1%
Hilton Worldwide Holdings, Inc. (a)	36,900	820,656
Las Vegas Sands Corp.	86,700	7,003,626
Marriott International, Inc. Class A	20,587	1,153,284
MGM Resorts International (a)	38,900	1,005,954
Starwood Hotels & Resorts Worldwide, Inc.	48,100	3,828,760
Wynn Macau Ltd.	330,000	1,367,485
Wynn Resorts Ltd.	24,400	5,420,460

		20,600,225

Retail — 9.7%
AutoZone, Inc. (a)	1,300	698,230
CarMax, Inc. (a)	19,800	926,640
Chipotle Mexican Grill, Inc. (a)	9,000	5,112,450
Costco Wholesale Corp.	13,700	1,530,016
CVS Caremark Corp.	35,400	2,650,044
Dollar Tree, Inc. (a)	18,700	975,766
Hanesbrands, Inc.	700	53,536
The Home Depot, Inc.	51,100	4,043,543
L Brands, Inc.	26,500	1,504,405
Lowe’s Cos., Inc.	96,400	4,713,960
Michael Kors Holdings Ltd. (a)	10,700	997,989
O’Reilly Automotive, Inc. (a)	27,000	4,006,530
PVH Corp.	8,700	1,085,499
Ross Stores, Inc.	28,300	2,024,865
Starbucks Corp.	89,500	6,567,510
Tiffany & Co.	1,100	94,765
Tractor Supply Co.	34,400	2,429,672

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Walgreen Co.	2,900	$191,487

		39,606,907

		74,559,075

Consumer, Non-cyclical — 23.3%
Beverages — 0.6%
Constellation Brands, Inc. Class A (a)	11,100	943,167
Keurig Green Mountain, Inc.	1,100	116,149
Monster Beverage Corp. (a)	11,500	798,675
PepsiCo, Inc.	7,400	617,900

		2,475,891

Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc. (a)	35,500	5,400,615
Biogen Idec, Inc. (a)	30,200	9,237,274
Celgene Corp. (a)	44,700	6,240,120
Regeneron Pharmaceuticals, Inc. (a)	10,700	3,212,996
Vertex Pharmaceuticals, Inc. (a)	5,500	388,960

		24,479,965

Commercial Services — 7.8%
Alliance Data Systems Corp. (a)	5,600	1,525,720
FleetCor Technologies, Inc. (a)	2,500	287,750
MasterCard, Inc. Class A	147,100	10,988,370
McKesson Corp.	56,400	9,958,548
Visa, Inc. Class A	40,980	8,845,943

		31,606,331

Cosmetics & Personal Care — 0.3%
The Estee Lauder Cos., Inc. Class A	2,100	140,448
The Procter & Gamble Co.	11,700	943,020

		1,083,468

Foods — 0.6%
Whole Foods Market, Inc.	46,700	2,368,157

Health Care – Products — 1.1%
Becton, Dickinson & Co.	10,600	1,241,048
Covidien PLC	15,900	1,171,194
Henry Schein, Inc. (a)	600	71,622
Intuitive Surgical, Inc. (a)	1,600	700,784
Stryker Corp.	18,630	1,517,786

		4,702,434

Health Care – Services — 1.7%
Thermo Fisher Scientific, Inc.	44,200	5,314,608
UnitedHealth Group, Inc.	22,200	1,820,178

		7,134,786

Pharmaceuticals — 5.2%
Actavis PLC (a)	2,900	596,965
Allergan, Inc.	13,160	1,633,156
AmerisourceBergen Corp.	7,100	465,689
Cardinal Health, Inc.	22,400	1,567,552
Express Scripts Holding Co. (a)	5,300	397,977
Gilead Sciences, Inc. (a)	177,900	12,605,994
Perrigo Co. PLC	5,500	850,630

	Number of Shares	Value
Pharmacyclics, Inc. (a)	4,000	$400,880
Valeant Pharmaceuticals International, Inc. (a)	18,600	2,452,038

		20,970,881

		94,821,913

Energy — 4.3%
Oil & Gas — 3.6%
Concho Resources, Inc. (a)	21,000	2,572,500
Continental Resources, Inc. (a)	300	37,281
EOG Resources, Inc.	1,990	390,378
EQT Corp.	29,100	2,821,827
Pioneer Natural Resources Co.	30,400	5,689,056
Range Resources Corp.	37,786	3,135,105

		14,646,147

Oil & Gas Services — 0.7%
Schlumberger Ltd.	27,900	2,720,250

		17,366,397

Financial — 8.3%
Banks — 1.1%
Northern Trust Corp.	13,600	891,616
State Street Corp.	36,800	2,559,440
U.S. Bancorp	22,100	947,206

		4,398,262

Diversified Financial — 5.1%
American Express Co.	59,350	5,343,280
Ameriprise Financial, Inc.	20,000	2,201,400
Citigroup, Inc.	1,200	57,120
Franklin Resources, Inc.	21,350	1,156,743
The Goldman Sachs Group, Inc.	250	40,963
IntercontinentalExchange, Inc.	8,950	1,770,578
Invesco Ltd.	99,600	3,685,200
JP Morgan Chase & Co.	1,600	97,136
Morgan Stanley	98,300	3,064,011
TD Ameritrade Holding Corp.	93,800	3,184,510

		20,600,941

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	20,100	990,930

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	93,570	7,660,576

		33,650,709

Industrial — 12.8%
Aerospace & Defense — 2.6%
The Boeing Co.	51,900	6,512,931
United Technologies Corp.	33,000	3,855,720

		10,368,651

Electronics — 0.1%
Trimble Navigation Ltd. (a)	13,000	505,310

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.2%
Flowserve Corp.	21,400	$1,676,476
Roper Industries, Inc.	15,100	2,016,001
Wabtec Corp.	17,100	1,325,250

		5,017,727

Manufacturing — 3.4%
3M Co.	3,900	529,074
Danaher Corp.	144,560	10,842,000
Honeywell International, Inc.	25,800	2,393,208

		13,764,282

Metal Fabricate & Hardware — 2.1%
Precision Castparts Corp.	33,100	8,366,356

Transportation — 3.4%
Canadian Pacific Railway Ltd.	5,700	857,451
FedEx Corp.	22,400	2,969,344
J.B. Hunt Transport Services, Inc.	6,300	453,096
Kansas City Southern	22,200	2,265,732
Union Pacific Corp.	21,200	3,978,392
United Continental Holdings, Inc. (a)	75,800	3,382,954

		13,906,969

		51,929,295

Technology — 4.5%
Computers — 2.1%
Apple, Inc.	7,320	3,928,937
Cognizant Technology Solutions Corp. Class A (a)	70,400	3,562,944
IHS, Inc. Class A (a)	9,100	1,105,650

		8,597,531

Software — 2.4%
Autodesk, Inc. (a)	1,600	78,688
Fiserv, Inc. (a)	36,940	2,094,128
Intuit, Inc.	1,200	93,276
Microsoft Corp.	1,200	49,188
Red Hat, Inc. (a)	32,500	1,721,850
Salesforce.com, Inc. (a)	86,200	4,921,158
VMware, Inc. Class A (a)	6,600	712,932

		9,671,220

		18,268,751

TOTAL COMMON STOCK (Cost $259,141,259)		405,319,799

TOTAL EQUITIES (Cost $259,141,259)		405,319,799

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	$1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $259,142,260)		405,320,800

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$1,626,049	1,626,049

TOTAL SHORT-TERM INVESTMENTS (Cost $1,626,049)		1,626,049

TOTAL INVESTMENTS — 100.1% (Cost $260,768,309) (c)		406,946,849

Other Assets/(Liabilities) — (0.1)%		(466,533)

NET ASSETS — 100.0%		$406,480,316

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,626,049. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $1,660,523.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,183,378	$20,294,941
MML Equity Income Fund, Initial Class (a)	1,482,115	20,275,328
MML Focused Equity Fund, Class II (a)	471,970	7,306,090
MML Foreign Fund, Initial Class (a)	718,598	8,177,645
MML Fundamental Growth Fund, Class II (a)	949,751	13,856,869
MML Fundamental Value Fund, Class II (a)	1,215,907	19,126,215
MML Global Fund, Class I (a)	840,743	10,526,106
MML High Yield Fund, Class II (a)	1,962,029	22,406,374
MML Income & Growth Fund, Initial Class (a)	995,786	11,690,532
MML Inflation-Protected and Income Fund, Initial Class (a)	657,398	6,948,694
MML International Equity Fund, Class II (a) (b)	634,322	6,470,085
MML Large Cap Growth Fund, Initial Class (a)	927,385	13,326,516
MML Managed Bond Fund, Initial Class (a)	9,619,422	122,273,912
MML Mid Cap Growth Fund, Initial Class (a)	487,346	8,318,997
MML Mid Cap Value Fund, Initial Class (a)	792,276	11,242,403
MML PIMCO Total Return Fund, Class II (a)	6,100,688	63,752,186
MML Short-Duration Bond Fund, Class II (a)	3,161,569	31,584,071
MML Small Cap Growth Equity Fund, Initial Class (a)	200,548	4,616,475
MML Small Company Value Fund, Class II (a)	256,105	6,197,751
MML Small/Mid Cap Value Fund, Initial Class (a)	290,500	4,119,296
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	41,448	3,110,286
Oppenheimer Global Fund/VA, Non-Service Shares (a)	198,190	8,151,539
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,960,298	32,662,433
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,172,250	8,216,128

		464,650,872

TOTAL MUTUAL FUNDS (Cost $427,466,732)		464,650,872

Value
TOTAL LONG-TERM INVESTMENTS (Cost $427,466,732)	$464,650,872

TOTAL INVESTMENTS — 100.1% (Cost $427,466,732) (c)	464,650,872

Other Assets/(Liabilities) — (0.1)%	(318,705)

NET ASSETS — 100.0%	$464,332,167

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 93.7%
Basic Materials — 4.8%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	50,000	$3,355,000
Potash Corp. of Saskatchewan, Inc.	71,300	2,582,486

		5,937,486

Forest Products & Paper — 1.8%
International Paper Co.	152,800	7,010,464
MeadWestvaco Corp.	75,700	2,849,348

		9,859,812

Iron & Steel — 0.8%
Nucor Corp.	95,200	4,811,408

Mining — 1.1%
Newmont Mining Corp.	85,600	2,006,464
Vulcan Materials Co.	67,300	4,472,085

		6,478,549

		27,087,255

Communications — 9.6%
Media — 3.3%
Cablevision Systems Corp. Class A	141,000	2,378,670
Comcast Corp. Class A	53,700	2,686,074
The McGraw Hill Financial, Inc.	9,900	755,370
The New York Times Co. Class A	129,100	2,210,192
Pearson PLC	64,821	1,149,469
Time Warner, Inc.	90,333	5,901,455
The Walt Disney Co.	38,100	3,050,667

		18,131,897

Telecommunications — 6.3%
AT&T, Inc.	228,500	8,013,495
CenturyLink, Inc.	78,705	2,584,672
Cisco Systems, Inc.	200,900	4,502,169
Corning, Inc.	285,200	5,937,864
Harris Corp.	78,900	5,772,324
Telefonica SA	109,689	1,736,847
Verizon Communications, Inc.	97,700	4,647,589
Verizon Communications, Inc.	16,035	764,549
Vodafone Group PLC	332,563	1,224,349

		35,183,858

		53,315,755

Consumer, Cyclical — 7.4%
Auto Manufacturers — 1.1%
Ford Motor Co.	190,100	2,965,560
General Motors Co.	88,649	3,051,299

		6,016,859

Automotive & Parts — 0.7%
Johnson Controls, Inc.	76,100	3,601,052

	Number of Shares	Value
Distribution & Wholesale — 0.6%
Genuine Parts Co.	37,200	$3,230,820

Entertainment — 0.4%
The Madison Square Garden Co. Class A (a)	40,025	2,272,619

Home Furnishing — 0.1%
Whirlpool Corp.	3,900	582,894

Leisure Time — 0.8%
Carnival Corp.	123,600	4,679,496

Retail — 2.7%
Coach, Inc.	33,800	1,678,508
Kohl’s Corp.	104,500	5,935,600
Macy’s, Inc.	70,800	4,197,732
Staples, Inc.	255,600	2,898,504
Tiffany & Co.	3,900	335,985

		15,046,329

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	139,700	5,603,367

		41,033,436

Consumer, Non-cyclical — 11.7%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	142,300	6,174,397

Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	10,100	550,046
PepsiCo, Inc.	57,000	4,759,500

		5,309,546

Commercial Services — 0.3%
Western Union Co.	114,100	1,866,676

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	192,700	2,821,128
The Procter & Gamble Co.	14,500	1,168,700

		3,989,828

Foods — 1.3%
Campbell Soup Co.	112,800	5,062,464
McCormick & Co., Inc.	31,400	2,252,636

		7,315,100

Health Care – Products — 1.6%
Johnson & Johnson	88,100	8,654,063

Health Care – Services — 0.6%
Quest Diagnostics, Inc.	57,300	3,318,816

Household Products — 1.0%
The Clorox Co.	61,600	5,421,416

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	111,500	5,792,425
GlaxoSmithKline PLC	111,995	2,983,507
Merck & Co., Inc.	126,000	7,153,020

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	233,554	$7,501,755

		23,430,707

		65,480,549

Energy — 14.5%
Coal — 0.7%
CONSOL Energy, Inc.	104,500	4,174,775

Oil & Gas — 12.7%
Anadarko Petroleum Corp.	61,400	5,204,264
Apache Corp.	114,100	9,464,595
BP PLC Sponsored ADR (United Kingdom)	62,100	2,987,010
Chevron Corp.	102,000	12,128,820
ConocoPhillips	32,100	2,258,235
Diamond Offshore Drilling, Inc.	64,200	3,130,392
ENI SpA	48,694	1,222,835
Exxon Mobil Corp.	105,800	10,334,544
Hess Corp.	76,100	6,307,168
Murphy Oil Corp.	89,900	5,651,114
Petroleo Brasileiro SA Sponsored ADR (Brazil)	218,600	2,874,590
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	110,600	8,080,436
Talisman Energy, Inc.	106,100	1,058,878

		70,702,881

Oil & Gas Services — 1.1%
Schlumberger Ltd.	62,300	6,074,250

		80,951,906

Financial — 19.5%
Banks — 9.8%
Bank of America Corp.	563,377	9,690,084
Bank of New York Mellon Corp.	3,600	127,044
Northern Trust Corp.	85,600	5,611,936
PNC Financial Services Group, Inc.	96,400	8,386,800
Regions Financial Corp.	209,400	2,326,434
SunTrust Banks, Inc.	146,900	5,845,151
U.S. Bancorp	232,800	9,977,808
Wells Fargo & Co.	253,300	12,599,142

		54,564,399

Diversified Financial — 4.7%
American Express Co.	64,600	5,815,938
JP Morgan Chase & Co.	248,000	15,056,080
Legg Mason, Inc.	109,100	5,350,264

		26,222,282

Insurance — 3.9%
The Allstate Corp.	114,100	6,455,778
The Chubb Corp.	27,900	2,491,470
Loews Corp.	38,600	1,700,330
Marsh & McLennan Cos., Inc.	145,000	7,148,500
Sun Life Financial, Inc.	63,000	2,181,690

	Number of Shares	Value
Willis Group Holdings PLC	38,000	$1,676,940

		21,654,708

Real Estate Investment Trusts (REITS) — 1.1%
Digital Realty Trust, Inc.	41,300	2,192,204
Weyerhaeuser Co.	130,842	3,840,213

		6,032,417

		108,473,806

Industrial — 14.8%
Aerospace & Defense — 1.1%
The Boeing Co.	47,100	5,910,579

Building Materials — 1.0%
Masco Corp.	137,300	3,049,433
USG Corp. (a)	76,600	2,506,352

		5,555,785

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	96,700	6,459,560

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	46,200	3,753,288

Machinery – Construction & Mining — 0.6%
Joy Global, Inc.	59,100	3,427,800

Machinery – Diversified — 1.3%
Deere & Co.	38,000	3,450,400
Xylem, Inc.	98,600	3,591,012

		7,041,412

Manufacturing — 6.0%
Eaton Corp. PLC	41,884	3,146,326
General Electric Co.	594,800	15,399,372
Honeywell International, Inc.	79,200	7,346,592
Illinois Tool Works, Inc.	94,800	7,710,084

		33,602,374

Transportation — 3.0%
Norfolk Southern Corp.	57,100	5,548,407
United Continental Holdings, Inc. (a)	123,800	5,525,194
United Parcel Service, Inc. Class B	59,600	5,803,848

		16,877,449

		82,628,247

Technology — 5.9%
Computers — 1.9%
Apple, Inc.	12,600	6,762,924
Computer Sciences Corp.	61,500	3,740,430

		10,503,354

Semiconductors — 2.4%
Analog Devices, Inc.	78,600	4,176,804
Applied Materials, Inc.	239,500	4,890,590
Texas Instruments, Inc.	91,000	4,290,650

		13,358,044

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.6%
CA, Inc.	48,200	$1,492,754
Microsoft Corp.	178,600	7,320,814

		8,813,568

		32,674,966

Utilities — 5.5%
Electric — 4.3%
The AES Corp.	151,000	2,156,280
Duke Energy Corp.	89,033	6,340,930
Entergy Corp.	75,200	5,027,120
Exelon Corp.	133,200	4,470,192
FirstEnergy Corp.	78,200	2,661,146
Xcel Energy, Inc.	111,500	3,385,140

		24,040,808

Gas — 1.2%
NiSource, Inc.	185,600	6,594,368

		30,635,176

TOTAL COMMON STOCK (Cost $350,054,326)		522,281,096

PREFERRED STOCK — 0.1%
Financial — 0.1%
Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co. 6.375%	5,400	294,840

TOTAL PREFERRED STOCK (Cost $270,001)		294,840

TOTAL EQUITIES (Cost $350,324,327)		522,575,936

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
T. Rowe Price Reserve Investment Fund	13,650,880	13,650,880

TOTAL MUTUAL FUNDS (Cost $13,650,880)		13,650,880

TOTAL LONG-TERM INVESTMENTS (Cost $363,975,207)		536,226,816

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$20,156,682	20,156,682

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $20,156,682)	$20,156,682

TOTAL INVESTMENTS — 99.9% (Cost $384,131,889) (c)	556,383,498

Other Assets/(Liabilities) — 0.1%	731,532

NET ASSETS — 100.0%	$557,115,030

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $20,156,687. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity date of 5/15/40, and an aggregate market value, including accrued interest, of $20,562,859.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.2%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,099	$606,985
Airgas, Inc.	1,578	168,073
CF Industries Holdings, Inc.	1,343	350,039
The Dow Chemical Co.	29,461	1,431,510
E.I. du Pont de Nemours & Co.	22,437	1,505,523
Eastman Chemical Co.	3,707	319,580
Ecolab, Inc.	6,534	705,607
FMC Corp.	3,191	244,303
International Flavors & Fragrances, Inc.	1,994	190,766
LyondellBasell Industries NV Class A	10,462	930,490
Monsanto Co.	12,706	1,445,562
The Mosaic Co.	8,119	405,950
PPG Industries, Inc.	3,361	650,219
Praxair, Inc.	7,115	931,852
The Sherwin-Williams Co.	2,042	402,539
Sigma-Aldrich Corp.	2,916	272,296

		10,561,294

Forest Products & Paper — 0.1%
International Paper Co.	10,649	488,576
MeadWestvaco Corp.	4,122	155,152

		643,728

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,599	97,931
Cliffs Natural Resources, Inc.	3,757	76,868
Nucor Corp.	7,695	388,905
United States Steel Corp.	3,654	100,887

		664,591

Mining — 0.4%
Alcoa, Inc.	25,830	332,432
Freeport-McMoRan Copper & Gold, Inc.	25,238	834,621
Newmont Mining Corp.	12,189	285,710
Vulcan Materials Co.	3,189	211,909

		1,664,672

		13,534,285

Communications — 12.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	10,204	174,897
Omnicom Group, Inc.	6,310	458,106

		633,003

Internet — 4.5%
Akamai Technologies, Inc. (a)	4,296	250,070

	Number of Shares	Value
Amazon.com, Inc. (a)	8,997	$3,027,670
eBay, Inc. (a)	28,192	1,557,326
Expedia, Inc.	2,466	178,785
F5 Networks, Inc. (a)	1,814	193,427
Facebook, Inc. Class A (a)	41,342	2,490,442
Google, Inc. Class A (a)	6,833	7,615,447
Netflix, Inc. (a)	1,436	505,515
Priceline.com, Inc. (a)	1,264	1,506,549
Symantec Corp.	16,870	336,894
TripAdvisor, Inc. (a)	2,656	240,607
VeriSign, Inc. (a)	3,092	166,690
Yahoo!, Inc. (a)	22,718	815,576

		18,884,998

Media — 3.5%
Cablevision Systems Corp. Class A	5,210	87,893
CBS Corp. Class B	13,359	825,586
Comcast Corp. Class A	63,071	3,154,811
DIRECTV (a)	11,468	876,384
Discovery Communications, Inc. Series A (a)	5,374	444,430
Gannett Co., Inc.	5,453	150,503
Graham Holdings Co. Class B	105	73,894
The McGraw Hill Financial, Inc.	6,546	499,460
News Corp. Class A (a)	12,131	208,896
Nielsen Holdings NV	6,896	307,768
Scripps Networks Interactive Class A	2,677	203,211
Time Warner Cable, Inc.	6,715	921,164
Time Warner, Inc.	21,593	1,410,671
Twenty-First Century Fox Class A	46,950	1,500,991
Viacom, Inc. Class B	9,642	819,474
The Walt Disney Co.	39,435	3,157,560

		14,642,696

Telecommunications — 4.4%
AT&T, Inc.	125,964	4,417,558
CenturyLink, Inc.	13,951	458,151
Cisco Systems, Inc.	124,615	2,792,622
Corning, Inc.	33,683	701,280
Crown Castle International Corp.	8,042	593,339
Frontier Communications Corp.	23,686	135,010
Harris Corp.	2,633	192,630
Juniper Networks, Inc. (a)	12,213	314,607
Knowles Corp. (a)	1	16
Motorola Solutions, Inc.	5,436	349,480
QUALCOMM, Inc.	40,911	3,226,241
Verizon Communications, Inc.	100,222	4,767,561
Windstream Corp.	14,725	121,334

		18,069,829

		52,230,526

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.3%
Airlines — 0.3%
Delta Air Lines, Inc.	20,684	$716,700
Southwest Airlines Co.	16,990	401,134

		1,117,834

Apparel — 0.5%
Nike, Inc. Class B	17,990	1,328,742
Ralph Lauren Corp.	1,410	226,911
VF Corp.	8,500	525,980

		2,081,633

Auto Manufacturers — 0.8%
Ford Motor Co.	95,708	1,493,045
General Motors Co.	31,445	1,082,337
Paccar, Inc.	8,646	583,086

		3,158,468

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,546	340,913
Delphi Automotive PLC	6,703	454,865
The Goodyear Tire & Rubber Co.	6,060	158,348
Johnson Controls, Inc.	16,081	760,953

		1,715,079

Distribution & Wholesale — 0.3%
Fastenal Co.	6,567	323,884
Fossil Group, Inc. (a)	1,145	133,519
Genuine Parts Co.	3,758	326,382
W.W. Grainger, Inc.	1,467	370,652

		1,154,437

Entertainment — 0.0%
International Game Technology	6,125	86,118

Home Builders — 0.1%
D.R. Horton, Inc.	6,697	144,990
Lennar Corp. Class A	4,125	163,432
PulteGroup, Inc.	8,172	156,821

		465,243

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,598	170,027
Whirlpool Corp.	1,862	278,295

		448,322

Housewares — 0.0%
Newell Rubbermaid, Inc.	6,782	202,782

Leisure Time — 0.2%
Carnival Corp.	10,507	397,795
Harley-Davidson, Inc.	5,273	351,235

		749,030

Lodging — 0.3%
Marriott International, Inc. Class A	5,295	296,626
Starwood Hotels & Resorts Worldwide, Inc.	4,621	367,831

	Number of Shares	Value
Wyndham Worldwide Corp.	3,156	$231,114
Wynn Resorts Ltd.	1,940	430,971

		1,326,542

Retail — 6.1%
AutoNation, Inc. (a)	1,550	82,507
AutoZone, Inc. (a)	814	437,199
Bed Bath & Beyond, Inc. (a)	5,207	358,242
Best Buy Co., Inc.	6,620	174,834
CarMax, Inc. (a)	5,501	257,447
Chipotle Mexican Grill, Inc. (a)	744	422,629
Coach, Inc.	6,807	338,036
Costco Wholesale Corp.	10,646	1,188,945
CVS Caremark Corp.	28,626	2,142,942
Darden Restaurants, Inc.	3,192	162,026
Dollar General Corp. (a)	7,107	394,296
Dollar Tree, Inc. (a)	5,077	264,918
Family Dollar Stores, Inc.	2,300	133,423
GameStop Corp. Class A	2,859	117,505
The Gap, Inc.	6,436	257,826
The Home Depot, Inc.	34,064	2,695,484
Kohl’s Corp.	4,790	272,072
L Brands, Inc.	5,960	338,349
Lowe’s Cos., Inc.	25,408	1,242,451
Macy’s, Inc.	8,952	530,764
McDonald’s Corp.	23,978	2,350,563
Michael Kors Holdings Ltd. (a)	4,357	406,377
Nordstrom, Inc.	3,462	216,202
O’Reilly Automotive, Inc. (a)	2,596	385,221
PetSmart, Inc.	2,466	169,883
PVH Corp.	1,988	248,043
Ross Stores, Inc.	5,190	371,345
Staples, Inc.	15,451	175,214
Starbucks Corp.	18,255	1,339,552
Target Corp.	15,234	921,809
Tiffany & Co.	2,667	229,762
The TJX Cos., Inc.	17,246	1,045,970
Tractor Supply Co.	3,397	239,930
Urban Outfitters, Inc. (a)	2,740	99,928
Wal-Mart Stores, Inc.	39,155	2,992,617
Walgreen Co.	21,098	1,393,101
Yum! Brands, Inc.	10,678	805,014

		25,202,426

Textiles — 0.1%
Cintas Corp.	2,373	141,455
Mohawk Industries, Inc. (a)	1,492	202,882

		344,337

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,906	161,632
Mattel, Inc.	8,140	326,495

		488,127

		38,540,378

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.1%
Agriculture — 1.6%
Altria Group, Inc.	48,197	$1,804,014
Archer-Daniels-Midland Co.	15,945	691,853
Lorillard, Inc.	8,761	473,795
Philip Morris International, Inc.	38,349	3,139,633
Reynolds American, Inc.	7,612	406,633

		6,515,928

Beverages — 2.1%
Brown-Forman Corp. Class B	3,962	355,352
The Coca-Cola Co.	91,692	3,544,813
Coca-Cola Enterprises, Inc.	5,724	273,378
Constellation Brands, Inc. Class A (a)	4,029	342,344
Dr. Pepper Snapple Group, Inc.	4,701	256,016
Keurig Green Mountain, Inc.	3,126	330,074
Molson Coors Brewing Co. Class B	3,910	230,143
Monster Beverage Corp. (a)	3,308	229,741
PepsiCo, Inc.	36,843	3,076,390

		8,638,251

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	4,809	731,593
Amgen, Inc.	18,276	2,254,162
Biogen Idec, Inc. (a)	5,722	1,750,188
Celgene Corp. (a)	9,829	1,372,129
Regeneron Pharmaceuticals, Inc. (a)	1,910	573,535
Vertex Pharmaceuticals, Inc. (a)	5,678	401,548

		7,083,155

Commercial Services — 2.1%
The ADT Corp.	4,433	132,768
Alliance Data Systems Corp. (a)	1,288	350,916
Automatic Data Processing, Inc.	11,701	904,019
Equifax, Inc.	2,899	197,219
H&R Block, Inc.	6,515	196,688
Iron Mountain, Inc.	4,151	114,443
MasterCard, Inc. Class A	24,700	1,845,090
McKesson Corp.	5,549	979,787
Moody’s Corp.	4,545	360,510
Paychex, Inc.	7,856	334,666
Quanta Services, Inc. (a)	5,369	198,116
Robert Half International, Inc.	3,333	139,819
Total System Services, Inc.	3,920	119,207
Visa, Inc. Class A	12,267	2,647,955
Western Union Co.	13,509	221,007

		8,742,210

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	10,651	155,931
Colgate-Palmolive Co.	21,147	1,371,806
The Estee Lauder Cos., Inc. Class A	6,232	416,796
The Procter & Gamble Co.	65,631	5,289,858

		7,234,391

	Number of Shares	Value
Foods — 1.6%
Campbell Soup Co.	4,303	$193,119
ConAgra Foods, Inc.	10,279	318,957
General Mills, Inc.	15,120	783,518
The Hershey Co.	3,592	375,005
Hormel Foods Corp.	3,209	158,107
The J.M. Smucker Co.	2,498	242,906
Kellogg Co.	6,180	387,548
Kraft Foods Group, Inc.	14,371	806,213
The Kroger Co.	12,404	541,435
McCormick & Co., Inc.	3,202	229,711
Mondelez International, Inc. Class A	41,181	1,422,804
Safeway, Inc.	5,585	206,310
Sysco Corp.	14,141	510,914
Tyson Foods, Inc. Class A	6,542	287,913
Whole Foods Market, Inc.	9,070	459,940

		6,924,400

Health Care – Products — 3.3%
Baxter International, Inc.	13,202	971,403
Becton, Dickinson & Co.	4,645	543,837
Boston Scientific Corp. (a)	32,044	433,235
C.R. Bard, Inc.	1,861	275,391
CareFusion Corp. (a)	5,097	205,001
Covidien PLC	10,895	802,526
Edwards Lifesciences Corp. (a)	2,620	194,325
Intuitive Surgical, Inc. (a)	927	406,017
Johnson & Johnson	68,438	6,722,665
Medtronic, Inc.	24,162	1,486,929
St. Jude Medical, Inc.	6,865	448,902
Stryker Corp.	7,175	584,547
Varian Medical Systems, Inc. (a)	2,511	210,899
Zimmer Holdings, Inc.	4,139	391,467

		13,677,144

Health Care – Services — 1.5%
Aetna, Inc.	8,752	656,137
Cigna Corp.	6,617	554,041
DaVita HealthCare Partners, Inc. (a)	4,316	297,157
Humana, Inc.	3,728	420,220
Laboratory Corporation of America Holdings (a)	2,074	203,688
Quest Diagnostics, Inc.	3,461	200,461
Tenet Healthcare Corp. (a)	2,245	96,108
Thermo Fisher Scientific, Inc.	9,494	1,141,559
UnitedHealth Group, Inc.	23,936	1,962,513
WellPoint, Inc.	6,835	680,424

		6,212,308

Household Products — 0.4%
Avery Dennison Corp.	2,358	119,480
Beam, Inc.	3,951	329,118
The Clorox Co.	3,134	275,823
Kimberly-Clark Corp.	9,180	1,012,095

		1,736,516

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.1%
Abbott Laboratories	37,327	$1,437,463
AbbVie, Inc.	38,436	1,975,610
Actavis PLC (a)	4,229	870,540
Allergan, Inc.	7,222	896,250
AmerisourceBergen Corp.	5,585	366,320
Bristol-Myers Squibb Co.	39,780	2,066,571
Cardinal Health, Inc.	8,359	584,963
DENTSPLY International, Inc.	3,319	152,807
Eli Lilly & Co.	23,834	1,402,869
Express Scripts Holding Co. (a)	18,781	1,410,265
Forest Laboratories, Inc. (a)	5,796	534,797
Gilead Sciences, Inc. (a)	37,186	2,635,000
Hospira, Inc. (a)	3,952	170,924
Mead Johnson Nutrition Co.	4,911	408,301
Merck & Co., Inc.	71,174	4,040,548
Mylan, Inc. (a)	9,001	439,519
Patterson Cos., Inc.	1,940	81,014
Perrigo Co. PLC	3,247	502,181
Pfizer, Inc.	154,427	4,960,195
Zoetis, Inc.	12,190	352,779

		25,288,916

		92,053,219

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,682	215,096

Energy — 9.9%
Coal — 0.1%
CONSOL Energy, Inc.	5,491	219,366
Peabody Energy Corp.	6,533	106,749

		326,115

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,670	116,549

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	12,185	1,032,801
Apache Corp.	9,563	793,251
Cabot Oil & Gas Corp.	10,236	346,796
Chesapeake Energy Corp.	12,225	313,205
Chevron Corp.	46,210	5,494,831
ConocoPhillips	29,663	2,086,792
Denbury Resources, Inc.	8,580	140,712
Devon Energy Corp.	9,248	618,969
Diamond Offshore Drilling, Inc.	1,713	83,526
Ensco PLC Class A	5,621	296,676
EOG Resources, Inc.	6,591	1,292,956
EQT Corp.	3,629	351,904
Exxon Mobil Corp.	104,586	10,215,961
Helmerich & Payne, Inc.	2,550	274,278
Hess Corp.	6,632	549,660
Marathon Oil Corp.	16,970	602,774
Marathon Petroleum Corp.	7,133	620,856

	Number of Shares	Value
Murphy Oil Corp.	4,216	$265,018
Nabors Industries Ltd.	6,428	158,450
Newfield Exploration Co. (a)	3,376	105,871
Noble Corp. PLC	6,201	203,021
Noble Energy, Inc.	8,724	619,753
Occidental Petroleum Corp.	19,260	1,835,285
Phillips 66	14,231	1,096,641
Pioneer Natural Resources Co.	3,475	650,312
QEP Resources, Inc.	4,430	130,419
Range Resources Corp.	3,949	327,649
Rowan Cos. PLC Class A (a)	3,065	103,229
Southwestern Energy Co. (a)	8,503	391,223
Tesoro Corp.	3,099	156,778
Valero Energy Corp.	12,878	683,822

		31,843,419

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,580	687,912
Cameron International Corp. (a)	5,278	326,022
FMC Technologies, Inc. (a)	5,786	302,550
Halliburton Co.	20,501	1,207,304
National Oilwell Varco, Inc.	10,362	806,889
Schlumberger Ltd.	31,637	3,084,607
Transocean Ltd.	8,277	342,171

		6,757,455

Pipelines — 0.5%
Kinder Morgan, Inc.	16,156	524,908
ONEOK, Inc.	4,952	293,406
Spectra Energy Corp.	16,137	596,101
The Williams Cos., Inc.	16,586	673,060

		2,087,475

		41,131,013

Financial — 15.6%
Banks — 4.7%
Bank of America Corp.	255,741	4,398,745
Bank of New York Mellon Corp.	27,454	968,852
BB&T Corp.	17,153	689,036
Capital One Financial Corp.	13,846	1,068,357
Comerica, Inc.	4,363	226,003
Fifth Third Bancorp	20,632	473,505
Huntington Bancshares, Inc.	20,420	203,587
KeyCorp	21,658	308,410
M&T Bank Corp.	3,178	385,491
Northern Trust Corp.	5,477	359,072
PNC Financial Services Group, Inc.	12,868	1,119,516
Regions Financial Corp.	34,345	381,573
State Street Corp.	10,441	726,172
SunTrust Banks, Inc.	12,851	511,341
U.S. Bancorp	44,114	1,890,726
Wells Fargo & Co.	115,894	5,764,568
Zions Bancorp	4,420	136,932

		19,611,886

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.8%
American Express Co.	22,118	$1,991,284
Ameriprise Financial, Inc.	4,633	509,954
BlackRock, Inc.	3,043	956,963
The Charles Schwab Corp.	28,167	769,804
Citigroup, Inc.	73,469	3,497,125
CME Group, Inc.	7,685	568,767
Discover Financial Services	11,394	663,017
E*TRADE Financial Corp. (a)	7,170	165,053
Franklin Resources, Inc.	9,707	525,925
The Goldman Sachs Group, Inc.	10,186	1,668,976
IntercontinentalExchange, Inc.	2,758	545,615
Invesco Ltd.	10,486	387,982
JP Morgan Chase & Co.	91,669	5,565,225
Legg Mason, Inc.	2,518	123,483
Morgan Stanley	33,942	1,057,972
The NASDAQ OMX Group, Inc.	2,919	107,828
SLM Corp.	10,286	251,801
T. Rowe Price Group, Inc.	6,277	516,911

		19,873,685

Insurance — 4.1%
ACE Ltd.	8,143	806,645
Aflac, Inc.	11,029	695,268
The Allstate Corp.	10,815	611,913
American International Group, Inc.	35,433	1,772,004
Aon PLC	7,230	609,344
Assurant, Inc.	1,723	111,926
Berkshire Hathaway, Inc. Class B (a)	43,547	5,442,069
The Chubb Corp.	5,933	529,817
Cincinnati Financial Corp.	3,504	170,505
Genworth Financial, Inc. Class A (a)	11,745	208,239
The Hartford Financial Services Group, Inc.	10,831	382,009
Lincoln National Corp.	6,348	321,653
Loews Corp.	7,500	330,375
Marsh & McLennan Cos., Inc.	13,370	659,141
MetLife, Inc.	27,105	1,431,144
Principal Financial Group, Inc.	6,637	305,236
The Progressive Corp.	13,346	323,240
Prudential Financial, Inc.	11,224	950,112
Torchmark Corp.	2,116	166,529
The Travelers Cos., Inc.	8,520	725,052
Unum Group	6,268	221,323
XL Group PLC	6,795	212,344

		16,985,888

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,702	183,836

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	9,614	787,098
Apartment Investment & Management Co. Class A	3,453	104,350
AvalonBay Communities, Inc.	2,910	382,141

	Number of Shares	Value
Boston Properties, Inc.	3,699	$423,646
Equity Residential	8,195	475,228
General Growth Properties, Inc.	12,531	275,682
HCP, Inc.	11,089	430,142
Health Care REIT, Inc.	6,975	415,710
Host Hotels & Resorts, Inc.	18,483	374,096
Kimco Realty Corp.	10,104	221,076
The Macerich Co.	3,376	210,426
Plum Creek Timber Co., Inc.	4,317	181,487
Prologis, Inc.	12,114	494,615
Public Storage	3,492	588,367
Simon Property Group, Inc.	7,576	1,242,464
Ventas, Inc.	7,116	431,016
Vornado Realty Trust	4,253	419,176
Weyerhaeuser Co.	14,230	417,650

		7,874,370

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	118,058
People’s United Financial, Inc.	7,564	112,477

		230,535

		64,760,200

Industrial — 10.1%
Aerospace & Defense — 2.0%
The Boeing Co.	16,555	2,077,487
General Dynamics Corp.	7,875	857,745
L-3 Communications Holdings, Inc.	2,064	243,862
Lockheed Martin Corp.	6,511	1,062,856
Northrop Grumman Corp.	5,254	648,238
Raytheon Co.	7,617	752,483
Rockwell Collins, Inc.	3,315	264,106
United Technologies Corp.	20,376	2,380,732

		8,287,509

Building Materials — 0.1%
Masco Corp.	8,770	194,782

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	5,942	305,953
Emerson Electric Co.	16,950	1,132,260

		1,438,213

Electronics — 0.5%
Agilent Technologies, Inc.	8,076	451,610
Allegion PLC	2,192	114,357
Amphenol Corp. Class A	3,879	355,510
FLIR Systems, Inc.	3,474	125,064
Garmin Ltd.	2,954	163,238
Jabil Circuit, Inc.	4,587	82,566
PerkinElmer, Inc.	2,803	126,303
TE Connectivity Ltd.	9,860	593,670
Waters Corp. (a)	2,031	220,181

		2,232,499

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	3,917	$304,468
Jacobs Engineering Group, Inc. (a)	3,185	202,248

		506,716

Environmental Controls — 0.2%
Republic Services, Inc.	6,657	227,403
Stericycle, Inc. (a)	2,043	232,126
Waste Management, Inc.	10,430	438,790

		898,319

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	160,688
Stanley Black & Decker, Inc.	3,777	306,843

		467,531

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,426	1,532,882
Ingersoll-Rand PLC	6,263	358,494
Joy Global, Inc.	2,356	136,648

		2,028,024

Machinery – Diversified — 0.6%
Cummins, Inc.	4,216	628,142
Deere & Co.	8,945	812,206
Flowserve Corp.	3,358	263,066
Rockwell Automation, Inc.	3,335	415,374
Roper Industries, Inc.	2,442	326,031
Xylem, Inc.	4,545	165,529

		2,610,348

Manufacturing — 3.6%
3M Co.	15,238	2,067,187
Danaher Corp.	14,588	1,094,100
Dover Corp.	4,056	331,578
Eaton Corp. PLC	11,474	861,927
General Electric Co.	242,752	6,284,849
Honeywell International, Inc.	18,976	1,760,214
Illinois Tool Works, Inc.	9,469	770,114
Leggett & Platt, Inc.	3,501	114,273
Pall Corp.	2,628	235,127
Parker Hannifin Corp.	3,588	429,519
Pentair Ltd.	4,780	379,245
Textron, Inc.	6,730	264,422
Tyco International Ltd.	11,080	469,792

		15,062,347

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,529	891,990

Packaging & Containers — 0.1%
Ball Corp.	3,465	189,917
Bemis Co., Inc.	2,424	95,118
Owens-Illinois, Inc. (a)	4,008	135,590
Sealed Air Corp.	4,595	151,038

		571,663

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,490	$182,841
CSX Corp.	24,349	705,391
Expeditors International of Washington, Inc.	5,004	198,308
FedEx Corp.	6,722	891,068
Kansas City Southern	2,707	276,276
Norfolk Southern Corp.	7,468	725,666
Ryder System, Inc.	1,306	104,376
Union Pacific Corp.	11,009	2,065,949
United Parcel Service, Inc. Class B	17,197	1,674,644

		6,824,519

		42,014,460

Technology — 11.4%
Computers — 5.6%
Accenture PLC Class A	15,359	1,224,419
Apple, Inc.	21,585	11,585,533
Cognizant Technology Solutions Corp. Class A (a)	14,688	743,360
Computer Sciences Corp.	3,521	214,147
EMC Corp.	48,984	1,342,651
Hewlett-Packard Co.	45,845	1,483,544
International Business Machines Corp.	23,684	4,558,933
NetApp, Inc.	8,004	295,348
SanDisk Corp.	5,512	447,519
Seagate Technology PLC	7,908	444,113
Teradata Corp. (a)	3,945	194,055
Western Digital Corp.	5,075	465,987

		22,999,609

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,718	122,621
Xerox Corp.	26,907	304,049

		426,670

Semiconductors — 2.0%
Altera Corp.	7,767	281,476
Analog Devices, Inc.	7,502	398,656
Applied Materials, Inc.	29,324	598,796
Broadcom Corp. Class A	13,385	421,360
Intel Corp.	120,293	3,104,762
KLA-Tencor Corp.	4,004	276,837
Lam Research Corp. (a)	3,963	217,965
Linear Technology Corp.	5,811	282,938
LSI Corp.	13,065	144,630
Microchip Technology, Inc.	4,921	235,027
Micron Technology, Inc. (a)	25,474	602,715
NVIDIA Corp.	13,401	240,012
Texas Instruments, Inc.	26,214	1,235,990
Xilinx, Inc.	6,539	354,871

		8,396,035

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.7%
Adobe Systems, Inc. (a)	11,236	$738,655
Autodesk, Inc. (a)	5,422	266,654
CA, Inc.	7,766	240,513
Cerner Corp. (a)	7,108	399,825
Citrix Systems, Inc. (a)	4,437	254,817
The Dun & Bradstreet Corp.	904	89,812
Electronic Arts, Inc. (a)	7,610	220,766
Fidelity National Information Services, Inc.	7,015	374,952
Fiserv, Inc. (a)	6,127	347,340
Intuit, Inc.	6,828	530,740
Microsoft Corp.	182,799	7,492,931
Oracle Corp.	83,806	3,428,504
Red Hat, Inc. (a)	4,633	245,456
Salesforce.com, Inc. (a)	13,605	776,709

		15,407,674

		47,229,988

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	16,050	229,194
Ameren Corp.	5,851	241,061
American Electric Power Co., Inc.	11,709	593,178
CenterPoint Energy, Inc.	10,145	240,335
CMS Energy Corp.	6,604	193,365
Consolidated Edison, Inc.	6,990	375,014
Dominion Resources, Inc.	14,111	1,001,740
DTE Energy Co.	4,273	317,441
Duke Energy Corp.	17,137	1,220,497
Edison International	7,799	441,501
Entergy Corp.	4,299	287,388
Exelon Corp.	20,960	703,418
FirstEnergy Corp.	10,231	348,161
Integrys Energy Group, Inc.	1,987	118,525
NextEra Energy, Inc.	10,593	1,012,903
Northeast Utilities	7,640	347,620
NRG Energy, Inc.	7,911	251,570
Pepco Holdings, Inc.	6,057	124,047
PG&E Corp.	10,945	472,824
Pinnacle West Capital Corp.	2,700	147,582
PPL Corp.	15,099	500,381
Public Service Enterprise Group, Inc.	12,349	470,991
SCANA Corp.	3,400	174,488
The Southern Co.	21,349	938,075
TECO Energy, Inc.	4,922	84,412
Wisconsin Energy Corp.	5,564	259,004
Xcel Energy, Inc.	12,143	368,661

		11,463,376

Gas — 0.2%
AGL Resources, Inc.	2,800	137,088
NiSource, Inc.	7,615	270,561

	Number of Shares	Value
Sempra Energy	5,453	$527,632

		935,281

		12,398,657

TOTAL COMMON STOCK (Cost $235,133,855)		404,107,822

TOTAL EQUITIES (Cost $235,133,855)		404,107,822

TOTAL LONG-TERM INVESTMENTS (Cost $235,133,855)		404,107,822

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$10,127,299	10,127,299

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	1,345	1,345

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 4/10/14	5,000	5,000
U.S. Treasury Bill (c) 0.000% 4/10/14	5,000	5,000
U.S. Treasury Bill (c) 0.000% 4/10/14	10,000	10,000
U.S. Treasury Bill (c) 0.000% 4/10/14	80,000	79,998
U.S. Treasury Bill (c) 0.000% 4/10/14	40,000	39,999
U.S. Treasury Bill (c) 0.000% 4/10/14	465,000	464,994

		604,991

TOTAL SHORT-TERM INVESTMENTS (Cost $10,733,635)		10,733,635

TOTAL INVESTMENTS — 99.9% (Cost $245,867,490) (d)		414,841,457

Other Assets/(Liabilities) —0.1%		495,294

NET ASSETS — 100.0%		$415,336,751

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $10,127,302. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $10,331,541.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.7%

COMMON STOCK — 91.7%
Consumer, Cyclical — 26.9%
Apparel — 3.8%
Ralph Lauren Corp.	39,500	$6,356,735

Auto Manufacturers — 5.4%
General Motors Co.	261,000	8,983,620

Entertainment — 4.6%
Gaming and Leisure Properties, Inc.	162,600	5,928,396
Penn National Gaming, Inc. (a)	141,000	1,737,120

		7,665,516

Lodging — 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	60,000	4,776,000

Retail — 10.2%
CarMax, Inc. (a)	83,000	3,884,400
Family Dollar Stores, Inc.	127,500	7,396,275
Tiffany & Co.	67,000	5,772,050

		17,052,725

		44,834,596

Consumer, Non-cyclical — 3.8%
Commercial Services — 3.8%
Visa, Inc. Class A	29,000	6,259,940

Energy — 8.2%
Oil & Gas Services — 8.2%
Dresser-Rand Group, Inc. (a)	93,000	5,432,130
National Oilwell Varco, Inc.	106,500	8,293,155

		13,725,285

Financial — 31.8%
Banks — 6.1%
Wells Fargo & Co.	203,500	10,122,090

Diversified Financial — 13.5%
BlackRock, Inc.	17,500	5,503,400
Franklin Resources, Inc.	156,000	8,452,080
JP Morgan Chase & Co.	142,000	8,620,820

		22,576,300

Insurance — 8.8%
American International Group, Inc.	182,500	9,126,825
Aon PLC	65,000	5,478,200

		14,605,025

Real Estate — 3.4%
CBRE Group, Inc. (a)	208,000	5,705,440

		53,008,855

Technology — 21.0%
Computers — 4.6%
Apple, Inc.	14,300	7,675,382

	Number of Shares	Value
Semiconductors — 11.4%
Applied Materials, Inc.	468,000	$9,556,560
Intel Corp.	366,000	9,446,460

		19,003,020

Software — 5.0%
Oracle Corp.	201,000	8,222,910

		34,901,312

TOTAL COMMON STOCK (Cost $118,784,866)		152,729,988

TOTAL EQUITIES (Cost $118,784,866)		152,729,988

TOTAL LONG-TERM INVESTMENTS (Cost $118,784,866)		152,729,988

	Principal Amount
SHORT-TERM INVESTMENTS — 8.6%
Repurchase Agreement — 8.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$14,335,843	14,335,843

TOTAL SHORT-TERM INVESTMENTS (Cost $14,335,843)		14,335,843

TOTAL INVESTMENTS — 100.3% (Cost $133,120,709) (c)		167,065,831

Other Assets/(Liabilities) — (0.3)%		(448,510)

NET ASSETS — 100.0%		$166,617,321

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $14,335,847. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $14,624,593.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 4.1%
Chemicals — 2.4%
Akzo Nobel NV	85,140	$6,975,906
Lonza Group AG Registered	18,340	1,876,118

		8,852,024

Iron & Steel — 1.2%
POSCO ADR (Republic of Korea)	62,311	4,325,007

Mining — 0.5%
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	115,696	1,924,024

		15,101,055

Communications — 10.7%
Internet — 1.0%
Trend Micro, Inc.	120,900	3,737,518

Media — 1.9%
Reed Elsevier NV	101,753	2,201,909
Vivendi SA	168,272	4,694,260

		6,896,169

Telecommunications — 7.8%
China Mobile Ltd.	278,500	2,530,559
China Telecom Corp. Ltd. Class H	9,487,643	4,393,926
Singapore Telecommunications Ltd.	1,829,000	5,318,188
Singapore Telecommunications Ltd.	9,000	26,085
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden) (a)	222,579	2,966,978
Telefonica SA Sponsored ADR (Spain)	342,946	5,415,117
Telenor ASA	219,076	4,854,627
Vodafone Group PLC Sponsored ADR (United Kingdom),	96,765	3,561,930

		29,067,410

		39,701,097

Consumer, Cyclical — 10.5%
Airlines — 1.2%
Deutsche Lufthansa AG (b)	109,680	2,872,882
Qantas Airways Ltd. (b)	1,461,138	1,500,137

		4,373,019

Auto Manufacturers — 2.7%
Nissan Motor Co. Ltd.	484,670	4,313,516
Toyota Motor Corp. Sponsored ADR (Japan)	52,174	5,890,444

		10,203,960

Automotive & Parts — 2.6%
Cie Generale des Etablissements Michelin Class B	57,150	7,158,716

	Number of Shares	Value
Hyundai Mobis	8,167	$2,422,582

		9,581,298

Distribution & Wholesale — 1.0%
ITOCHU Corp.	309,400	3,609,205

Retail — 3.0%
Kingfisher PLC	849,174	5,978,045
Marks & Spencer Group PLC	713,110	5,372,411

		11,350,456

		39,117,938

Consumer, Non-cyclical — 17.9%
Beverages — 0.9%
Suntory Beverage & Food Ltd.	92,300	3,176,757

Commercial Services — 0.5%
G4S PLC	467,590	1,885,895

Foods — 2.7%
Metro AG (b)	83,660	3,418,055
Tesco PLC	921,960	4,543,842
Unilever PLC	49,577	2,117,428

		10,079,325

Health Care – Products — 0.6%
Getinge AB Class B	80,370	2,265,230

Pharmaceuticals — 13.2%
Bayer AG	53,100	7,181,067
GlaxoSmithKline PLC	262,834	7,001,805
Merck KGaA	26,410	4,446,967
Novartis AG	53,730	4,563,580
Roche Holding AG	30,890	9,285,118
Sanofi	96,808	10,116,436
Shire Ltd.	29,260	1,439,797
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	96,515	5,099,853

		49,134,623

		66,541,830

Diversified — 1.8%
Holding Company – Diversified — 1.8%
Hutchison Whampoa Ltd.	214,291	2,847,610
Noble Group Ltd.	4,130,000	3,908,069

		6,755,679

Energy — 12.2%
Coal — 0.4%
China Shenhua Energy Co. Ltd. Class H	589,000	1,702,877

Oil & Gas — 10.1%
BP PLC	447,764	3,585,839
ENI SpA	226,188	5,680,177
Galp Energia SGPS SA	228,470	3,945,411
Petroleo Brasileiro SA Sponsored ADR (Brazil) (a)	149,705	2,076,408

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Repsol YPF SA (a)	138,632	$3,542,511
Royal Dutch Shell PLC Class A	2,327	85,060
Royal Dutch Shell PLC Class B	115,344	4,499,958
StatoilHydro ASA	162,370	4,586,131
Talisman Energy, Inc.	329,600	3,285,565
Total SA	95,742	6,288,327

		37,575,387

Oil & Gas Services — 1.7%
Fugro NV	33,180	2,042,710
SBM Offshore NV (b)	113,458	2,064,889
Technip SA	21,630	2,233,273

		6,340,872

		45,619,136

Financial — 23.7%
Banks — 11.3%
BNP Paribas	114,510	8,852,344
Credit Agricole SA (b)	182,370	2,880,163
DBS Group Holdings, Ltd.	403,479	5,194,576
HSBC Holdings PLC	638,400	6,483,593
ICICI Bank Ltd. Sponsored ADR (India)	81,145	3,554,151
Intesa Sanpaolo SpA	859,607	2,919,104
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (b)	77,128	2,711,049
Lloyds Banking Group PLC (b)	3,758,720	4,717,735
UniCredit SpA	529,182	4,844,220

		42,156,935

Diversified Financial — 2.2%
Credit Suisse Group	187,101	6,058,681
Deutsche Boerse AG	24,770	1,971,157

		8,029,838

Insurance — 9.3%
AIA Group Ltd.	770,400	3,660,286
Aviva PLC	640,135	5,098,439
AXA SA	251,197	6,540,331
China Life Insurance Co. Ltd.	671,000	1,905,239
ING Groep NV (b)	491,450	6,984,779
ING US, Inc.	75,970	2,755,432
Muenchener Rueckversicherungs AG	17,480	3,818,800
Swiss Re AG	43,490	4,035,326

		34,798,632

Real Estate — 0.9%
Cheung Kong Holdings	195,215	3,241,190

		88,226,595

Industrial — 12.2%
Aerospace & Defense — 1.6%
BAE Systems PLC	408,560	2,838,295

	Number of Shares	Value
Embraer SA Sponsored ADR (Brazil)	91,253	$3,238,569

		6,076,864

Building Materials — 4.3%
Compagnie de Saint-Gobain	79,190	4,794,406
CRH PLC	207,782	5,792,627
HeidelbergCement AG	64,640	5,539,038

		16,126,071

Electronics — 0.8%
Koninklijke Philips Electronics NV	81,700	2,874,171

Manufacturing — 2.6%
Konica Minolta Holdings, Inc.	274,500	2,556,583
Nikon Corp. (a)	149,600	2,404,832
Siemens AG	35,836	4,822,735

		9,784,150

Packaging & Containers — 0.8%
Rexam PLC	369,894	3,005,984

Transportation — 2.1%
Deutsche Post AG	84,531	3,140,044
TNT Express NV	461,170	4,542,335

		7,682,379

		45,549,619

Technology — 5.3%
Semiconductors — 4.3%
Infineon Technologies AG	503,027	6,001,846
Samsung Electronics Co., Ltd.	6,211	7,854,236
Taiwan Semiconductor Manufacturing Co. Ltd.	516,275	2,017,273

		15,873,355

Software — 1.0%
SAP AG Sponsored ADR (Germany) (a)	18,239	1,483,013
Software AG (a)	67,800	2,455,539

		3,938,552

		19,811,907

Utilities — 0.5%
Gas — 0.5%
Gaz De France	66,588	1,824,645

TOTAL COMMON STOCK (Cost $298,949,717)		368,249,501

TOTAL EQUITIES (Cost $298,949,717)		368,249,501

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	14,286,350	$14,286,350

TOTAL MUTUAL FUNDS (Cost $14,286,350)		14,286,350

TOTAL LONG-TERM INVESTMENTS (Cost $313,236,067)		382,535,851

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$6,229,785	6,229,785

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	18	18

TOTAL SHORT-TERM INVESTMENTS (Cost $6,229,803)		6,229,803

TOTAL INVESTMENTS — 104.4% (Cost $319,465,870) (e)		388,765,654

Other Assets/(Liabilities) — (4.4)%		(16,322,873)

NET ASSETS — 100.0%		$372,442,781

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $13,735,310 or 3.69% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,229,787. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $6,355,333.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 0.4%
Chemicals — 0.4%
The Sherwin-Williams Co.	4,437	$874,666

Communications — 19.5%
Advertising — 0.6%
Omnicom Group, Inc.	18,074	1,312,172

Internet — 11.4%
Amazon.com, Inc. (a)	3,101	1,043,549
Expedia, Inc.	22,534	1,633,715
F5 Networks, Inc. (a)	16,414	1,750,225
Facebook, Inc. Class A (a)	62,230	3,748,735
Google, Inc. Class A (a)	8,279	9,227,028
HomeAway, Inc. (a)	23,630	890,142
IAC/InterActiveCorp	33,272	2,375,288
Priceline.com, Inc. (a)	1,814	2,162,089
Yahoo!, Inc. (a)	25,678	921,840

		23,752,611

Media — 4.4%
Comcast Corp. Class A	67,082	3,355,442
DIRECTV (a)	21,491	1,642,342
Discovery Communications, Inc. Series A (a)	16,375	1,354,212
Scripps Networks Interactive Class A	14,021	1,064,334
Twenty-First Century Fox Class A	50,579	1,617,011

		9,033,341

Telecommunications — 3.1%
Cisco Systems, Inc.	59,982	1,344,197
Knowles Corp. (a)	6,734	212,592
QUALCOMM, Inc.	62,960	4,965,026

		6,521,815

		40,619,939

Consumer, Cyclical — 10.5%
Home Builders — 1.0%
PulteGroup, Inc.	104,660	2,008,425

Lodging — 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	25,412	2,022,795
Wyndham Worldwide Corp.	28,349	2,075,997
Wynn Resorts Ltd.	6,589	1,463,747

		5,562,539

Retail — 6.8%
Chipotle Mexican Grill, Inc. (a)	1,552	881,614
Costco Wholesale Corp.	15,895	1,775,153
CVS Caremark Corp.	30,723	2,299,924
The Home Depot, Inc.	43,976	3,479,821
Lowe’s Cos., Inc.	60,702	2,968,328

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	12,822	$1,902,656
The TJX Cos., Inc.	15,478	938,741

		14,246,237

		21,817,201

Consumer, Non-cyclical — 25.1%
Beverages — 1.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	13,186	1,388,486
Keurig Green Mountain, Inc.	12,437	1,313,223

		2,701,709

Biotechnology — 5.3%
Amgen, Inc.	39,478	4,869,216
Biogen Idec, Inc. (a)	9,478	2,899,036
Celgene Corp. (a)	23,100	3,224,760

		10,993,012

Commercial Services — 4.8%
Alliance Data Systems Corp. (a)	7,201	1,961,913
McKesson Corp.	12,269	2,166,337
Paychex, Inc.	31,226	1,330,228
Vantiv, Inc. Class A (a)	24,870	751,571
Visa, Inc. Class A	17,380	3,751,647

		9,961,696

Health Care – Products — 5.7%
Becton, Dickinson & Co.	19,222	2,250,512
C.R. Bard, Inc.	16,733	2,476,150
Johnson & Johnson	22,627	2,222,650
Medtronic, Inc.	43,482	2,675,882
Zimmer Holdings, Inc.	23,833	2,254,125

		11,879,319

Health Care – Services — 1.5%
Aetna, Inc.	28,892	2,166,033
HCA Holdings, Inc. (a)	18,536	973,140

		3,139,173

Pharmaceuticals — 6.5%
Allergan, Inc.	4,565	566,517
Bristol-Myers Squibb Co.	27,570	1,432,262
Eli Lilly & Co.	49,227	2,897,501
Express Scripts Holding Co. (a)	32,215	2,419,024
Gilead Sciences, Inc. (a)	48,079	3,406,878
Merck & Co., Inc.	40,620	2,305,997
Salix Pharmaceuticals Ltd. (a)	4,164	431,432

		13,459,611

		52,134,520

Energy — 3.2%
Oil & Gas — 2.0%
Apache Corp.	18,633	1,545,607
Cabot Oil & Gas Corp.	24,399	826,638
Devon Energy Corp.	10,364	693,663

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	20,499	$1,088,497
Oil & Gas Services — 1.2%
National Oilwell Varco, Inc.	21,371	1,664,160
Oceaneering International, Inc.	10,734	771,345

		2,435,505

		6,589,910

Financial — 4.9%
Banks — 1.1%
Bank of America Corp.	135,786	2,335,519

Diversified Financial — 3.8%
American Express Co.	38,844	3,497,125
IntercontinentalExchange, Inc.	8,453	1,672,257
JP Morgan Chase & Co.	20,178	1,225,007
Waddell & Reed Financial, Inc. Class A	19,763	1,454,952

		7,849,341

		10,184,860

Industrial — 11.6%
Aerospace & Defense — 3.5%
The Boeing Co.	27,177	3,410,441
United Technologies Corp.	32,313	3,775,451

		7,185,892

Machinery – Diversified — 1.0%
Rockwell Automation, Inc.	17,287	2,153,096

Manufacturing — 6.3%
3M Co.	12,550	1,702,533
Danaher Corp.	39,350	2,951,250
Dover Corp.	13,149	1,074,931
Honeywell International, Inc.	29,348	2,722,320
Illinois Tool Works, Inc.	16,361	1,330,640
Parker Hannifin Corp.	17,004	2,035,549
Tyco International Ltd.	29,342	1,244,101

		13,061,324

Transportation — 0.8%
United Parcel Service, Inc. Class B	17,347	1,689,251

		24,089,563

Technology — 24.1%
Computers — 5.1%
Apple, Inc.	8,211	4,407,172
NetApp, Inc.	40,738	1,503,232
SanDisk Corp.	32,449	2,634,535
Western Digital Corp.	21,794	2,001,125

		10,546,064

Internet — 1.4%
Check Point Software Technologies Ltd. (a)	45,147	3,053,291

Semiconductors — 5.8%
Altera Corp.	87,196	3,159,983

	Number of Shares	Value
Linear Technology Corp.	22,036	$1,072,933
Maxim Integrated Products, Inc.	49,285	1,632,319
Microchip Technology, Inc.	38,633	1,845,112
Skyworks Solutions, Inc. (a)	50,317	1,887,894
Xilinx, Inc.	44,712	2,426,520

		12,024,761

Software — 11.8%
Informatica Corp. (a)	26,284	993,010
Intuit, Inc.	25,871	2,010,953
Microsoft Corp.	266,060	10,905,800
NetSuite, Inc. (a)	8,633	818,667
Oracle Corp.	175,690	7,187,478
Red Hat, Inc. (a)	17,934	950,143
Salesforce.com, Inc. (a)	30,793	1,757,972

		24,624,023

		50,248,139

TOTAL COMMON STOCK (Cost $162,581,717)		206,558,798

TOTAL EQUITIES (Cost $162,581,717)		206,558,798

TOTAL LONG-TERM INVESTMENTS (Cost $162,581,717)		206,558,798

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$1,057,522	1,057,522

TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,522)		1,057,522

TOTAL INVESTMENTS — 99.8% (Cost $163,639,239) (c)		207,616,320

Other Assets/(Liabilities) — 0.2%		399,290

NET ASSETS — 100.0%		$208,015,610

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,057,522. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $1,080,340.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 4.0%
Chemicals — 1.9%
The Dow Chemical Co.	59,650	$2,898,395
E.I. du Pont de Nemours & Co.	21,830	1,464,793

		4,363,188

Forest Products & Paper — 0.9%
International Paper Co.	43,100	1,977,428

Iron & Steel — 1.2%
Nucor Corp.	24,920	1,259,457
Steel Dynamics, Inc.	88,150	1,568,188

		2,827,645

		9,168,261

Communications — 9.3%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	91,500	1,568,310

Internet — 1.1%
Symantec Corp.	128,690	2,569,939

Media — 3.4%
CBS Corp. Class B	29,330	1,812,594
Comcast Corp. Class A	58,340	2,918,167
DIRECTV (a)	14,200	1,085,164
Thomson Reuters Corp.	58,000	1,983,600

		7,799,525

Telecommunications — 4.1%
Cisco Systems, Inc.	257,730	5,775,729
Verizon Communications, Inc.	76,000	3,615,320

		9,391,049

		21,328,823

Consumer, Cyclical — 9.6%
Auto Manufacturers — 1.1%
General Motors Co.	23,960	824,703
Paccar, Inc.	26,270	1,771,649

		2,596,352

Home Builders — 1.0%
PulteGroup, Inc.	112,300	2,155,037

Housewares — 0.9%
Newell Rubbermaid, Inc.	69,600	2,081,040

Retail — 6.6%
AutoZone, Inc. (a)	5,100	2,739,210
CVS Caremark Corp.	42,320	3,168,075
The Home Depot, Inc.	26,900	2,128,597
Lowe’s Cos., Inc.	55,600	2,718,840
Nordstrom, Inc.	27,370	1,709,257

	Number of Shares	Value
PVH Corp.	21,200	$2,645,124

		15,109,103

		21,941,532

Consumer, Non-cyclical — 16.3%
Agriculture — 0.8%
Philip Morris International, Inc.	21,440	1,755,293

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	25,150	2,648,295
Diageo PLC Sponsored ADR (United Kingdom)	18,500	2,304,915

		4,953,210

Biotechnology — 1.2%
Amgen, Inc.	22,470	2,771,450

Foods — 0.7%
Kraft Foods Group, Inc.	27,876	1,563,843

Health Care – Products — 3.4%
Baxter International, Inc.	30,360	2,233,889
Covidien PLC	44,120	3,249,879
Johnson & Johnson	24,410	2,397,794

		7,881,562

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	56,210	4,608,658

Pharmaceuticals — 6.0%
AstraZeneca PLC Sponsored ADR (United Kingdom)	38,300	2,484,904
Merck & Co., Inc.	109,990	6,244,132
Pfizer, Inc.	25,159	808,107
Roche Holding AG	11,159	3,354,245
Zoetis, Inc.	28,838	834,572

		13,725,960

		37,259,976

Energy — 11.8%
Oil & Gas — 10.0%
Anadarko Petroleum Corp.	23,000	1,949,480
Chevron Corp.	56,350	6,700,578
EOG Resources, Inc.	12,160	2,385,427
Exxon Mobil Corp.	44,000	4,297,920
Marathon Oil Corp.	69,340	2,462,957
Occidental Petroleum Corp.	29,270	2,789,138
Southwestern Energy Co. (a)	53,350	2,454,634
Oil & Gas Services — 1.8%
Halliburton Co.	69,000	4,063,410

		27,103,544

Financial — 26.8%
Banks — 7.8%
BB&T Corp.	76,900	3,089,073

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PNC Financial Services Group, Inc.	63,790	$5,549,730
Wells Fargo & Co.	185,190	9,211,351

		17,850,154

Diversified Financial — 11.2%
Ameriprise Financial, Inc.	6,200	682,434
BlackRock, Inc.	11,070	3,481,294
Citigroup, Inc.	99,000	4,712,400
Credit Suisse Group Sponsored ADR (Switzerland)	36,703	1,188,443
The Goldman Sachs Group, Inc.	18,470	3,026,309
IntercontinentalExchange, Inc.	13,900	2,749,837
JP Morgan Chase & Co.	142,680	8,662,103
Santander Consumer USA Holdings, Inc. (a)	47,900	1,153,432

		25,656,252

Insurance — 6.8%
ACE Ltd.	43,440	4,303,166
American International Group, Inc.	52,000	2,600,520
The Chubb Corp.	14,940	1,334,142
Marsh & McLennan Cos., Inc.	82,590	4,071,687
Principal Financial Group, Inc.	36,740	1,689,673
Unum Group	40,140	1,417,343

		15,416,531

Real Estate Investment Trusts (REITS) — 1.0%
Host Hotels & Resorts, Inc.	115,800	2,343,792

		61,266,729

Industrial — 8.8%
Aerospace & Defense — 2.7%
The Boeing Co.	7,860	986,351
Spirit AeroSystems Holdings, Inc. Class A (a)	76,700	2,162,173
United Technologies Corp.	25,800	3,014,472

		6,162,996

Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	34,670	1,984,511

Manufacturing — 5.2%
3M Co.	16,450	2,231,607
Eaton Corp. PLC	43,000	3,230,160
General Electric Co.	176,880	4,579,423
Illinois Tool Works, Inc.	22,980	1,868,964

		11,910,154

		20,057,661

Technology — 8.2%
Computers — 1.8%
EMC Corp.	151,800	4,160,838

Semiconductors — 5.0%
Analog Devices, Inc.	42,540	2,260,576
Intel Corp.	148,970	3,844,916
Maxim Integrated Products, Inc.	107,050	3,545,496

	Number of Shares	Value
Xilinx, Inc.	34,050	$1,847,893

		11,498,881

Software — 1.4%
Microsoft Corp.	78,260	3,207,877

		18,867,596

Utilities — 2.5%
Electric — 2.5%
Edison International	32,990	1,867,564
NextEra Energy, Inc.	13,240	1,266,009
Northeast Utilities	56,060	2,550,730

		5,684,303

TOTAL COMMON STOCK (Cost $159,066,702)		222,678,425

TOTAL EQUITIES (Cost $159,066,702)		222,678,425

TOTAL LONG-TERM INVESTMENTS (Cost $159,066,702)		222,678,425

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$5,899,069	5,899,069

TOTAL SHORT-TERM INVESTMENTS (Cost $5,899,069)		5,899,069

TOTAL INVESTMENTS — 99.9% (Cost $164,965,771) (c)		228,577,494

Other Assets/(Liabilities) — 0.1%		337,856

NET ASSETS — 100.0%		$228,915,350

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,899,071. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $6,017,552.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 8.0%
Chemicals — 7.1%
Air Liquide	9,684	$1,313,542
Akzo Nobel NV	35,474	2,906,545
Brenntag AG	6,310	1,171,755
International Flavors & Fragrances, Inc.	24,410	2,335,305
Linde AG	32,146	6,434,547
Praxair, Inc.	19,878	2,603,421

		16,765,115

Forest Products & Paper — 0.9%
Svenska Cellulosa AB Class B	75,371	2,219,145

		18,984,260

Communications — 9.4%
Advertising — 2.3%
Omnicom Group, Inc.	32,520	2,360,952
WPP PLC	149,745	3,097,906

		5,458,858

Media — 6.5%
British Sky Broadcasting Group PLC	88,490	1,348,690
Time Warner Cable, Inc.	13,640	1,871,135
Time Warner, Inc.	66,930	4,372,537
Viacom, Inc. Class B	10,930	928,941
The Walt Disney Co.	86,020	6,887,621

		15,408,924

Telecommunications — 0.6%
Cisco Systems, Inc.	62,180	1,393,454

		22,261,236

Consumer, Cyclical — 8.6%
Apparel — 0.9%
Burberry Group PLC	54,364	1,267,066
Nike, Inc. Class B	11,740	867,116

		2,134,182

Automotive & Parts — 0.9%
Delphi Automotive PLC	30,830	2,092,124

Entertainment — 0.3%
William Hill PLC	135,031	768,222

Food Services — 1.2%
Compass Group PLC	187,740	2,869,430

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,530	501,573

Lodging — 0.1%
Whitbread PLC	4,844	336,035

Retail — 5.0%
AutoZone, Inc. (a)	4,032	2,165,587

	Number of Shares	Value
Cie Financiere Richemont SA	29,414	$2,816,450
Lawson, Inc. (b)	8,300	586,685
McDonald’s Corp.	27,561	2,701,805
Sally Beauty Holdings, Inc. (a)	61,560	1,686,744
Target Corp.	24,830	1,502,463
Urban Outfitters, Inc. (a)	10,710	390,594

		11,850,328

		20,551,894

Consumer, Non-cyclical — 30.5%
Beverages — 6.8%
Carlsberg A/S Class B	20,161	2,009,061
Diageo PLC	177,190	5,499,411
Dr. Pepper Snapple Group, Inc.	18,350	999,341
Heineken NV	59,586	4,152,164
Pernod-Ricard SA	29,873	3,480,360

		16,140,337

Commercial Services — 2.6%
Adecco SA	18,140	1,512,977
Visa, Inc. Class A	21,672	4,678,118

		6,191,095

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	50,671	3,287,028
The Procter & Gamble Co.	10,060	810,836

		4,097,864

Foods — 5.0%
Danone SA	58,656	4,148,923
Kellogg Co.	20,680	1,296,843
Nestle SA	86,216	6,496,277

		11,942,043

Health Care – Products — 4.7%
Johnson & Johnson	16,530	1,623,742
Medtronic, Inc.	49,280	3,032,691
Sonova Holding AG	11,639	1,702,785
St. Jude Medical, Inc.	47,350	3,096,216
Stryker Corp.	19,250	1,568,298

		11,023,732

Health Care – Services — 2.4%
Thermo Fisher Scientific, Inc.	46,580	5,600,779

Household Products — 2.5%
Reckitt Benckiser Group PLC	73,740	6,009,649

Pharmaceuticals — 4.8%
Bayer AG	40,276	5,446,792
DENTSPLY International, Inc.	38,740	1,783,590
Merck KGaA	14,068	2,368,797
Roche Holding AG	6,153	1,849,509

		11,448,688

		72,454,187

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	23,576	$4,291,820

Energy — 3.5%
Oil & Gas — 0.5%
Inpex Corp.	87,300	1,130,623

Oil & Gas Services — 3.0%
National Oilwell Varco, Inc.	28,730	2,237,205
Saipem SpA	44,950	1,098,270
Schlumberger Ltd.	39,680	3,868,800

		7,204,275

		8,334,898

Financial — 14.1%
Banks — 7.9%
Bank of New York Mellon Corp.	112,330	3,964,126
Credicorp Ltd.	3,817	526,441
Erste Group Bank AG	36,955	1,264,955
ICICI Bank Ltd.	49,741	1,041,126
Itau Unibanco Holding SA Sponsored ADR (Brazil)	118,538	1,761,475
Julius Baer Group Ltd.	26,593	1,182,045
Kasikornbank PCL	134,200	767,531
Komercni Banka AS	1,919	458,353
Sberbank of Russia Sponsored ADR (Russia)	57,707	563,797
Standard Chartered PLC	118,262	2,473,357
State Street Corp.	68,460	4,761,393

		18,764,599

Diversified Financial — 5.9%
American Express Co.	39,370	3,544,481
Deutsche Boerse AG	18,158	1,444,984
Franklin Resources, Inc.	57,064	3,091,728
The Goldman Sachs Group, Inc.	14,912	2,443,331
Grupo Financiero Banorte SAB de CV Class O	115,100	778,383
UBS AG	127,712	2,636,739

		13,939,646

Insurance — 0.3%
Swiss Re AG	8,540	792,405

		33,496,650

Industrial — 16.4%
Aerospace & Defense — 2.7%
MTU Aero Engines AG	17,750	1,650,903
United Technologies Corp.	42,060	4,914,291

		6,565,194

Electrical Components & Equipment — 2.8%
Legrand SA	51,295	3,189,865
Schneider Electric SA	39,442	3,506,645

		6,696,510

	Number of Shares	Value
Electronics — 2.7%
Amphenol Corp. Class A	21,910	$2,008,051
Hoya Corp.	68,800	2,151,039
Waters Corp. (a)	20,870	2,262,517

		6,421,607

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	5,360	667,588

Manufacturing — 4.4%
3M Co.	33,177	4,500,792
Honeywell International, Inc.	63,500	5,890,260

		10,391,052

Transportation — 3.5%
Canadian National Railway Co. (b)	74,090	4,165,340
Kuehne & Nagel International AG	3,560	498,730
United Parcel Service, Inc. Class B	38,100	3,710,178

		8,374,248

		39,116,199

Technology — 6.7%
Computers — 2.1%
Accenture PLC Class A	61,880	4,933,074

Internet — 0.4%
Check Point Software Technologies Ltd. (a) (b)	14,880	1,006,334

Office Equipment/Supplies — 0.1%
Canon, Inc.	12,000	371,376

Semiconductors — 1.9%
Altera Corp.	32,210	1,167,290
Microchip Technology, Inc. (b)	35,990	1,718,883
Samsung Electronics Co., Ltd.	1,338	1,691,993

		4,578,166

Software — 2.2%
Dassault Systemes SA	4,052	474,947
Oracle Corp.	114,170	4,670,695

		5,145,642

		16,034,592

TOTAL COMMON STOCK (Cost $172,385,347)		235,525,736

TOTAL EQUITIES (Cost $172,385,347)		235,525,736

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)	6,986,714	6,986,714

TOTAL MUTUAL FUNDS (Cost $6,986,714)		6,986,714

TOTAL LONG-TERM INVESTMENTS (Cost $179,372,061)		242,512,450

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$2,080,300	$2,080,300

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	16,740	16,740

TOTAL SHORT-TERM INVESTMENTS (Cost $2,097,040)		2,097,040

TOTAL INVESTMENTS — 102.8% (Cost $181,469,101) (e)		244,609,490

Other Assets/(Liabilities) — (2.8)%		(6,686,333)

NET ASSETS — 100.0%		$237,923,157

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $6,822,023 or 2.87% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,080,300. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $2,124,002.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,053,371	$120,965,317
MML Equity Income Fund, Initial Class (a)	6,299,086	86,171,497
MML Focused Equity Fund, Class II (a)	4,712,537	72,950,074
MML Foreign Fund, Initial Class (a)	4,872,161	55,445,188
MML Fundamental Growth Fund, Class II (a)	5,764,688	84,106,803
MML Fundamental Value Fund, Class II (a)	5,374,388	84,539,121
MML Global Fund, Class I (a)	7,067,738	88,488,076
MML High Yield Fund, Class II (a)	2,483,777	28,364,733
MML Income & Growth Fund, Initial Class (a)	5,243,786	61,562,046
MML Inflation-Protected and Income Fund, Initial Class (a)	1,516,694	16,031,452
MML International Equity Fund, Class II (a) (b)	4,239,529	43,243,194
MML Large Cap Growth Fund, Initial Class (a)	5,631,775	80,928,607
MML Managed Bond Fund, Initial Class (a)	14,288,058	181,617,628
MML Mid Cap Growth Fund, Initial Class (a)	4,554,289	77,741,715
MML Mid Cap Value Fund, Initial Class (a)	5,884,438	83,500,171
MML PIMCO Total Return Fund, Class II (a)	8,779,258	91,743,250
MML Short-Duration Bond Fund, Class II (a)	4,221,762	42,175,404
MML Small Cap Growth Equity Fund, Initial Class (a)	1,542,625	35,510,147
MML Small Company Value Fund, Class II (a)	1,684,128	40,755,909
MML Small/Mid Cap Value Fund, Initial Class (a)	2,089,646	29,631,181
MML Strategic Emerging Markets Fund, Class II (a) (b)	5,048,135	50,531,832
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	345,698	25,941,205
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	4,587,968	47,485,465
Oppenheimer Global Fund/VA, Non-Service Shares (a)	848,399	34,894,667
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	8,843,195	48,460,709

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	18,694,465	$48,418,664

		1,661,204,055

TOTAL MUTUAL FUNDS (Cost $1,338,892,012)		1,661,204,055

TOTAL LONG-TERM INVESTMENTS (Cost $1,338,892,012)		1,661,204,055

TOTAL INVESTMENTS — 100.1% (Cost $1,338,892,012) (c)		1,661,204,055

Other Assets/(Liabilities) — (0.1)%		(997,385)

NET ASSETS — 100.0%		$1,660,206,670

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.1%
Chemicals — 4.1%
FMC Corp.	14,640	$1,120,838
Linde AG	6,117	1,224,418
Praxair, Inc.	9,661	1,265,301
The Sherwin-Williams Co.	5,940	1,170,952
W.R. Grace & Co. (a)	11,090	1,099,795

		5,881,304

Communications — 8.8%
Internet — 2.9%
Google, Inc. Class A (a)	3,707	4,131,489

Media — 5.9%
Comcast Corp. Class A	43,690	2,185,374
Time Warner, Inc.	27,370	1,788,082
Twenty-First Century Fox Class A	48,110	1,538,077
The Walt Disney Co.	36,967	2,959,947

		8,471,480

		12,602,969

Consumer, Cyclical — 7.9%
Apparel — 1.6%
Nike, Inc. Class B	13,466	994,599
VF Corp.	19,996	1,237,352

		2,231,951

Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	4,315	544,693

Automotive & Parts — 0.5%
Delphi Automotive PLC	11,610	787,855

Distribution & Wholesale — 1.0%
W.W. Grainger, Inc.	5,985	1,512,170

Retail — 4.4%
Bed Bath & Beyond, Inc. (a)	11,810	812,528
Kohl’s Corp.	22,433	1,274,194
McDonald’s Corp.	18,049	1,769,343
Ross Stores, Inc.	11,440	818,532
Target Corp.	25,668	1,553,171

		6,227,768

		11,304,437

Consumer, Non-cyclical — 25.0%
Beverages — 2.0%
Diageo PLC	38,438	1,192,992
Pernod-Ricard SA	14,589	1,699,695

		2,892,687

Commercial Services — 3.5%
MasterCard, Inc. Class A	27,511	2,055,072

	Number of Shares	Value
Visa, Inc. Class A	13,779	$2,974,335

		5,029,407

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	18,572	1,204,766
The Procter & Gamble Co.	35,758	2,882,095

		4,086,861

Foods — 2.8%
Danone SA	23,472	1,660,248
General Mills, Inc.	11,458	593,754
Mondelez International, Inc. Class A	48,330	1,669,801

		3,923,803

Health Care – Products — 5.3%
Covidien PLC	33,560	2,472,030
Johnson & Johnson	31,218	3,066,544
St. Jude Medical, Inc.	14,498	948,024
Stryker Corp.	13,430	1,094,142

		7,580,740

Health Care – Services — 1.7%
Thermo Fisher Scientific, Inc.	20,380	2,450,491

Pharmaceuticals — 6.8%
Abbott Laboratories	28,040	1,079,820
Bristol-Myers Squibb Co.	18,320	951,724
Endo International PLC (a)	18,600	1,276,890
Gilead Sciences, Inc. (a)	12,198	864,350
Pfizer, Inc.	103,970	3,339,517
Valeant Pharmaceuticals International, Inc. (a)	16,630	2,192,333

		9,704,634

		35,668,623

Diversified — 1.0%
Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	7,819	1,423,386

Energy — 8.4%
Oil & Gas — 4.4%
Chevron Corp.	8,091	962,101
EOG Resources, Inc.	7,555	1,482,064
Exxon Mobil Corp.	16,669	1,628,228
Noble Energy, Inc.	10,564	750,466
Occidental Petroleum Corp.	14,951	1,424,681

		6,247,540

Oil & Gas Services — 4.0%
Cameron International Corp. (a)	26,890	1,660,995
Dresser-Rand Group, Inc. (a)	23,590	1,377,892
National Oilwell Varco, Inc.	16,076	1,251,838
Schlumberger Ltd.	15,397	1,501,208

		5,791,933

		12,039,473

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 16.2%
Banks — 4.0%
Bank of America Corp.	106,963	$1,839,763
State Street Corp.	12,272	853,518
Wells Fargo & Co.	60,450	3,006,783

		5,700,064

Diversified Financial — 9.5%
American Express Co.	28,738	2,587,282
BlackRock, Inc.	7,386	2,322,749
Franklin Resources, Inc.	9,863	534,377
The Goldman Sachs Group, Inc.	15,302	2,507,233
JP Morgan Chase & Co.	74,212	4,505,411
Morgan Stanley	32,540	1,014,272

		13,471,324

Insurance — 1.1%
ACE Ltd.	15,840	1,569,111

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	27,952	2,288,430

		23,028,929

Industrial — 11.1%
Aerospace & Defense — 1.8%
United Technologies Corp.	22,132	2,585,903

Engineering & Construction — 0.8%
Fluor Corp.	13,990	1,087,443

Manufacturing — 4.3%
Danaher Corp.	50,152	3,761,400
Honeywell International, Inc.	25,860	2,398,774

		6,160,174

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	8,732	2,207,100

Packaging & Containers — 0.6%
Crown Holdings, Inc. (a)	20,460	915,380

Transportation — 2.0%
Canadian National Railway Co.	29,968	1,684,801
United Parcel Service, Inc. Class B	11,810	1,150,058

		2,834,859

		15,790,859

Technology — 14.1%
Computers — 8.0%
Accenture PLC Class A	24,190	1,928,427
Apple, Inc.	4,107	2,204,391
Cognizant Technology Solutions Corp. Class A (a)	35,290	1,786,027
EMC Corp.	113,429	3,109,089
Hewlett-Packard Co.	75,490	2,442,856

		11,470,790

Semiconductors — 2.9%
Altera Corp.	48,230	1,747,855

	Number of Shares	Value
Microchip Technology, Inc.	50,749	$2,423,772

		4,171,627

Software — 3.2%
Citrix Systems, Inc. (a)	16,720	960,230
Fidelity National Information Services, Inc.	26,410	1,411,614
Oracle Corp.	52,070	2,130,184

		4,502,028

		20,144,445

Utilities — 2.2%
Electric — 2.2%
American Electric Power Co., Inc.	19,133	969,277
CMS Energy Corp.	45,460	1,331,069
Wisconsin Energy Corp.	16,440	765,282

		3,065,628

TOTAL COMMON STOCK (Cost $97,252,136)		140,950,053

TOTAL EQUITIES (Cost $97,252,136)		140,950,053

TOTAL LONG-TERM INVESTMENTS (Cost $97,252,136)		140,950,053

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$741,426	741,426

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	5,923	5,923

TOTAL SHORT-TERM INVESTMENTS (Cost $747,349)		747,349

TOTAL INVESTMENTS — 99.3% (Cost $97,999,485) (c)		141,697,402

Other Assets/(Liabilities) — 0.7%		950,595

NET ASSETS — 100.0%		$142,647,997

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $741,426. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $758,937.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 6.1%
Chemicals — 3.3%
The Dow Chemical Co.	37,700	$1,831,843
E.I. du Pont de Nemours & Co.	63,130	4,236,023
Olin Corp.	18,700	516,307
Praxair, Inc.	13,280	1,739,282

		8,323,455

Forest Products & Paper — 1.4%
International Paper Co.	39,150	1,796,202
MeadWestvaco Corp.	44,250	1,665,570

		3,461,772

Mining — 1.4%
BHP Billiton Ltd.	89,290	3,023,024
Southern Copper Corp.	22,782	663,184

		3,686,208

		15,471,435

Communications — 6.7%
Media — 3.1%
Comcast Corp. Special Class A	130,230	6,350,015
The Walt Disney Co.	19,390	1,552,557

		7,902,572

Telecommunications — 3.6%
BCE, Inc.	17,320	747,185
Motorola Solutions, Inc.	30,350	1,951,202
QUALCOMM, Inc.	24,770	1,953,362
Verizon Communications, Inc.	92,090	4,380,721

		9,032,470

		16,935,042

Consumer, Cyclical — 6.6%
Apparel — 1.2%
VF Corp.	49,290	3,050,065

Automotive & Parts — 0.6%
Johnson Controls, Inc.	29,700	1,405,404

Retail — 4.3%
The Home Depot, Inc.	73,820	5,841,377
McDonald’s Corp.	36,380	3,566,331
Wal-Mart Stores, Inc.	18,330	1,400,962

		10,808,670

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	34,740	1,393,421

		16,657,560

Consumer, Non-cyclical — 17.5%
Agriculture — 1.4%
Altria Group, Inc.	30,670	1,147,978

	Number of Shares	Value
Philip Morris International, Inc.	29,330	$2,401,247

		3,549,225

Beverages — 1.9%
The Coca-Cola Co.	49,060	1,896,660
Diageo PLC	94,160	2,922,425

		4,819,085

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,980	771,055

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	37,720	3,040,232

Foods — 2.6%
General Mills, Inc.	35,380	1,833,392
Kraft Foods Group, Inc.	22,276	1,249,684
Mondelez International, Inc. Class A	69,830	2,412,626
Unilever NV NY Shares	27,060	1,112,707

		6,608,409

Health Care – Products — 1.8%
Johnson & Johnson	45,960	4,514,651

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	18,800	1,088,896

Household Products — 0.8%
Kimberly-Clark Corp.	17,150	1,890,787

Pharmaceuticals — 7.1%
Abbott Laboratories	22,560	868,786
AbbVie, Inc.	22,560	1,159,584
Bristol-Myers Squibb Co.	84,580	4,393,931
Merck & Co., Inc.	97,070	5,510,664
Pfizer, Inc.	191,660	6,156,119

		18,089,084

		44,371,424

Energy — 13.4%
Oil & Gas — 10.4%
Chevron Corp.	61,270	7,285,616
ConocoPhillips	19,350	1,361,273
Exxon Mobil Corp.	54,240	5,298,163
Marathon Oil Corp.	57,040	2,026,061
Marathon Petroleum Corp.	26,810	2,333,542
Occidental Petroleum Corp.	26,960	2,569,018
Phillips 66	12,540	966,332
Royal Dutch Shell PLC Class A	18,300	668,925
Total SA Sponsored ADR (France)	61,070	4,006,192

		26,515,122

Oil & Gas Services — 0.6%
Schlumberger Ltd.	15,620	1,522,950

Pipelines — 2.4%
Enbridge, Inc.	73,700	3,347,333
Kinder Morgan, Inc.	46,120	1,498,439

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spectra Energy Corp.	32,220	$1,190,207

		6,035,979

		34,074,051

Financial — 22.5%
Banks — 9.7%
Bank of America Corp.	51,200	880,640
Fifth Third Bancorp	137,190	3,148,510
M&T Bank Corp.	5,380	652,594
SunTrust Banks, Inc.	104,810	4,170,390
The Toronto-Dominion Bank	54,300	2,545,788
U.S. Bancorp	97,960	4,198,566
Wells Fargo & Co.	180,330	8,969,614

		24,566,102

Diversified Financial — 7.5%
American Express Co.	41,780	3,761,454
Citigroup, Inc.	59,900	2,851,240
CME Group, Inc.	24,840	1,838,408
JP Morgan Chase & Co.	145,030	8,804,771
Morgan Stanley	60,240	1,877,681

		19,133,554

Insurance — 5.2%
ACE Ltd.	27,950	2,768,727
The Chubb Corp.	23,200	2,071,760
MetLife, Inc.	22,280	1,176,384
Prudential Financial, Inc.	53,260	4,508,459
The Travelers Cos., Inc.	30,900	2,629,590

		13,154,920

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	246,540

		57,101,116

Industrial — 14.0%
Aerospace & Defense — 6.0%
Lockheed Martin Corp.	12,380	2,020,911
Northrop Grumman Corp.	28,680	3,538,538
Raytheon Co.	52,010	5,138,068
United Technologies Corp.	38,520	4,500,677

		15,198,194

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	8,830	1,099,777

Manufacturing — 5.2%
3M Co.	19,800	2,686,068
General Electric Co.	285,210	7,384,087
Honeywell International, Inc.	33,800	3,135,288

		13,205,443

Transportation — 2.4%
CSX Corp.	30,220	875,473
Union Pacific Corp.	13,540	2,540,916
United Parcel Service, Inc. Class B	28,070	2,733,457

		6,149,846

		35,653,260

	Number of Shares	Value
Technology — 4.7%
Computers — 1.6%
International Business Machines Corp.	21,270	$4,094,263

Semiconductors — 1.2%
Intel Corp.	123,910	3,198,117

Software — 1.9%
Microsoft Corp.	116,780	4,786,812

		12,079,192

Utilities — 5.0%
Electric — 3.8%
Dominion Resources, Inc.	39,260	2,787,067
Duke Energy Corp.	14,880	1,059,754
ITC Holdings Corp.	20,250	756,338
NextEra Energy, Inc.	29,320	2,803,578
Northeast Utilities	23,060	1,049,230
Wisconsin Energy Corp.	23,880	1,111,614

		9,567,581

Gas — 0.5%
Sempra Energy	14,000	1,354,640

Water — 0.7%
American Water Works Co., Inc.	38,240	1,736,096

		12,658,317

TOTAL COMMON STOCK (Cost $181,261,950)		245,001,397

TOTAL EQUITIES (Cost $181,261,950)		245,001,397

TOTAL LONG-TERM INVESTMENTS (Cost $181,261,950)		245,001,397

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (a)	$8,504,975	8,504,975

TOTAL SHORT-TERM INVESTMENTS (Cost $8,504,975)		8,504,975

TOTAL INVESTMENTS — 99.9% (Cost $189,766,925) (b)		253,506,372

Other Assets/(Liabilities) — 0.1%		295,301

NET ASSETS — 100.0%		$253,801,673

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $8,504,978. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $8,676,064.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 4.1%
Chemicals — 1.5%
Akzo Nobel NV	5,600	$458,833
Givaudan SA Registered	730	1,130,335

		1,589,168

Mining — 2.6%
Orica Ltd.	130,100	2,641,452

		4,230,620

Communications — 1.7%
Advertising — 0.9%
Publicis Groupe	5,400	488,397
WPP PLC	22,700	469,615

		958,012

Media — 0.8%
Thomson Reuters Corp.	24,200	827,244

		1,785,256

Consumer, Cyclical — 18.9%
Apparel — 0.8%
Christian Dior SA	4,600	886,816

Auto Manufacturers — 11.0%
Bayerische Motoren Werke AG	21,800	2,751,866
Daimler AG	29,200	2,759,545
Honda Motor Co. Ltd.	80,400	2,826,938
Toyota Motor Corp.	52,700	2,965,891

		11,304,240

Automotive & Parts — 0.1%
Continental AG	220	52,718

Distribution & Wholesale — 0.2%
Wolseley PLC	3,500	199,579

Retail — 6.8%
Cie Financiere Richemont SA	29,500	2,824,684
Hennes & Mauritz AB Class B	23,900	1,018,551
Kering	15,400	3,145,369

		6,988,604

		19,431,957

Consumer, Non-cyclical — 23.5%
Beverages — 7.2%
Diageo PLC	99,100	3,075,747
Heineken Holding NV Class A	28,500	1,840,664
Pernod-Ricard SA	21,600	2,516,513

		7,432,924

Commercial Services — 4.2%
Adecco SA	12,600	1,050,910
Experian PLC	144,800	2,611,833
Meitec Corp.	9,200	262,366

	Number of Shares	Value
Secom Co. Ltd.	6,400	$368,292

		4,293,401

Foods — 8.4%
Danone SA	38,730	2,739,495
Koninklijke Ahold NV	51,900	1,043,267
Nestle SA	26,900	2,026,884
Tesco PLC	562,700	2,773,244

		8,582,890

Pharmaceuticals — 3.7%
GlaxoSmithKline PLC	55,400	1,475,836
Novartis AG	11,400	968,264
Sanofi	13,000	1,358,500

		3,802,600

		24,111,815

Diversified — 2.4%
Holding Company – Diversified — 2.4%
LVMH Moet Hennessy Louis Vuitton SA	13,800	2,512,178

Financial — 23.8%
Banks — 6.4%
BNP Paribas	32,300	2,496,993
Intesa Sanpaolo SpA	567,800	1,928,169
Lloyds Banking Group PLC (a)	1,684,400	2,114,165

		6,539,327

Diversified Financial — 8.8%
Credit Suisse Group	157,000	5,083,954
Daiwa Securities Group, Inc.	297,000	2,579,533
Schroders PLC	31,200	1,353,354

		9,016,841

Insurance — 8.6%
Allianz SE	21,700	3,667,283
AMP Ltd.	618,100	2,859,134
Willis Group Holdings PLC	52,500	2,316,825

		8,843,242

		24,399,410

Industrial — 16.5%
Building Materials — 2.8%
Geberit AG Registered	330	108,200
Holcim Ltd.	34,000	2,823,367

		2,931,567

Electronics — 0.9%
Koninklijke Philips Electronics NV	27,300	960,402

Hand & Machine Tools — 0.5%
Schindler Holding AG	3,450	509,622

Machinery – Construction & Mining — 1.7%
Atlas Copco AB Class B	62,500	1,713,811

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 3.5%
CNH Industrial NV (a)	312,000	$3,595,017

Manufacturing — 2.6%
Olympus Corp. (a)	43,700	1,407,491
Smiths Group PLC	57,400	1,218,623

		2,626,114

Metal Fabricate & Hardware — 2.0%
SKF AB Class B	78,500	2,012,203

Transportation — 2.5%
Kuehne & Nagel International AG	18,200	2,549,689

		16,898,425

Technology — 7.0%
Internet — 0.6%
Check Point Software Technologies Ltd. (a)	9,500	642,485

Office Equipment/Supplies — 2.8%
Canon, Inc.	92,200	2,853,410

Semiconductors — 2.3%
Samsung Electronics Co., Ltd.	1,875	2,371,066

Software — 1.3%
SAP AG	16,100	1,303,194

		7,170,155

TOTAL COMMON STOCK (Cost $99,225,463)		100,539,816

TOTAL EQUITIES (Cost $99,225,463)		100,539,816

TOTAL LONG-TERM INVESTMENTS (Cost $99,225,463)		100,539,816

TOTAL INVESTMENTS — 97.9% (Cost $99,225,463) (b)		100,539,816

Other Assets/(Liabilities) — 2.1%		2,200,349

NET ASSETS — 100.0%		$102,740,165

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 2.3%
Chemicals — 2.3%
The Sherwin-Williams Co.	28,090	$5,537,382

Communications — 29.5%
Internet — 23.4%
Amazon.com, Inc. (a)	21,340	7,181,337
eBay, Inc. (a)	51,920	2,868,061
Equinix, Inc. (a)	18,910	3,495,324
Expedia, Inc.	70,560	5,115,600
Facebook, Inc. Class A (a)	122,740	7,393,858
Google, Inc. Class A (a)	9,700	10,810,747
LinkedIn Corp. Class A (a)	25,230	4,666,036
Priceline.com, Inc. (a)	3,920	4,672,209
Yahoo!, Inc. (a)	188,240	6,757,816
Yandex NV (a)	78,970	2,384,104

		55,345,092

Media — 6.1%
Discovery Communications, Inc. Series A (a)	40,140	3,319,578
Liberty Global PLC Series C (a)	133,830	5,448,219
The Walt Disney Co.	71,900	5,757,033

		14,524,830

		69,869,922

Consumer, Cyclical — 8.9%
Apparel — 2.3%
Ralph Lauren Corp.	33,040	5,317,127

Lodging — 3.6%
Las Vegas Sands Corp.	70,340	5,682,065
Wynn Resorts Ltd.	13,110	2,912,387

		8,594,452

Retail — 3.0%
Costco Wholesale Corp.	32,170	3,592,745
Kate Spade & Co. (a)	92,710	3,438,614

		7,031,359

		20,942,938

Consumer, Non-cyclical — 25.1%
Beverages — 1.5%
Monster Beverage Corp. (a)	50,410	3,500,974

Biotechnology — 4.6%
Biogen Idec, Inc. (a)	13,200	4,037,484
Celgene Corp. (a)	28,560	3,986,976
Regeneron Pharmaceuticals, Inc. (a)	9,170	2,753,568

		10,778,028

Commercial Services — 8.7%
FleetCor Technologies, Inc. (a)	24,570	2,828,007

	Number of Shares	Value
MasterCard, Inc. Class A	72,860	$5,442,642
United Rentals, Inc. (a)	25,420	2,413,375
Verisk Analytics, Inc. Class A (a)	39,400	2,362,424
Visa, Inc. Class A	35,570	7,678,140

		20,724,588

Cosmetics & Personal Care — 1.7%
The Estee Lauder Cos., Inc. Class A	59,840	4,002,099

Health Care – Services — 1.6%
Catamaran Corp. (a)	86,480	3,870,845

Household Products — 1.2%
Jarden Corp. (a)	47,150	2,820,984

Pharmaceuticals — 5.8%
Allergan, Inc.	37,800	4,690,980
BioMarin Pharmaceutical, Inc. (a)	42,200	2,878,462
Gilead Sciences, Inc. (a)	86,860	6,154,900

		13,724,342

		59,421,860

Energy — 6.0%
Energy – Alternate Sources — 1.0%
Solarcity Corp. (a)	40,070	2,509,183

Oil & Gas — 2.4%
EOG Resources, Inc.	28,870	5,663,428

Oil & Gas Services — 2.6%
FMC Technologies, Inc. (a)	51,900	2,713,851
Halliburton Co.	57,920	3,410,909

		6,124,760

		14,297,371

Financial — 9.2%
Diversified Financial — 9.2%
Affiliated Managers Group, Inc. (a)	20,320	4,065,016
Discover Financial Services	82,490	4,800,093
The Goldman Sachs Group, Inc.	19,810	3,245,869
IntercontinentalExchange, Inc.	21,430	4,239,497
Morgan Stanley	175,070	5,456,932

		21,807,407

		21,807,407

Industrial — 7.7%
Aerospace & Defense — 1.9%
BE Aerospace, Inc. (a)	53,650	4,656,284

Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	77,960	3,280,557

Manufacturing — 2.0%
Eaton Corp. PLC	63,170	4,745,330

Metal Fabricate & Hardware — 2.2%
Precision Castparts Corp.	20,380	5,151,249

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.2%
Kansas City Southern	4,140	$422,528

		18,255,948

Technology — 8.5%
Computers — 5.0%
Apple, Inc.	22,220	11,926,363

Software — 3.5%
Salesforce.com, Inc. (a)	106,100	6,057,249
Servicenow, Inc. (a)	36,850	2,208,052

		8,265,301

		20,191,664

TOTAL COMMON STOCK (Cost $187,797,007)		230,324,492

TOTAL EQUITIES (Cost $187,797,007)		230,324,492

TOTAL LONG-TERM INVESTMENTS (Cost $187,797,007)		230,324,492

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$4,688,143	4,688,143

TOTAL SHORT-TERM INVESTMENTS (Cost $4,688,143)		4,688,143

TOTAL INVESTMENTS — 99.2% (Cost $192,485,150) (c)		235,012,635

Other Assets/(Liabilities) — 0.8%		1,880,809

NET ASSETS — 100.0%		$236,893,444

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,688,144. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $4,783,687.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.3%
Chemicals — 2.6%
Air Products & Chemicals, Inc. (a)	2,894	$344,503
Airgas, Inc. (a)	909	96,818
CF Industries Holdings, Inc. (a)	785	204,602
The Dow Chemical Co. (a)	16,212	787,741
E.I. du Pont de Nemours & Co. (a)	12,284	824,256
Eastman Chemical Co. (a)	2,108	181,731
Ecolab, Inc. (a)	3,714	401,075
FMC Corp. (a)	1,825	139,722
International Flavors & Fragrances, Inc. (a)	1,116	106,768
LyondellBasell Industries NV Class A (a)	5,783	514,340
Monsanto Co. (a)	7,002	796,617
The Mosaic Co. (a)	4,468	223,400
PPG Industries, Inc. (a)	1,945	376,280
Praxair, Inc. (a)	3,832	501,877
The Sherwin-Williams Co. (a)	1,180	232,613
Sigma-Aldrich Corp. (a)	1,639	153,050

		5,885,393

Forest Products & Paper — 0.1%
International Paper Co. (a)	5,876	269,591
MeadWestvaco Corp. (a)	2,436	91,691

		361,282

Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a)	1,479	55,729
Cliffs Natural Resources, Inc. (a)	2,097	42,905
Nucor Corp. (a)	4,158	210,145
United States Steel Corp. (a)	1,981	54,695

		363,474

Mining — 0.4%
Alcoa, Inc. (a)	14,250	183,398
Freeport-McMoRan Copper & Gold, Inc. (a)	13,819	456,994
Newmont Mining Corp. (a)	6,619	155,149
Vulcan Materials Co. (a)	1,780	118,281

		913,822

		7,523,971

Communications — 12.7%
Advertising — 0.2%
The Interpublic Group of Companies, Inc. (a)	5,501	94,287
Omnicom Group, Inc. (a)	3,525	255,915

		350,202

Internet — 4.5%
Akamai Technologies, Inc. (a) (b)	2,451	142,673

	Number of Shares	Value
Amazon.com, Inc. (a) (b)	4,878	$1,641,545
eBay, Inc. (a) (b)	15,558	859,424
Expedia, Inc. (a)	1,410	102,225
F5 Networks, Inc. (a) (b)	1,063	113,348
Facebook, Inc. Class A (a) (b)	21,927	1,320,882
Google, Inc. Class A (a) (b)	3,644	4,061,274
Netflix, Inc. (a) (b)	812	285,848
Priceline.com, Inc. (a) (b)	704	839,091
Symantec Corp. (a)	9,333	186,380
TripAdvisor, Inc. (a) (b)	1,518	137,516
VeriSign, Inc. (a) (b)	1,764	95,097
Yahoo!, Inc. (a) (b)	12,522	449,540

		10,234,843

Media — 3.6%
Cablevision Systems Corp. Class A (a)	2,932	49,463
CBS Corp. Class B (a)	7,444	460,039
Comcast Corp. Class A (a)	34,692	1,735,294
DIRECTV (a) (b)	6,493	496,195
Discovery Communications, Inc. Series A (a) (b)	3,091	255,626
Gannett Co., Inc. (a)	3,121	86,139
Graham Holdings Co. Class B (a)	60	42,225
The McGraw Hill Financial, Inc. (a)	3,709	282,997
News Corp. Class A (a) (b)	6,618	113,962
Nielsen Holdings NV (a)	3,466	154,687
Scripps Networks Interactive Class A (a)	1,501	113,941
Time Warner Cable, Inc. (a)	3,661	502,216
Time Warner, Inc. (a)	11,991	783,372
Twenty-First Century Fox Class A (a)	26,077	833,682
Viacom, Inc. Class B (a)	5,359	455,461
The Walt Disney Co. (a)	21,784	1,744,245

		8,109,544

Telecommunications — 4.4%
AT&T, Inc. (a)	70,152	2,460,231
CenturyLink, Inc. (a)	7,896	259,305
Cisco Systems, Inc. (a)	71,229	1,596,242
Corning, Inc. (a)	19,221	400,181
Crown Castle International Corp. (a)	4,376	322,861
Frontier Communications Corp. (a)	13,290	75,753
Harris Corp. (a)	1,464	107,106
Juniper Networks, Inc. (a) (b)	6,717	173,030
Knowles Corp. (b)	1	16
Motorola Solutions, Inc. (a)	3,154	202,771
QUALCOMM, Inc. (a)	22,539	1,777,425
Verizon Communications, Inc. (a)	55,258	2,628,623
Windstream Corp. (a)	7,964	65,623

		10,069,167

		28,763,756

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.4%
Airlines — 0.3%
Delta Air Lines, Inc. (a)	11,318	$392,169
Southwest Airlines Co. (a)	9,343	220,588

		612,757

Apparel — 0.5%
Nike, Inc. Class B (a)	10,034	741,111
Ralph Lauren Corp. (a)	817	131,480
VF Corp. (a)	4,624	286,133

		1,158,724

Auto Manufacturers — 0.8%
Ford Motor Co. (a)	52,624	820,934
General Motors Co. (a)	17,455	600,801
Paccar, Inc. (a)	4,650	313,596

		1,735,331

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	3,117	191,602
Delphi Automotive PLC (a)	3,635	246,671
The Goodyear Tire & Rubber Co. (a)	3,382	88,372
Johnson Controls, Inc. (a)	9,182	434,492

		961,137

Distribution & Wholesale — 0.3%
Fastenal Co. (a)	3,739	184,407
Fossil Group, Inc. (a) (b)	673	78,479
Genuine Parts Co. (a)	2,114	183,601
W.W. Grainger, Inc. (a)	846	213,750

		660,237

Entertainment — 0.0%
International Game Technology (a)	3,409	47,931

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,692	79,932
Lennar Corp. Class A (a)	2,408	95,405
PulteGroup, Inc. (a)	4,522	86,777

		262,114

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	925	98,420
Whirlpool Corp. (a)	1,075	160,670

		259,090

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	3,734	111,647

Leisure Time — 0.2%
Carnival Corp. (a)	5,799	219,550
Harley-Davidson, Inc.	3,028	201,695

		421,245

Lodging — 0.3%
Marriott International, Inc. Class A (a)	3,077	172,373
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,623	208,791

	Number of Shares	Value
Wyndham Worldwide Corp. (a)	1,785	$130,716
Wynn Resorts Ltd. (a)	1,106	245,698

		757,578

Retail — 6.1%
AutoNation, Inc. (a) (b)	884	47,055
AutoZone, Inc. (a) (b)	466	250,289
Bed Bath & Beyond, Inc. (a) (b)	2,941	202,341
Best Buy Co., Inc. (a)	3,744	98,879
CarMax, Inc. (a) (b)	3,059	143,161
Chipotle Mexican Grill, Inc. (a) (b)	424	240,853
Coach, Inc. (a)	3,641	180,812
Costco Wholesale Corp. (a)	5,784	645,957
CVS Caremark Corp. (a)	15,902	1,190,424
Darden Restaurants, Inc. (a)	1,788	90,759
Dollar General Corp. (a) (b)	3,835	212,766
Dollar Tree, Inc. (a) (b)	2,850	148,713
Family Dollar Stores, Inc. (a)	1,324	76,805
GameStop Corp. Class A (a)	1,601	65,801
The Gap, Inc. (a)	3,628	145,338
The Home Depot, Inc. (a)	18,688	1,478,781
Kohl’s Corp. (a)	2,757	156,598
L Brands, Inc. (a)	3,340	189,612
Lowe’s Cos., Inc. (a)	13,924	680,884
Macy’s, Inc. (a)	4,847	287,379
McDonald’s Corp. (a)	13,228	1,296,741
Michael Kors Holdings Ltd. (a) (b)	2,457	229,164
Nordstrom, Inc. (a)	1,960	122,402
O’Reilly Automotive, Inc. (a) (b)	1,470	218,133
PetSmart, Inc. (a)	1,421	97,893
PVH Corp. (a)	1,117	139,368
Ross Stores, Inc. (a)	2,968	212,360
Staples, Inc. (a)	8,846	100,314
Starbucks Corp. (a)	10,122	742,752
Target Corp. (a)	8,457	511,733
Tiffany & Co. (a)	1,508	129,914
The TJX Cos., Inc. (a)	9,541	578,662
Tractor Supply Co. (a)	1,912	135,044
Urban Outfitters, Inc. (a) (b)	1,494	54,486
Wal-Mart Stores, Inc. (a)	21,559	1,647,754
Walgreen Co. (a)	11,528	761,194
Yum! Brands, Inc. (a)	5,899	444,726

		13,955,847

Textiles — 0.1%
Cintas Corp. (a)	1,379	82,202
Mohawk Industries, Inc. (a) (b)	836	113,679

		195,881

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,582	87,991
Mattel, Inc. (a)	4,435	177,888

		265,879

		21,405,398

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.5%
Agriculture — 1.6%
Altria Group, Inc. (a)	26,593	$995,376
Archer-Daniels-Midland Co. (a)	8,812	382,353
Lorillard, Inc. (a)	4,845	262,018
Philip Morris International, Inc. (a)	21,344	1,747,433
Reynolds American, Inc. (a)	4,093	218,648

		3,605,828

Beverages — 2.1%
Brown-Forman Corp. Class B (a)	2,219	199,022
The Coca-Cola Co. (a)	50,614	1,956,737
Coca-Cola Enterprises, Inc. (a)	3,307	157,942
Constellation Brands, Inc. Class A (a) (b)	2,282	193,902
Dr. Pepper Snapple Group, Inc. (a)	2,748	149,656
Keurig Green Mountain, Inc. (a)	1,733	182,987
Molson Coors Brewing Co. Class B (a)	2,166	127,491
Monster Beverage Corp. (a) (b)	1,860	129,177
PepsiCo, Inc. (a)	20,405	1,703,818

		4,800,732

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a) (b)	2,685	408,469
Amgen, Inc. (a)	10,129	1,249,311
Biogen Idec, Inc. (a) (b)	3,235	989,490
Celgene Corp. (a) (b)	5,444	759,982
Regeneron Pharmaceuticals, Inc. (a) (b)	1,076	323,101
Vertex Pharmaceuticals, Inc. (a) (b)	3,202	226,446

		3,956,799

Commercial Services — 2.2%
The ADT Corp. (a)	2,511	75,205
Alliance Data Systems Corp. (a) (b)	667	181,724
Automatic Data Processing, Inc. (a)	6,594	509,452
Equifax, Inc. (a)	1,667	113,406
H&R Block, Inc. (a)	3,743	113,001
Iron Mountain, Inc. (a)	2,331	64,266
MasterCard, Inc. Class A (a)	13,779	1,029,291
McKesson Corp. (a)	3,146	555,489
Moody’s Corp. (a)	2,593	205,677
Paychex, Inc. (a)	4,252	181,135
Quanta Services, Inc. (a) (b)	2,956	109,076
Robert Half International, Inc. (a)	1,898	79,621
Total System Services, Inc. (a)	2,287	69,548
Visa, Inc. Class A (a)	6,775	1,462,452
Western Union Co. (a)	7,364	120,475

		4,869,818

Cosmetics & Personal Care — 1.8%
Avon Products, Inc. (a)	5,941	86,976
Colgate-Palmolive Co. (a)	11,638	754,957
The Estee Lauder Cos., Inc. Class A (a)	3,507	234,548

	Number of Shares	Value
The Procter & Gamble Co. (a)	36,230	$2,920,138

		3,996,619

Foods — 1.7%
Campbell Soup Co. (a)	2,459	110,360
ConAgra Foods, Inc. (a)	5,578	173,085
General Mills, Inc. (a)	8,487	439,796
The Hershey Co. (a)	2,052	214,229
Hormel Foods Corp. (a)	1,844	90,854
The J.M. Smucker Co. (a)	1,440	140,026
Kellogg Co. (a)	3,522	220,865
Kraft Foods Group, Inc. (a)	7,961	446,612
The Kroger Co. (a)	6,928	302,407
McCormick & Co., Inc. (a)	1,809	129,778
Mondelez International, Inc. Class A (a)	23,420	809,161
Safeway, Inc. (a)	3,380	124,857
Sysco Corp. (a)	7,765	280,549
Tyson Foods, Inc. Class A (a)	3,720	163,717
Whole Foods Market, Inc. (a)	4,897	248,327

		3,894,623

Health Care – Products — 3.3%
Baxter International, Inc. (a)	7,233	532,204
Becton, Dickinson & Co. (a)	2,658	311,198
Boston Scientific Corp. (a) (b)	17,888	241,846
C.R. Bard, Inc. (a)	1,067	157,895
CareFusion Corp. (a) (b)	2,895	116,437
Covidien PLC (a)	6,100	449,326
Edwards Lifesciences Corp. (a) (b)	1,498	111,107
Intuitive Surgical, Inc. (a) (b)	521	228,193
Johnson & Johnson (a)	37,643	3,697,672
Medtronic, Inc. (a)	13,274	816,882
St. Jude Medical, Inc. (a)	3,797	248,286
Stryker Corp. (a)	3,843	313,089
Varian Medical Systems, Inc. (a) (b)	1,448	121,617
Zimmer Holdings, Inc. (a)	2,342	221,506

		7,567,258

Health Care – Services — 1.5%
Aetna, Inc. (a)	5,033	377,324
Cigna Corp. (a)	3,586	300,256
DaVita HealthCare Partners, Inc. (a) (b)	2,418	166,479
Humana, Inc. (a)	2,135	240,657
Laboratory Corporation of America Holdings (a) (b)	1,197	117,557
Quest Diagnostics, Inc. (a)	1,992	115,377
Tenet Healthcare Corp. (a) (b)	1,359	58,179
Thermo Fisher Scientific, Inc. (a)	5,227	628,495
UnitedHealth Group, Inc. (a)	13,389	1,097,764
WellPoint, Inc. (a)	3,846	382,869

		3,484,957

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.4%
Avery Dennison Corp. (a)	1,323	$67,036
Beam, Inc. (a)	2,233	186,009
The Clorox Co. (a)	1,767	155,514
Kimberly-Clark Corp. (a)	5,027	554,227

		962,786

Pharmaceuticals — 6.2%
Abbott Laboratories (a)	20,577	792,420
AbbVie, Inc. (a)	21,189	1,089,115
Actavis PLC (a) (b)	2,384	490,746
Allergan, Inc. (a)	3,870	480,267
AmerisourceBergen Corp. (a)	3,151	206,674
Bristol-Myers Squibb Co. (a)	21,952	1,140,406
Cardinal Health, Inc. (a)	4,477	313,301
DENTSPLY International, Inc. (a)	1,954	89,962
Eli Lilly & Co. (a)	13,179	775,716
Express Scripts Holding Co. (a) (b)	10,837	813,750
Forest Laboratories, Inc. (a) (b)	3,247	299,601
Gilead Sciences, Inc. (a) (b)	20,401	1,445,615
Hospira, Inc. (a) (b)	2,272	98,264
Mead Johnson Nutrition Co. (a)	2,766	229,965
Merck & Co., Inc. (a)	39,020	2,215,165
Mylan, Inc. (a) (b)	5,044	246,299
Patterson Cos., Inc. (a)	1,142	47,690
Perrigo Co. PLC (a)	1,822	281,791
Pfizer, Inc. (a)	86,367	2,774,108
Zoetis, Inc. (a)	6,648	192,393

		14,023,248

		51,162,668

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp. (a)	4,094	114,632

Energy — 10.1%
Coal — 0.1%
CONSOL Energy, Inc. (a)	3,136	125,283
Peabody Energy Corp. (a)	3,696	60,393

		185,676

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	967	67,487

Oil & Gas — 7.8%
Anadarko Petroleum Corp. (a)	6,693	567,299
Apache Corp. (a)	5,268	436,981
Cabot Oil & Gas Corp. (a)	5,568	188,644
Chesapeake Energy Corp. (a)	6,723	172,243
Chevron Corp. (a)	25,740	3,060,743
ConocoPhillips (a)	16,379	1,152,263
Denbury Resources, Inc. (a)	4,822	79,081
Devon Energy Corp. (a)	5,027	336,457
Diamond Offshore Drilling, Inc. (a)	952	46,420
Ensco PLC Class A (a)	3,199	168,843
EOG Resources, Inc. (a)	3,739	733,480

	Number of Shares	Value
EQT Corp. (a)	2,064	$200,146
Exxon Mobil Corp. (a)	58,233	5,688,199
Helmerich & Payne, Inc. (a)	1,467	157,790
Hess Corp. (a)	3,696	306,324
Marathon Oil Corp. (a)	9,341	331,792
Marathon Petroleum Corp. (a)	3,923	341,458
Murphy Oil Corp. (a)	2,407	151,304
Nabors Industries Ltd. (a)	3,558	87,705
Newfield Exploration Co. (a) (b)	1,864	58,455
Noble Corp. PLC (a)	3,471	113,641
Noble Energy, Inc. (a)	4,721	335,380
Occidental Petroleum Corp. (a)	10,840	1,032,944
Phillips 66 (a)	8,011	617,328
Pioneer Natural Resources Co. (a)	1,953	365,484
QEP Resources, Inc. (a)	2,455	72,275
Range Resources Corp. (a)	2,238	185,687
Rowan Cos. PLC Class A (a) (b)	1,702	57,323
Southwestern Energy Co. (a) (b)	4,603	211,784
Tesoro Corp. (a)	1,819	92,023
Valero Energy Corp. (a)	7,190	381,789

		17,731,285

Oil & Gas Services — 1.7%
Baker Hughes, Inc. (a)	6,071	394,736
Cameron International Corp. (a) (b)	3,258	201,247
FMC Technologies, Inc. (a) (b)	3,240	169,420
Halliburton Co. (a)	11,218	660,628
National Oilwell Varco, Inc. (a)	5,663	440,978
Schlumberger Ltd. (a)	17,637	1,719,607
Transocean Ltd. (a)	4,442	183,632

		3,770,248

Pipelines — 0.5%
Kinder Morgan, Inc. (a)	9,022	293,125
ONEOK, Inc. (a)	2,825	167,381
Spectra Energy Corp. (a)	8,977	331,610
The Williams Cos., Inc. (a)	9,160	371,713

		1,163,829

		22,918,525

Financial — 15.8%
Banks — 4.8%
Bank of America Corp. (a)	142,287	2,447,336
Bank of New York Mellon Corp. (a)	15,331	541,031
BB&T Corp. (a)	9,655	387,841
Capital One Financial Corp. (a)	7,697	593,901
Comerica, Inc. (a)	2,505	129,759
Fifth Third Bancorp (a)	11,692	268,331
Huntington Bancshares, Inc. (a)	11,175	111,415
KeyCorp (a)	11,881	169,186
M&T Bank Corp. (a)	1,784	216,399
Northern Trust Corp. (a)	3,077	201,728
PNC Financial Services Group, Inc. (a)	7,088	616,656

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regions Financial Corp. (a)	18,467	$205,168
State Street Corp. (a)	5,813	404,294
SunTrust Banks, Inc. (a)	7,131	283,743
U.S. Bancorp (a)	24,414	1,046,384
Wells Fargo & Co. (a)	63,854	3,176,098
Zions Bancorp (a)	2,529	78,349

		10,877,619

Diversified Financial — 4.8%
American Express Co. (a)	12,218	1,099,986
Ameriprise Financial, Inc. (a)	2,664	293,226
BlackRock, Inc. (a)	1,740	547,195
The Charles Schwab Corp. (a)	15,492	423,396
Citigroup, Inc. (a)	40,541	1,929,752
CME Group, Inc. (a)	4,118	304,773
Discover Financial Services (a)	6,361	370,147
E*TRADE Financial Corp. (a) (b)	3,734	85,957
Franklin Resources, Inc. (a)	5,330	288,779
The Goldman Sachs Group, Inc. (a)	5,573	913,136
IntercontinentalExchange, Inc. (a)	1,576	311,780
Invesco Ltd. (a)	5,871	217,227
JP Morgan Chase & Co. (a)	50,087	3,040,782
Legg Mason, Inc. (a)	1,454	71,304
Morgan Stanley (a)	18,376	572,780
The NASDAQ OMX Group, Inc. (a)	1,584	58,513
SLM Corp. (a)	5,775	141,372
T. Rowe Price Group, Inc. (a)	3,573	294,237

		10,964,342

Insurance — 4.2%
ACE Ltd. (a)	4,458	441,610
Aflac, Inc. (a)	6,184	389,839
The Allstate Corp. (a)	6,030	341,177
American International Group, Inc. (a)	19,566	978,496
Aon PLC (a)	3,923	330,630
Assurant, Inc. (a)	996	64,700
Berkshire Hathaway, Inc. Class B (a) (b)	24,054	3,006,028
The Chubb Corp. (a)	3,448	307,906
Cincinnati Financial Corp. (a)	2,019	98,245
Genworth Financial, Inc. Class A (a) (b)	6,570	116,486
The Hartford Financial Services Group, Inc. (a)	5,923	208,904
Lincoln National Corp. (a)	3,593	182,057
Loews Corp. (a)	3,989	175,715
Marsh & McLennan Cos., Inc. (a)	7,316	360,679
MetLife, Inc. (a)	14,954	789,571
Principal Financial Group, Inc. (a)	3,750	172,463
The Progressive Corp. (a)	7,360	178,259
Prudential Financial, Inc. (a)	6,141	519,836
Torchmark Corp. (a)	1,238	97,431
The Travelers Cos., Inc. (a)	4,786	407,289

	Number of Shares	Value
Unum Group (a)	3,577	$126,304
XL Group PLC (a)	3,673	114,781

		9,408,406

Real Estate — 0.0%
CBRE Group, Inc. (a) (b)	3,613	99,105

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp. (a)	5,205	426,133
Apartment Investment & Management Co. Class A (a)	1,999	60,410
AvalonBay Communities, Inc. (a)	1,666	218,779
Boston Properties, Inc. (a)	2,094	239,826
Equity Residential (a)	4,391	254,634
General Growth Properties, Inc. (a)	7,163	157,586
HCP, Inc. (a)	6,049	234,641
Health Care REIT, Inc. (a)	3,754	223,738
Host Hotels & Resorts, Inc. (a)	10,158	205,598
Kimco Realty Corp. (a)	5,411	118,393
The Macerich Co. (a)	1,925	119,985
Plum Creek Timber Co., Inc. (a)	2,423	101,863
Prologis, Inc. (a)	6,631	270,744
Public Storage (a)	1,980	333,610
Simon Property Group, Inc. (a)	4,050	664,200
Ventas, Inc. (a)	3,828	231,862
Vornado Realty Trust (a)	2,383	234,868
Weyerhaeuser Co. (a)	7,782	228,402

		4,325,272

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	6,314	62,067
People’s United Financial, Inc. (a)	4,153	61,755

		123,822

		35,798,566

Industrial — 10.3%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	9,269	1,163,167
General Dynamics Corp. (a)	4,383	477,396
L-3 Communications Holdings, Inc. (a)	1,214	143,434
Lockheed Martin Corp. (a)	3,685	601,540
Northrop Grumman Corp. (a)	3,040	375,075
Raytheon Co. (a)	4,176	412,547
Rockwell Collins, Inc. (a)	1,851	147,469
United Technologies Corp. (a)	11,162	1,304,168

		4,624,796

Building Materials — 0.0%
Masco Corp. (a)	4,689	104,143

Electrical Components & Equipment — 0.4%
AMETEK, Inc. (a)	3,352	172,594
Emerson Electric Co. (a)	9,442	630,726

		803,320

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
Agilent Technologies, Inc. (a)	4,531	$253,374
Allegion PLC (a)	1,223	63,804
Amphenol Corp. Class A (a)	2,168	198,697
FLIR Systems, Inc. (a)	1,940	69,840
Garmin Ltd. (a)	1,685	93,113
Jabil Circuit, Inc. (a)	2,532	45,576
PerkinElmer, Inc. (a)	1,539	69,347
TE Connectivity Ltd. (a)	5,421	326,399
Waters Corp. (a) (b)	1,166	126,406

		1,246,556

Engineering & Construction — 0.1%
Fluor Corp. (a)	2,237	173,882
Jacobs Engineering Group, Inc. (a) (b)	1,804	114,554

		288,436

Environmental Controls — 0.2%
Republic Services, Inc. (a)	3,699	126,358
Stericycle, Inc. (a) (b)	1,174	133,390
Waste Management, Inc. (a)	5,776	242,996

		502,744

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	796	90,330
Stanley Black & Decker, Inc. (a)	2,126	172,716

		263,046

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc. (a)	8,516	846,235
Ingersoll-Rand PLC (a)	3,670	210,071
Joy Global, Inc. (a)	1,456	84,448

		1,140,754

Machinery – Diversified — 0.7%
Cummins, Inc. (a)	2,387	355,639
Deere & Co. (a)	5,044	457,995
Flowserve Corp. (a)	1,910	149,629
Rockwell Automation, Inc. (a)	1,899	236,521
Roper Industries, Inc. (a)	1,360	181,574
Xylem, Inc. (a)	2,527	92,033

		1,473,391

Manufacturing — 3.7%
3M Co. (a)	8,560	1,161,249
Danaher Corp. (a)	8,012	600,900
Dover Corp. (a)	2,333	190,723
Eaton Corp. PLC (a)	6,299	473,181
General Electric Co. (a)	134,971	3,494,399
Honeywell International, Inc. (a)	10,547	978,340
Illinois Tool Works, Inc. (a)	5,393	438,613
Leggett & Platt, Inc. (a)	1,934	63,126
Pall Corp. (a)	1,517	135,726
Parker Hannifin Corp. (a)	2,044	244,687
Pentair Ltd. (a)	2,730	216,598
Textron, Inc. (a)	3,651	143,448

	Number of Shares	Value
Tyco International Ltd. (a)	6,173	$261,735

		8,402,725

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp. (a)	1,989	502,740

Packaging & Containers — 0.1%
Ball Corp. (a)	1,981	108,578
Bemis Co., Inc. (a)	1,410	55,328
Owens-Illinois, Inc. (a) (b)	2,260	76,456
Sealed Air Corp. (a)	2,687	88,322

		328,684

Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	2,077	108,814
CSX Corp. (a)	13,484	390,632
Expeditors International of Washington, Inc. (a)	2,816	111,598
FedEx Corp. (a)	3,877	513,935
Kansas City Southern (a)	1,509	154,009
Norfolk Southern Corp. (a)	4,031	391,692
Ryder System, Inc. (a)	720	57,542
Union Pacific Corp. (a)	6,108	1,146,227
United Parcel Service, Inc. Class B (a)	9,591	933,972

		3,808,421

		23,489,756

Technology — 11.5%
Computers — 5.6%
Accenture PLC Class A (a)	8,507	678,178
Apple, Inc. (a)	11,974	6,426,925
Cognizant Technology Solutions Corp. Class A (a) (b)	7,886	399,110
Computer Sciences Corp. (a)	2,016	122,613
EMC Corp. (a)	27,385	750,623
Hewlett-Packard Co. (a)	25,722	832,364
International Business Machines Corp. (a)	13,140	2,529,319
NetApp, Inc. (a)	4,468	164,869
SanDisk Corp. (a)	3,094	251,202
Seagate Technology PLC (a)	4,267	239,635
Teradata Corp. (a) (b)	2,238	110,087
Western Digital Corp. (a)	2,883	264,717

		12,769,642

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	2,767	71,914
Xerox Corp. (a)	15,450	174,585

		246,499

Semiconductors — 2.0%
Altera Corp. (a)	4,198	152,136
Analog Devices, Inc. (a)	4,060	215,748
Applied Materials, Inc. (a)	16,093	328,619
Broadcom Corp. Class A (a)	7,191	226,373

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp. (a)	66,284	$1,710,790
KLA-Tencor Corp. (a)	2,282	157,777
Lam Research Corp. (a) (b)	2,224	122,320
Linear Technology Corp. (a)	3,207	156,149
LSI Corp. (a)	7,264	80,412
Microchip Technology, Inc. (a)	2,717	129,764
Micron Technology, Inc. (a) (b)	14,007	331,406
NVIDIA Corp. (a)	7,725	138,355
Texas Instruments, Inc. (a)	14,591	687,966
Xilinx, Inc. (a)	3,675	199,442

		4,637,257

Software — 3.8%
Adobe Systems, Inc. (a) (b)	6,367	418,567
Autodesk, Inc. (a) (b)	3,090	151,966
CA, Inc. (a)	4,250	131,622
Cerner Corp. (a) (b)	3,843	216,169
Citrix Systems, Inc. (a) (b)	2,553	146,619
The Dun & Bradstreet Corp. (a)	523	51,960
Electronic Arts, Inc. (a) (b)	4,034	117,026
Fidelity National Information Services, Inc.	3,787	202,415
Fiserv, Inc. (a) (b)	3,533	200,286
Intuit, Inc. (a)	3,701	287,679
Microsoft Corp. (a)	101,246	4,150,073
Oracle Corp. (a)	46,864	1,917,206
Red Hat, Inc. (a) (b)	2,595	137,483
Salesforce.com, Inc. (a) (b)	7,398	422,352

		8,551,423

		26,204,821

Utilities — 3.0%
Electric — 2.8%
The AES Corp. (a)	8,794	125,578
Ameren Corp. (a)	3,323	136,908
American Electric Power Co., Inc. (a)	6,474	327,973
CenterPoint Energy, Inc. (a)	5,671	134,346
CMS Energy Corp. (a)	3,643	106,667
Consolidated Edison, Inc. (a)	3,811	204,460
Dominion Resources, Inc. (a)	7,750	550,173
DTE Energy Co. (a)	2,421	179,856
Duke Energy Corp. (a)	9,470	674,453
Edison International (a)	4,262	241,272
Entergy Corp. (a)	2,442	163,248
Exelon Corp. (a)	11,336	380,436
FirstEnergy Corp. (a)	5,528	188,118
Integrys Energy Group, Inc. (a)	1,093	65,197
NextEra Energy, Inc. (a)	5,699	544,938
Northeast Utilities (a)	4,116	187,278
NRG Energy, Inc. (a)	4,230	134,514
Pepco Holdings, Inc. (a)	3,421	70,062
PG&E Corp. (a)	5,954	257,213
Pinnacle West Capital Corp. (a)	1,507	82,373
PPL Corp. (a)	8,432	279,436

	Number of Shares	Value
Public Service Enterprise Group, Inc. (a)	6,728	$256,606
SCANA Corp. (a)	1,925	98,791
The Southern Co. (a)	11,677	513,087
TECO Energy, Inc. (a)	2,798	47,986
Wisconsin Energy Corp. (a)	3,102	144,398
Xcel Energy, Inc. (a)	6,616	200,862

		6,296,229

Gas — 0.2%
AGL Resources, Inc. (a)	1,627	79,658
NiSource, Inc. (a)	4,091	145,353
Sempra Energy (a)	3,113	301,214

		526,225

		6,822,454

TOTAL COMMON STOCK (Cost $184,193,617)		224,204,547

TOTAL EQUITIES (Cost $184,193,617)		224,204,547

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial — 0.3%
S&P 500 Index, Put, Expires 4/19/14, Strike 1,675.00	162	12,474
S&P 500 Index, Put, Expires 4/19/14, Strike 1,700.00	204	17,340
S&P 500 Index, Put, Expires 5/17/14, Strike 1,675.00	205	76,875
S&P 500 Index, Put, Expires 5/17/14, Strike 1,700.00	228	107,160
S&P 500 Index, Put, Expires 6/21/14, Strike 1,675.00	170	156,400

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 6/21/14, Strike 1,700.00	225	$240,750

		610,999

TOTAL PURCHASED OPTIONS (Cost $1,181,425)		610,999

TOTAL LONG-TERM INVESTMENTS (Cost $185,375,042)		224,815,546

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$4,828,970	4,828,970

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	773	773

TOTAL SHORT-TERM INVESTMENTS (Cost $4,829,743)		4,829,743

TOTAL INVESTMENTS — 101.1% (Cost $190,204,785) (e)		229,645,289

Other Assets/(Liabilities) — (1.1)%		(2,595,242)

NET ASSETS — 100.0%		$227,050,047

Notes to Portfolio of Investments

(a)	These securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $4,828,971. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 8/15/29, and an aggregate market value, including accrued interest, of $4,926,264.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 94.9%
Basic Materials — 2.8%
Chemicals — 1.8%
Celanese Corp. Series A	54,000	$2,997,541
Rockwood Holdings, Inc.	58,000	4,315,200

		7,312,741

Mining — 1.0%
Agnico-Eagle Mines Ltd.	53,000	1,603,250
Franco-Nevada Corp.	54,000	2,481,411

		4,084,661

		11,397,402

Communications — 8.2%
Advertising — 0.2%
Aimia, Inc.	49,000	786,748

Internet — 3.6%
Akamai Technologies, Inc. (a)	62,000	3,609,020
Coupons.com, Inc. (a) (c)	5,000	123,250
Coupons.com, Inc., Series B (a) (b)	53,973	1,263,908
Dropbox, Inc. (a) (b)	9,011	172,121
Groupon, Inc. (a) (c)	142,000	1,113,280
LinkedIn Corp. Class A (a)	5,000	924,700
Netflix, Inc. (a)	4,000	1,408,120
Rackspace Hosting, Inc. (a)	40,000	1,312,800
TripAdvisor, Inc. (a)	9,000	815,310
VeriSign, Inc. (a) (c)	78,000	4,204,980

		14,947,489

Media — 1.8%
Charter Communications, Inc. Class A (a)	32,000	3,942,400
FactSet Research Systems, Inc. (c)	35,000	3,773,350

		7,715,750

Telecommunications — 2.6%
DigitalGlobe, Inc. (a)	92,000	2,668,920
JDS Uniphase Corp. (a)	255,000	3,570,000
Motorola Solutions, Inc.	70,000	4,500,300

		10,739,220

		34,189,207

Consumer, Cyclical — 15.8%
Apparel — 0.2%
Wolverine World Wide, Inc. (c)	31,000	885,050

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (c)	6,000	1,250,700

Automotive & Parts — 0.7%
WABCO Holdings, Inc. (a)	27,000	2,850,120

Distribution & Wholesale — 1.1%
Fastenal Co. (c)	94,000	4,636,080

	Number of Shares	Value
Home Furnishing — 0.7%
Harman International Industries, Inc.	27,000	$2,872,800

Leisure Time — 1.8%
Harley-Davidson, Inc.	45,000	2,997,450
Norwegian Cruise Line Holdings Ltd. (a)	133,000	4,291,910

		7,289,360

Lodging — 1.5%
Choice Hotels International, Inc.	54,000	2,484,000
Marriott International, Inc. Class A	70,000	3,921,400

		6,405,400

Retail — 9.5%
AutoZone, Inc. (a)	9,000	4,833,900
CarMax, Inc. (a)	132,000	6,177,600
Chipotle Mexican Grill, Inc. (a)	4,000	2,272,200
Coach, Inc.	64,000	3,178,240
Dollar General Corp. (a)	75,000	4,161,000
Dollar Tree, Inc. (a)	58,000	3,026,440
DSW, Inc. Class A	80,000	2,868,800
L Brands, Inc.	37,000	2,100,490
O’Reilly Automotive, Inc. (a)	31,000	4,600,090
Panera Bread Co. Class A (a)	7,000	1,235,290
Rite Aid Corp. (a)	420,000	2,633,400
Tim Hortons, Inc.	40,000	2,212,400

		39,299,850

		65,489,360

Consumer, Non-cyclical — 26.4%
Beverages — 0.2%
Keurig Green Mountain, Inc.	9,000	950,310

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	3,000	456,390
Alkermes PLC (a)	94,000	4,144,460
Illumina, Inc. (a)	13,000	1,932,580
Incyte Corp. (a)	40,000	2,140,800
Puma Biotechnology, Inc. (a)	8,000	833,120
Seattle Genetics, Inc. (a) (c)	10,000	455,600
Vertex Pharmaceuticals, Inc. (a)	22,000	1,555,840

		11,518,790

Commercial Services — 8.1%
ARAMARK Holdings Corp.	34,400	994,848
CoreLogic, Inc. (a)	97,000	2,913,880
Equifax, Inc.	53,000	3,605,590
Gartner, Inc. (a)	66,000	4,583,040
Global Payments, Inc.	45,000	3,199,950
Hertz Global Holdings, Inc. (a)	110,000	2,930,400
Manpower, Inc.	48,000	3,783,840
Quanta Services, Inc. (a)	132,000	4,870,800
Towers Watson & Co. Class A	4,700	536,035
Vantiv, Inc. Class A (a)	103,000	3,112,660

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verisk Analytics, Inc. Class A (a)	51,000	$3,057,960

		33,589,003

Foods — 2.9%
Dean Foods Co.	86,000	1,329,560
Sprouts Farmers Market, Inc. (a) (c)	52,100	1,877,163
TreeHouse Foods, Inc. (a)	36,000	2,591,640
WhiteWave Foods Co. Class A (a)	141,000	4,024,140
Whole Foods Market, Inc.	45,000	2,281,950

		12,104,453

Health Care – Products — 5.9%
Bruker Corp. (a)	135,000	3,076,650
CareFusion Corp. (a)	110,000	4,424,200
The Cooper Cos., Inc.	32,000	4,395,520
Henry Schein, Inc. (a)	35,000	4,177,950
IDEXX Laboratories, Inc. (a)	38,000	4,613,200
Intuitive Surgical, Inc. (a)	9,000	3,941,910

		24,629,430

Health Care – Services — 3.4%
Covance, Inc. (a)	50,000	5,195,000
Envision Healthcare Holdings, Inc. (a)	51,000	1,725,330
Laboratory Corporation of America Holdings (a)	18,000	1,767,780
MEDNAX, Inc. (a)	44,000	2,727,120
Universal Health Services, Inc. Class B	36,000	2,954,520

		14,369,750

Pharmaceuticals — 3.1%
Alnylam Pharmaceuticals, Inc. (a)	18,000	1,208,520
Cubist Pharmaceuticals, Inc. (a)	13,000	950,950
DENTSPLY International, Inc.	121,000	5,570,840
Hospira, Inc. (a)	72,000	3,114,000
Pharmacyclics, Inc. (a)	7,000	701,540
Sirona Dental Systems, Inc. (a)	16,800	1,254,456

		12,800,306

		109,962,042

Energy — 5.4%
Coal — 0.6%
CONSOL Energy, Inc.	65,000	2,596,750

Oil & Gas — 4.8%
Concho Resources, Inc. (a)	26,000	3,185,000
EQT Corp.	62,000	6,012,140
Laredo Petroleum, Inc. (a)	17,600	455,136
Pioneer Natural Resources Co.	14,000	2,619,960
Range Resources Corp.	62,000	5,144,140
SM Energy Co.	36,000	2,566,440

		22,579,566

	Number of Shares	Value
Financial — 8.0%
Diversified Financial — 3.8%
CBOE Holdings, Inc.	67,000	$3,792,200
IntercontinentalExchange, Inc.	17,700	3,501,591
LPL Financial Holdings, Inc.	41,000	2,154,140
Santander Consumer USA Holdings, Inc. (a)	91,000	2,191,280
TD Ameritrade Holding Corp.	123,000	4,175,850

		15,815,061

Insurance — 3.3%
Fidelity National Financial, Inc. Class A	167,000	5,250,480
HCC Insurance Holdings, Inc.	72,000	3,275,280
The Progressive Corp.	130,000	3,148,600
Willis Group Holdings PLC	46,000	2,029,980

		13,704,340

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	31,000	3,673,500

		33,192,901

Industrial — 17.2%
Building Materials — 0.6%
Martin Marietta Materials, Inc.	21,000	2,695,350

Electrical Components & Equipment — 2.3%
AMETEK, Inc.	88,000	4,531,120
The Babcock & Wilcox Co.	150,000	4,980,000

		9,511,120

Electronics — 3.4%
Agilent Technologies, Inc.	86,000	4,809,120
FEI Co.	16,000	1,648,320
Mettler-Toledo International, Inc. (a)	4,000	942,720
Sensata Technologies Holding NV (a)	96,000	4,093,440
Trimble Navigation Ltd. (a)	63,000	2,448,810

		13,942,410

Environmental Controls — 0.1%
Waste Connections, Inc.	11,000	482,460

Machinery – Diversified — 2.9%
Cognex Corp. (a)	9,000	304,740
IDEX Corp.	80,000	5,831,200
Nordson Corp.	18,000	1,268,820
Roper Industries, Inc.	35,000	4,672,850

		12,077,610

Manufacturing — 5.4%
Acuity Brands, Inc.	24,000	3,181,680
Colfax Corp. (a)	47,000	3,352,510
Pall Corp.	68,000	6,083,960
Teleflex, Inc.	29,000	3,109,960
Textron, Inc.	176,000	6,915,040

		22,643,150

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.6%
Rexnord Corp. (a)	85,000	$2,463,300

Packaging & Containers — 0.6%
Ball Corp.	45,000	2,466,450

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	36,000	2,589,120
Kansas City Southern	28,000	2,857,680

		5,446,800

		71,728,650

Technology — 10.5%
Computers — 1.6%
IHS, Inc. Class A (a)	56,000	6,804,000

Semiconductors — 3.7%
Altera Corp.	102,000	3,696,480
Atmel Corp. (a)	286,000	2,390,960
Avago Technologies Ltd.	34,200	2,202,822
Cree, Inc. (a)	18,000	1,018,080
IPG Photonics Corp. (a) (c)	21,000	1,492,680
Microchip Technology, Inc. (c)	36,000	1,719,360
Xilinx, Inc.	53,000	2,876,310

		15,396,692

Software — 5.2%
Concur Technologies, Inc. (a)	27,000	2,674,890
Fidelity National Information Services, Inc.	36,000	1,924,200
Fiserv, Inc. (a)	124,000	7,029,560
MSCI, Inc. (a)	63,000	2,710,260
Red Hat, Inc. (a)	89,000	4,715,220
Servicenow, Inc. (a)	18,000	1,078,560
Veeva Systems, Inc. Class A (a) (c)	18,000	480,600
Workday, Inc. Class A (a)	9,000	822,870

		21,436,160

		43,636,852

Utilities — 0.6%
Electric — 0.6%
Calpine Corp. (a)	124,000	2,592,840

TOTAL COMMON STOCK (Cost $256,663,019)		394,768,820

PREFERRED STOCK — 0.3%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (a) (b)	11,190	213,742
Dropbox, Inc. Series A 1 (a) (b)	54,965	1,049,897
Living Social (a) (b)	158,890	95,334

		1,358,973

TOTAL PREFERRED STOCK (Cost $1,496,531)		1,358,973

TOTAL EQUITIES (Cost $258,159,550)		396,127,793

	Number of Shares	Value

MUTUAL FUNDS — 5.7%
Diversified Financial — 5.7%
State Street Navigator Securities Lending Prime Portfolio (d)	18,091,158	$18,091,158
T. Rowe Price Government Reserve Investment Fund	5,797,315	5,797,315

		23,888,473

TOTAL MUTUAL FUNDS (Cost $23,888,473)		23,888,473

TOTAL LONG-TERM INVESTMENTS (Cost $282,048,023)		420,016,266

	Principal Amount
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$15,412,460	15,412,460

TOTAL SHORT-TERM INVESTMENTS (Cost $15,412,460)		15,412,460

TOTAL INVESTMENTS — 104.6% (Cost $297,460,483) (f)		435,428,726

Other Assets/(Liabilities) — (4.6)%		(19,191,752)

NET ASSETS — 100.0%		$416,236,974

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $2,795,002 or 0.67% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $17,699,655 or 4.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $15,412,464. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $15,721,614.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 1.7%
Iron & Steel — 0.8%
Nucor Corp.	76,129	$3,847,560

Mining — 0.9%
Constellium NV (a)	89,701	2,632,724
Newmont Mining Corp.	87,931	2,061,103

		4,693,827

		8,541,387

Communications — 1.9%
Telecommunications — 1.9%
CenturyLink, Inc.	153,655	5,046,030
Harris Corp.	19,968	1,460,859
Rogers Communications, Inc. Class B	79,752	3,304,785

		9,811,674

Consumer, Cyclical — 6.3%
Airlines — 0.7%
Southwest Airlines Co.	147,010	3,470,906

Automotive & Parts — 0.4%
Autoliv, Inc.	18,623	1,868,818

Entertainment — 0.5%
International Game Technology	196,254	2,759,331

Leisure Time — 0.8%
Carnival Corp.	104,086	3,940,696

Retail — 3.9%
Bed Bath & Beyond, Inc. (a)	21,302	1,465,578
Coach, Inc.	29,671	1,473,462
CST Brands, Inc.	83,274	2,601,480
Family Dollar Stores, Inc.	28,860	1,674,169
Lowe’s Cos., Inc.	151,144	7,390,941
Target Corp.	80,503	4,871,236

		19,476,866

		31,516,617

Consumer, Non-cyclical — 20.6%
Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.	43,909	2,391,284

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	19,421	2,488,219

Commercial Services — 3.0%
The ADT Corp.	336,224	10,069,909
Corrections Corporation of America	157,135	4,921,468

		14,991,377

	Number of Shares	Value
Foods — 6.8%
Campbell Soup Co.	48,120	$2,159,626
ConAgra Foods, Inc.	97,607	3,028,745
Danone SA	33,330	2,357,535
General Mills, Inc.	62,556	3,241,652
Hillshire Brands Co.	162,147	6,041,597
Kellogg Co.	43,581	2,732,964
Kraft Foods Group, Inc.	57,700	3,236,970
Mondelez International, Inc. Class A	103,567	3,578,240
Sysco Corp.	221,244	7,993,546

		34,370,875

Health Care – Products — 5.4%
Becton, Dickinson & Co.	20,236	2,369,231
Boston Scientific Corp. (a)	240,152	3,246,855
CareFusion Corp. (a)	149,753	6,023,066
Medtronic, Inc.	89,387	5,500,876
Steris Corp.	49,261	2,352,213
Stryker Corp.	48,381	3,941,600
Zimmer Holdings, Inc.	40,351	3,816,397

		27,250,238

Health Care – Services — 2.7%
Cigna Corp.	24,168	2,023,587
LifePoint Hospitals, Inc. (a)	104,656	5,708,985
Quest Diagnostics, Inc.	99,793	5,780,010

		13,512,582

Pharmaceuticals — 1.7%
Hospira, Inc. (a)	114,469	4,950,784
Patterson Cos., Inc.	81,948	3,422,149

		8,372,933

		103,377,508

Energy — 8.4%
Oil & Gas — 7.1%
Apache Corp.	89,884	7,455,878
Devon Energy Corp.	74,906	5,013,459
Imperial Oil Ltd.	300,364	13,987,100
Murphy Oil Corp.	67,289	4,229,786
Southwestern Energy Co. (a)	103,542	4,763,967

		35,450,190

Oil & Gas Services — 0.5%
Cameron International Corp. (a)	39,791	2,457,890

Pipelines — 0.8%
Williams Partners LP	79,028	4,025,686

		41,933,766

Financial — 23.8%
Banks — 10.5%
BOK Financial Corp.	32,650	2,254,483
Comerica, Inc.	58,959	3,054,076
Commerce Bancshares, Inc.	130,214	6,044,534

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cullen/Frost Bankers, Inc.	51,766	$4,013,418
KeyCorp	108,322	1,542,505
M&T Bank Corp.	51,410	6,236,033
Northern Trust Corp.	213,412	13,991,291
PNC Financial Services Group, Inc.	68,435	5,953,845
State Street Corp.	21,891	1,522,519
SunTrust Banks, Inc.	94,856	3,774,320
Westamerica Bancorp.	72,064	3,897,221

		52,284,245

Diversified Financial — 0.9%
The Charles Schwab Corp.	27,718	757,533
Franklin Resources, Inc.	69,882	3,786,207

		4,543,740

Insurance — 7.9%
ACE Ltd.	53,448	5,294,559
Aflac, Inc.	35,550	2,241,072
The Allstate Corp.	54,243	3,069,069
Arthur J. Gallagher & Co.	60,980	2,901,428
The Chubb Corp.	47,694	4,259,074
HCC Insurance Holdings, Inc.	109,113	4,963,550
Marsh & McLennan Cos., Inc.	42,843	2,112,160
MetLife, Inc.	41,520	2,192,256
Reinsurance Group of America, Inc. Class A	69,094	5,501,955
Symetra Financial Corp.	74,870	1,483,923
The Travelers Cos., Inc.	31,415	2,673,417
Unum Group	83,635	2,953,152

		39,645,615

Real Estate Investment Trusts (REITS) — 3.1%
Annaly Capital Management, Inc.	396,793	4,352,819
Capstead Mortgage Corp.	104,720	1,325,755
Empire State Realty Trust, Inc. Class A	164,238	2,481,636
Federal Realty Investment Trust	16,440	1,885,997
Piedmont Office Realty Trust, Inc. Class A	320,845	5,502,492

		15,548,699

Savings & Loans — 1.4%
Capitol Federal Financial, Inc.	94,124	1,181,256
People’s United Financial, Inc.	401,127	5,964,759

		7,146,015

		119,168,314

Industrial — 13.3%
Aerospace & Defense — 2.1%
BAE Systems PLC	366,560	2,546,518
General Dynamics Corp.	34,580	3,766,454
Northrop Grumman Corp.	13,385	1,651,441
Rockwell Collins, Inc.	30,710	2,446,666

		10,411,079

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	11,420	$1,150,451

Electronics — 2.7%
Agilent Technologies, Inc.	57,344	3,206,677
Brady Corp. Class A	57,956	1,573,505
Koninklijke Philips Electronics NV	150,251	5,285,766
TE Connectivity Ltd.	61,004	3,673,051

		13,738,999

Environmental Controls — 3.8%
Republic Services, Inc.	480,929	16,428,535
Waste Management, Inc.	56,508	2,377,291

		18,805,826

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	27,475	1,997,707
Stanley Black & Decker, Inc.	40,260	3,270,723

		5,268,430

Manufacturing — 1.5%
Textron, Inc.	77,317	3,037,785
Tyco International Ltd.	107,029	4,538,029

		7,575,814

Packaging & Containers — 1.2%
Bemis Co., Inc.	88,693	3,480,313
Sonoco Products Co.	62,461	2,562,150

		6,042,463

Transportation — 0.7%
Heartland Express, Inc.	65,079	1,476,643
Werner Enterprises, Inc.	81,038	2,067,279

		3,543,922

		66,536,984

Technology — 8.5%
Computers — 2.3%
SanDisk Corp.	58,365	4,738,654
Western Digital Corp.	77,856	7,148,738

		11,887,392

Semiconductors — 6.2%
Analog Devices, Inc.	30,004	1,594,413
Applied Materials, Inc.	477,467	9,749,876
KLA-Tencor Corp.	50,429	3,486,661
Maxim Integrated Products, Inc.	110,749	3,668,007
Microchip Technology, Inc.	50,909	2,431,414
Micron Technology, Inc. (a)	184,800	4,372,368
Teradyne, Inc. (a)	288,864	5,745,505

		31,048,244

		42,935,636

Utilities — 12.0%
Electric — 9.6%
Ameren Corp.	78,370	3,228,844
Consolidated Edison, Inc.	104,080	5,583,892

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Empire District Electric Co.	58,884	$1,432,059
Great Plains Energy, Inc.	251,790	6,808,402
Northeast Utilities	67,369	3,065,289
NorthWestern Corp.	52,730	2,500,984
PG&E Corp.	118,763	5,130,562
Portland General Electric Co.	82,123	2,655,858
The Southern Co.	83,013	3,647,591
Westar Energy, Inc.	230,759	8,113,486
Xcel Energy, Inc.	190,998	5,798,699

		47,965,666

Gas — 2.4%
AGL Resources, Inc.	35,267	1,726,672
Atmos Energy Corp.	18,124	854,184
The Laclede Group, Inc.	129,536	6,107,622
Southwest Gas Corp.	15,561	831,736
WGL Holdings, Inc.	67,357	2,698,322

		12,218,536

		60,184,202

TOTAL COMMON STOCK (Cost $416,775,594)		484,006,088

TOTAL EQUITIES (Cost $416,775,594)		484,006,088

MUTUAL FUNDS — 1.7%
Diversified Financial — 1.7%
iShares Russell Midcap Value Index Fund	122,840	8,442,793

TOTAL MUTUAL FUNDS (Cost $8,036,756)		8,442,793

TOTAL LONG-TERM INVESTMENTS (Cost $424,812,350)		492,448,881

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$11,464,922	11,464,922

TOTAL SHORT-TERM INVESTMENTS (Cost $11,464,922)		11,464,922

TOTAL INVESTMENTS — 100.5% (Cost $436,277,272) (c)		503,913,803

Other Assets/(Liabilities) — (0.5)%		(2,686,163)

NET ASSETS — 100.0%		$501,227,640

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $11,464,925. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $11,697,014.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,944,951	$119,105,904
MML Equity Income Fund, Initial Class (a)	6,705,755	91,734,733
MML Focused Equity Fund, Class II (a)	3,984,932	61,686,740
MML Foreign Fund, Initial Class (a)	4,392,700	49,988,928
MML Fundamental Growth Fund, Class II (a)	5,632,904	82,184,062
MML Fundamental Value Fund, Class II (a)	5,762,668	90,646,772
MML Global Fund, Class I (a)	6,800,370	85,140,629
MML High Yield Fund, Class II (a)	5,203,352	59,422,280
MML Income & Growth Fund, Initial Class (a)	6,418,044	75,347,842
MML Inflation-Protected and Income Fund, Initial Class (a)	2,319,048	24,512,342
MML International Equity Fund, Class II (a) (b)	3,772,502	38,479,521
MML Large Cap Growth Fund, Initial Class (a)	5,491,453	78,912,183
MML Managed Bond Fund, Initial Class (a)	27,431,199	348,682,057
MML Mid Cap Growth Fund, Initial Class (a)	4,030,556	68,801,587
MML Mid Cap Value Fund, Initial Class (a)	5,548,078	78,727,229
MML PIMCO Total Return Fund, Class II (a)	17,700,620	184,971,481
MML Short-Duration Bond Fund, Class II (a)	8,403,547	83,951,437
MML Small Cap Growth Equity Fund, Initial Class (a)	1,396,647	32,149,842
MML Small Company Value Fund, Class II (a)	1,669,622	40,404,861
MML Small/Mid Cap Value Fund, Initial Class (a)	2,009,984	28,501,572
MML Strategic Emerging Markets Fund, Class II (a) (b)	4,171,200	41,753,715
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	323,196	24,252,602
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	4,903,943	50,755,814
Oppenheimer Global Fund/VA, Non-Service Shares (a)	955,727	39,309,072
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	17,050,050	93,434,273

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,889,652	$43,744,198

		2,016,601,676

TOTAL MUTUAL FUNDS (Cost $1,761,144,483)		2,016,601,676

TOTAL LONG-TERM INVESTMENTS (Cost $1,761,144,483)		2,016,601,676

TOTAL INVESTMENTS — 100.1% (Cost $1,761,144,483) (c)		2,016,601,676

Other Assets/(Liabilities) — (0.1)%		(1,324,319)

NET ASSETS — 100.0%		$2,015,277,357

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I VRN 8.125%	44,000	$1,201,200

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,201,200

TOTAL EQUITIES (Cost $1,100,000)		1,201,200

	Principal Amount
BONDS & NOTES — 102.4%

CORPORATE DEBT — 19.8%
Agriculture — 0.4%
Altria Group, Inc. 4.125% 9/11/15	$1,700,000	1,781,449

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (a) 0.842% 1/09/15	1,300,000	1,304,781

Banks — 6.0%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	829,000
Bank of America Corp. FRN 0.513% 6/15/16	2,500,000	2,478,308
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	204,890
Barclays Bank PLC VRN GBP (b) 14.000% 11/29/49	700,000	1,577,791
BBVA US Senior SA FRN 2.361% 5/16/14	800,000	801,270
Citigroup, Inc. FRN 1.199% 7/25/16	2,800,000	2,835,344
Citigroup, Inc. 2.250% 8/07/15	600,000	610,958
Dexia Credit Local SA (c) 2.750% 4/29/14	300,000	300,351
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,692,500
HBOS PLC FRN EUR (b) 0.988% 3/29/16	2,100,000	2,864,134
HBOS PLC (a) 6.750% 5/21/18	100,000	113,294
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	947,696
KBC Bank NV VRN 8.000% 1/25/23	1,000,000	1,121,900
LBG Capital No.2 PLC GBP (b) (c) 15.000% 12/21/19	1,000,000	2,422,369

	Principal Amount	Value
The Royal Bank of Scotland PLC VRN (c) 9.500% 3/16/22	$2,800,000	$3,283,000
Sberbank of Russia Via SB Capital SA (c) 5.499% 7/07/15	800,000	830,000
State Bank of India (c) 4.500% 10/23/14	200,000	203,093
State Bank of India (a) 4.500% 7/27/15	300,000	310,366

		25,426,264

Commercial Services — 0.3%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,227,317

Diversified Financial — 10.2%
Ally Financial, Inc. FRN 3.635% 6/20/14	2,100,000	2,107,350
Ally Financial, Inc. 6.750% 12/01/14	3,000,000	3,105,000
Banque PSA Finance (Acquired 4/04/11, Cost $300,000) FRN (a) (d) 2.143% 4/04/14	300,000	300,000
Citigroup, Inc. 5.000% 9/15/14	800,000	815,492
Credit Agricole Home Loan FRN (a) 0.987% 7/21/14	600,000	601,154
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	97,906
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,400,000	3,390,910
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,891,813
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,191,891
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,200,000	1,154,248
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	671,541
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	500,000	545,687
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	114,397
Federal National Mortgage Association 0.875% 8/28/17	2,400,000	2,376,587
Federal National Mortgage Association 0.875% 12/20/17	200,000	196,767
Federal National Mortgage Association 0.875% 2/08/18	800,000	784,334
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,440
Federal National Mortgage Association 1.125% 4/27/17	600,000	602,775

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 1.250% 1/30/17	$800,000	$808,586
Federal National Mortgage Association 1.875% 9/18/18	200,000	201,664
Federal National Mortgage Association 5.000% 2/13/17	100,000	111,571
Federal National Mortgage Association 5.000% 5/11/17	2,300,000	2,577,507
Federal National Mortgage Association 5.375% 6/12/17	100,000	113,501
Ford Motor Credit Co. LLC 3.875% 1/15/15	2,300,000	2,354,912
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,065,957
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	212,756
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	103,931
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	320,198
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	667,500
JPMorgan Chase & Co. FRN 0.756% 2/15/17	2,700,000	2,702,319
JPMorgan Chase & Co. FRN 0.983% 5/02/14	325,000	325,181
JPMorgan Chase & Co. 5.875% 6/13/16	3,100,000	3,417,158
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,600,000	1,810,253
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	550,000	762,884
SLM Corp. 5.050% 11/14/14	4,300,000	4,396,750

		42,997,920

Electric — 0.2%
Entergy Corp. 3.625% 9/15/15	100,000	103,504
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	205,659
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	102,983
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	112,690
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	225,200

		750,036

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	102,751

	Principal Amount	Value
Insurance — 0.5%
American International Group, Inc. 6.250% 3/15/87	$1,600,000	$1,680,000
Prudential Financial, Inc. 3.875% 1/14/15	300,000	307,733

		1,987,733

Iron & Steel — 0.1%
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	500,000	555,000

Oil & Gas — 0.8%
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	509,739
Petrobras International Finance Co. 8.375% 12/10/18	200,000	233,024
Statoil ASA FRN 0.697% 11/08/18	2,200,000	2,212,984
Transocean, Inc. 4.950% 11/15/15	100,000	106,168
Woodside Finance Ltd. (a) 4.500% 11/10/14	100,000	102,284

		3,164,199

Telecommunications — 1.0%
Verizon Communications, Inc. FRN 1.763% 9/15/16	1,000,000	1,028,683
Verizon Communications, Inc. FRN 1.984% 9/14/18	200,000	210,039
Verizon Communications, Inc. 2.500% 9/15/16	2,200,000	2,278,034
Verizon Communications, Inc. 3.650% 9/14/18	500,000	532,266

		4,049,022

TOTAL CORPORATE DEBT (Cost $82,243,485)		83,346,472

MUNICIPAL OBLIGATIONS — 2.2%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	963,624
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,427,606
Dallas/Fort Worth International Airport 5.000% 11/01/21	1,300,000	1,481,597
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,311,820
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,218,474
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,392,391

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 5.700% 11/01/21	$500,000	$583,960

		9,379,472

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,002,175)		9,379,472

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Commercial MBS — 1.9%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.680% 2/24/51	892,944	1,000,231
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.664% 6/11/40	187,721	191,094
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class A1A 5.297% 12/15/39	2,371,203	2,562,011
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A1A 5.460% 9/15/39	1,393,909	1,512,908
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.690% 1/25/20	215,083	349,611
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.438% 5/15/19	155,376	210,524
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.819% 8/15/45	1,313,531	1,455,915
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.802% 10/23/16	327,808	538,307

		7,820,601

Credit Card ABS — 0.1%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.905% 8/15/18	600,000	605,757

Home Equity ABS — 2.6%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.564% 12/25/35	2,000,000	1,872,505
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.357% 10/25/46	2,885,372	2,322,834

	Principal Amount	Value
GSAMP Trust 2006-HE4, Series 2006-HE4, Class A2C FRN 0.304% 6/25/36	$2,267,012	$1,990,315
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.084% 9/25/35	1,500,000	1,300,390
Soundview Home Loan Trust 2006-3, Series 2006-3, Class A3 FRN 0.314% 11/25/36	1,660,717	1,316,530
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.854% 10/25/34	2,573,568	2,354,262

		11,156,836

Other ABS — 0.7%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.484% 5/21/21	480,978	468,336
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.634% 2/25/35	2,725,000	2,657,227

		3,125,563

WL Collateral CMO — 2.8%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.639% 9/25/36	78,159	72,400
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.510% 10/25/35	542,022	525,354
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.417% 12/20/54	161,564	160,407
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.434% 12/20/54	190,243	260,201
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.454% 12/20/54	404,266	552,926
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.514% 12/20/54	161,564	221,021
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.682% 1/20/44	6,601	9,044
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.883% 9/20/44	179,922	298,457
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.903% 9/20/44	53,977	89,492

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.650% 9/25/35	$540,294	$549,651
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.414% 1/25/36	494,364	441,519
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,081,588	1,080,419
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.724% 2/25/35	3,200,000	2,656,021
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.434% 12/25/35	430,856	381,514
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,001,310	1,013,525
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Trust, Class 3A2 5.750% 2/25/36	2,635,662	2,331,776
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.615% 1/25/35	963,424	973,186

		11,616,913

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,831,335)		34,325,670

SOVEREIGN DEBT OBLIGATIONS — 8.2%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	145,204
Italy Buoni Poliennali del Tesoro EUR (b) 2.250% 5/15/16	1,300,000	1,842,022
Italy Buoni Poliennali del Tesoro EUR (b) 3.000% 6/15/15	1,800,000	2,547,988
Italy Buoni Poliennali del Tesoro EUR (b) 3.000% 11/01/15	300,000	428,049
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/15	1,800,000	2,579,272
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/16	900,000	1,319,674

	Principal Amount	Value
Italy Buoni Poliennali del Tesoro EUR (b) 4.500% 7/15/15	$3,200,000	$4,621,452
Italy Buoni Poliennali del Tesoro EUR (b) 4.750% 9/15/16	400,000	600,876
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 6/30/15	600,000	819,349
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 12/31/15	1,100,000	1,493,962
Korea Finance Corp. 3.250% 9/20/16	100,000	104,987
Korea Housing Finance Corp. (b) 4.125% 12/15/15	400,000	420,804
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,850,540
Province of Ontario Canada 4.400% 4/14/20	500,000	552,249
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,400,000	1,379,636
Spain Government Bond EUR (b) 3.150% 1/31/16	200,000	287,630
Spain Government Bond EUR (b) 3.250% 4/30/16	400,000	578,558
Spain Government Bond EUR (b) 3.300% 7/30/16	900,000	1,307,691
Spain Government Bond EUR (b) 4.000% 7/30/15	7,400,000	10,638,582

		34,518,525

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $34,275,653)		34,518,525

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.4%
Pass-Through Securities — 28.4%
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	472,347
Pool #723750 4.000% 8/01/18	23,707	25,070
Pool #MA0357 4.000% 3/01/20	29,641	31,383
Pool #MA1002 4.000% 2/01/22	102,303	108,313
Pool #AA4229 4.000% 4/01/24	723,849	769,090
Pool #AA2937 4.000% 4/01/24	3,533,890	3,754,758

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #993382 4.000% 6/01/24	$452,747	$481,044
Pool #AD7760 4.000% 7/01/25	812,244	864,025
Pool #AH6067 4.000% 3/01/26	10,502	11,178
Pool #AA4392 4.000% 4/01/39	154,805	160,991
Pool #AA6559 4.000% 5/01/39	22,389	23,283
Pool #AD3880 4.000% 10/01/40	85,086	88,506
Pool #AE7266 4.000% 1/01/41	140,750	146,419
Pool #AH5760 4.000% 2/01/41	30,373	31,596
Pool #AB3026 4.000% 5/01/41	178,464	185,652
Pool #AI8351 4.000% 8/01/41	45,383	47,211
Pool #AI0336 4.000% 10/01/41	25,522	26,550
Pool #AJ4050 4.000% 10/01/41	77,252	80,364
Pool #727384 4.500% 9/01/18	90,827	96,302
Pool #MA0175 4.500% 9/01/19	114,122	121,000
Pool #735646 4.500% 7/01/20	89,662	95,066
Pool #MA0531 4.500% 8/01/20	37,126	39,387
Pool #852931 4.500% 4/01/21	85,510	91,000
Pool #931412 4.500% 6/01/24	224,562	239,641
Pool #932561 4.500% 2/01/25	47,766	50,973
Pool #AD3832 4.500% 4/01/25	468,915	500,109
Pool #256085 4.500% 12/01/25	227,784	245,108
Pool #AL3470 4.500% 1/01/27	1,376,006	1,458,943
Pool #930997 4.500% 4/01/29	1,109,549	1,196,709
Pool #746748 4.500% 10/01/33	4,029	4,330
Pool #964847 4.500% 8/01/38	18,656	19,924
Pool #931504 4.500% 7/01/39	213,772	228,961

	Principal Amount	Value
Pool #AC1095 4.500% 7/01/39	$469,127	$502,461
Pool #932277 4.500% 12/01/39	171,837	184,020
Pool #AE3461 4.500% 10/01/40	531,601	567,546
Pool #AH4108 4.500% 3/01/41	524,085	559,522
Pool #AH7801 4.500% 3/01/41	639,003	682,210
Pool #AH8594 4.500% 3/01/41	322,711	344,431
Pool #AI0036 4.500% 7/01/41	221,169	236,089
Pool #255271 5.000% 6/01/24	12,939	14,095
Pool #255582 5.000% 1/01/25	43,398	47,273
Pool #888227 5.000% 11/01/25	33,393	36,375
Pool #257163 5.000% 4/01/28	83,748	91,226
Pool #MA0130 5.000% 7/01/29	33,795	36,887
Pool #555421 5.000% 5/01/33	102,164	111,797
Pool #709741 5.000% 6/01/33	10,447	11,432
Pool #650386 5.000% 7/01/33	106,264	116,284
Pool #746579 5.000% 10/01/33	32,850	35,947
Pool #725027 5.000% 11/01/33	82,414	90,185
Pool #725205 5.000% 3/01/34	9,829	10,755
Pool #AA8496 5.000% 5/01/34	133,202	145,763
Pool #782096 5.000% 6/01/34	6,741	7,376
Pool #AA1280 5.000% 11/01/34	90,681	99,231
Pool #735403 5.000% 4/01/35	4,993	5,461
Pool #735893 5.000% 10/01/35	45,928	50,216
Pool #888343 5.000% 11/01/35	148,091	161,917
Pool #AL0527 5.000% 2/01/38	634,422	693,651
Pool #AD0311 5.000% 5/01/38	1,898,761	2,076,028

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #986268 5.000% 7/01/38	$2,239	$2,441
Pool #AB0057 5.000% 4/01/39	2,604,507	2,839,524
Pool #AD6374 5.000% 5/01/40	96,325	105,197
Pool #AD9548 5.000% 7/01/40	1,682,849	1,836,803
Pool #MA0516 5.000% 9/01/40	90,996	99,321
Pool #AE6338 5.000% 11/01/40	106,705	116,467
Pool #AI2733 5.000% 5/01/41	664,868	725,693
Pool #190354 5.500% 12/01/34	603,815	669,056
Pool #808048 5.500% 2/01/35	741,545	820,276
Pool #814079 5.500% 2/01/35	26,663	29,494
Pool #819566 5.500% 4/01/35	791,121	875,116
Pool #843055 5.500% 9/01/35	142,101	156,966
Pool #829125 5.500% 10/01/35	68,647	75,871
Pool #846520 5.500% 12/01/35	108,403	119,574
Pool #888822 5.500% 3/01/36	168,243	185,843
Pool #884863 5.500% 4/01/36	743,676	820,193
Pool #891588 5.500% 5/01/36	255,642	281,945
Pool #888173 5.500% 11/01/36	811,009	895,848
Pool #871117 5.500% 12/01/36	35,581	39,236
Pool #889584 5.500% 1/01/37	35,260	38,948
Pool #888129 5.500% 2/01/37	1,625,975	1,793,018
Pool #912544 5.500% 2/01/37	103,692	114,345
Pool #889633 5.500% 8/01/37	756,202	835,308
Pool #967690 5.500% 1/01/38	132,494	146,084
Pool #929451 5.500% 5/01/38	34,261	37,776
Pool #977014 5.500% 5/01/38	103,870	114,768

	Principal Amount	Value
Pool #889996 5.500% 6/01/38	$1,878,722	$2,071,731
Pool #963698 5.500% 6/01/38	1,481,621	1,633,371
Pool #985524 5.500% 6/01/38	101,729	112,324
Pool #988578 5.500% 8/01/38	780,491	861,772
Pool #889982 5.500% 11/01/38	33,984	37,469
Pool #995482 5.500% 1/01/39	515,421	569,097
Pool #AL4296 5.500% 7/01/41	252,668	278,626
Pool #866958 6.000% 2/01/36	428,413	476,258
Pool #878478 6.000% 2/01/36	248,531	276,287
Pool #937875 6.000% 7/01/37	190,659	211,951
Pool #942291 6.000% 8/01/37	79,616	88,507
Pool #AA0923 6.000% 9/01/37	177,669	197,511
Pool #943636 6.000% 10/01/37	186,407	207,225
Pool #956029 6.000% 12/01/37	150,368	167,161
Pool #889706 6.000% 6/01/38	188,124	209,134
Pool #AE0480 6.000% 7/01/39	1,714,946	1,906,471
Pool #AE0825 6.000% 10/01/39	853,087	948,359
Pool #AE0061 6.000% 2/01/40	2,014,823	2,239,838
Pool #AL0152 6.000% 6/01/40	214,660	238,633
Federal National Mortgage Association TBA
Pool #5650 3.000% 5/01/27 (e)	5,000,000	5,135,156
Pool #4555 3.500% 6/01/26 (e)	1,000,000	1,048,047
Pool #2293 3.500% 4/01/42 (e)	1,000,000	1,006,797
Pool #11192 4.000% 9/01/41 (e)	10,000,000	10,394,531
Pool #20567 4.500% 12/01/39 (e)	20,000,000	21,337,500
Pool #23298 4.500% 12/01/39 (e)	14,000,000	14,951,016

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #29647 5.000% 4/01/37 (e)	$10,000,000	$10,905,469
Pool #45577 5.500% 11/01/34 (e)	5,000,000	5,518,750
Government National Mortgage Association
Pool #688041 5.000% 11/15/38	222,978	243,934
Pool #487816 5.000% 3/15/39	284,855	311,538
Pool #716783 5.000% 4/15/39	2,933,487	3,208,272
Pool #723541 5.000% 12/15/39	367,178	404,211

		119,585,468

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $118,974,325)		119,585,468

U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Bonds & Notes — 35.7%
U.S. Treasury Inflation Index 0.125% 7/15/22	2,847,796	2,789,504
U.S. Treasury Inflation Index 0.625% 7/15/21	1,141,503	1,175,302
U.S. Treasury Inflation Index 1.125% 1/15/21	106,919	113,501
U.S. Treasury Inflation Index 1.250% 7/15/20	750,722	809,020
U.S. Treasury Inflation Index 1.750% 1/15/28	4,130,791	4,576,788
U.S. Treasury Inflation Index 2.000% 1/15/26	824,887	939,276
U.S. Treasury Inflation Index 2.375% 1/15/25	2,233,458	2,630,071
U.S. Treasury Inflation Index 2.375% 1/15/27	8,466,467	10,050,619
U.S. Treasury Inflation Index 2.500% 1/15/29	2,505,551	3,042,678
U.S. Treasury Note FRN (f) (g) 0.090% 1/31/16	25,200,000	25,188,290
U.S. Treasury Note 0.500% 7/31/17	1,300,000	1,275,079
U.S. Treasury Note 0.625% 10/15/16	1,700,000	1,697,211
U.S. Treasury Note 0.625% 11/15/16	2,100,000	2,094,196
U.S. Treasury Note 0.625% 12/15/16	3,700,000	3,685,800
U.S. Treasury Note 0.625% 2/15/17	2,200,000	2,185,992

	Principal Amount	Value
U.S. Treasury Note 0.625% 5/31/17	$2,100,000	$2,075,719
U.S. Treasury Note 0.625% 8/31/17	600,000	589,805
U.S. Treasury Note 0.750% 1/15/17	3,900,000	3,894,211
U.S. Treasury Note 0.750% 3/15/17	5,600,000	5,579,000
U.S. Treasury Note (f) 0.750% 2/28/18	21,100,000	20,613,710
U.S. Treasury Note 0.750% 3/31/18	5,300,000	5,168,846
U.S. Treasury Note 0.875% 9/15/16	700,000	703,910
U.S. Treasury Note 0.875% 1/31/17	3,000,000	3,003,691
U.S. Treasury Note 0.875% 2/28/17	2,700,000	2,700,264
U.S. Treasury Note 0.875% 4/30/17	3,300,000	3,292,588
U.S. Treasury Note 1.000% 3/31/17	1,100,000	1,102,761
U.S. Treasury Note 1.000% 5/31/18	2,300,000	2,257,863
U.S. Treasury Note 1.250% 11/30/18	3,900,000	3,831,788
U.S. Treasury Note 1.500% 7/31/16	500,000	510,586
U.S. Treasury Note 1.500% 8/31/18	100,000	99,818
U.S. Treasury Note 1.500% 1/31/19	8,700,000	8,623,535
U.S. Treasury Note (h) 1.500% 2/28/19	8,200,000	8,118,160
U.S. Treasury Note 1.625% 3/31/19	15,600,000	15,520,782
U.S. Treasury Note 3.000% 2/28/17	100,000	106,117
U.S. Treasury Note 3.125% 1/31/17	100,000	106,434
U.S. Treasury Note 3.250% 3/31/17	300,000	320,842

		150,473,757

TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,960,635)		150,473,757

TOTAL BONDS & NOTES (Cost $429,287,608)		431,629,364

TOTAL LONG-TERM INVESTMENTS (Cost $430,387,608)		432,830,564

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.7%
Commercial Paper — 1.5%
Credit Suisse New York 0.465% 3/17/15	$300,000	$300,000
Glencore Funding LLC 0.690% 10/07/14	4,300,000	4,284,423
Itau Unibanco SA 0.000% 10/31/14	1,900,000	1,884,479

		6,468,902

Repurchase Agreements — 15.2%
Barclays Capital Repurchase Agreement, dated 3/31/14, 0.070%, due 4/01/14 (i)	24,000,000	24,000,000
Deutsche Bank AG Repurchase Agreement, dated 3/31/14, 0.050%, due 4/01/14 (j)	7,100,000	7,100,000
Deutsche Bank AG Repurchase Agreement, dated 3/31/14, 0.080%, due 4/01/14 (k)	12,800,000	12,800,000
JP Morgan Chase Bank Repurchase Agreement, dated 3/31/14, 0.080%, due 4/01/14 (l)	12,400,000	12,400,000
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (m)	7,976,667	7,976,667

		64,276,667

TOTAL SHORT-TERM INVESTMENTS (Cost $70,745,569)		70,745,569

TOTAL INVESTMENTS — 119.4% (Cost $501,133,177) (n)		503,576,133

Other Assets/(Liabilities) — (19.4)%		(81,918,194)

NET ASSETS — 100.0%		$421,657,939

FORWARD SALE COMMITMENTS — (5.7)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (5.7)%
Pass-Through Securities — (5.7)%
Federal National Mortgage Association TBA Pool #23298 (e) 4.500% 12/01/39	(15,000,000)	(16,018,946)
Pool #2293 (e) 3.500% 4/01/42	(8,000,000)	(8,054,375)

		24,073,321

Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT (Cost $(24,099,102))	$(24,073,321)

TOTAL FORWARD SALE COMMITMENTS — (5.7)% (Cost $(24,099,102))	$(24,073,321)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $13,341,444 or 3.16% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $9,652,575 or 2.29% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $300,000 or 0.07% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(i)	Maturity value of $24,000,047. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/28/21, and an aggregate market value, including accrued interest, of $24,553,541.
(j)	Maturity value of $7,100,010. Collateralized by U.S. Government Agency obligations with a rate of 1.000%,

The accompanying notes are an integral part of the portfolio of investments.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

maturity date of 5/31/18, and an aggregate market value, including accrued interest, of $7,224,252.
(k)	Maturity value of $12,800,028. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 2/15/43, and an aggregate market value, including accrued interest, of $13,139,138.
(l)	Maturity value of $12,400,028. Collateralized by U.S. Government Agency obligations with rates ranging from 1.250%-2.255%, maturity dates ranging from 11/30/18-12/05/22, and an aggregate market value, including accrued interest, of $12,694,098.
(m)	Maturity value of $7,976,669. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity dates of 11/15/28, and an aggregate market value, including accrued interest, of $8,137,294.
(n)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.3%
Basic Materials — 2.5%
Chemicals — 1.1%
Balchem Corp.	27,300	$1,422,876
Ferro Corp. (a)	7,470	102,040
Methanex Corp.	5,650	361,261
Minerals Technologies, Inc.	18,080	1,167,245

		3,053,422

Forest Products & Paper — 0.8%
KapStone Paper and Packaging Corp. (a)	73,999	2,134,131

Iron & Steel — 0.3%
AK Steel Holding Corp. (a) (b)	139,280	1,005,602

Mining — 0.3%
Constellium NV (a)	25,400	745,490

		6,938,645

Communications — 7.3%
Internet — 4.6%
Angie’s List, Inc. (a) (b)	45,076	549,026
Bankrate, Inc. (a)	118,502	2,007,424
Constant Contact, Inc. (a)	37,539	918,204
Dealertrack Technologies, Inc. (a)	25,181	1,238,653
Digital River, Inc. (a)	24,800	432,264
Dropbox, Inc. (c)	11,789	225,184
IAC/InterActiveCorp	16,860	1,203,635
OpenTable, Inc. (a) (b)	36,600	2,815,638
Shutterstock, Inc. (a) (b)	9,910	719,565
Tremor Video, Inc. (a) (b)	47,830	197,060
Web.com Group, Inc. (a)	56,439	1,920,619
Wix.com Ltd. (a) (b)	18,090	415,527

		12,642,799

Media — 0.9%
FactSet Research Systems, Inc. (b)	10,662	1,149,470
The New York Times Co. Class A	67,030	1,147,554
Pandora Media, Inc. (a)	9,140	277,125

		2,574,149

Telecommunications — 1.8%
Ciena Corp. (a)	21,400	486,636
DigitalGlobe, Inc. (a)	29,905	867,544
Palo Alto Networks, Inc. (a)	13,133	900,924
tw telecom, Inc. (a)	41,700	1,303,542
Vonage Holdings Corp. (a)	296,630	1,266,610

		4,825,256

		20,042,204

Consumer, Cyclical — 15.3%
Airlines — 0.8%
JetBlue Airways Corp. (a) (b)	115,580	1,004,390

	Number of Shares	Value
Spirit Airlines, Inc. (a)	22,471	$1,334,777

		2,339,167

Apparel — 0.5%
Skechers U.S.A., Inc. Class A (a)	26,902	982,999
Steven Madden Ltd. (a)	10,255	368,975

		1,351,974

Automotive & Parts — 1.1%
Dana Holding Corp.	54,670	1,272,171
Tenneco, Inc. (a)	31,431	1,825,198

		3,097,369

Distribution & Wholesale — 2.2%
HD Supply Holdings, Inc. (a)	36,861	963,915
MRC Global, Inc. (a)	30,340	817,967
Watsco, Inc.	32,400	3,237,084
WESCO International, Inc. (a) (b)	12,701	1,056,977

		6,075,943

Entertainment — 1.1%
Churchill Downs, Inc.	15,980	1,458,974
DreamWorks Animation SKG, Inc. Class A (a) (b)	57,405	1,524,103

		2,983,077

Home Builders — 1.1%
Standard Pacific Corp. (a)	254,446	2,114,446
Taylor Morrison Home Corp. Class A (a)	37,005	869,618

		2,984,064

Home Furnishing — 0.8%
Harman International Industries, Inc.	22,500	2,394,000

Housewares — 0.8%
The Toro Co.	34,500	2,180,055

Retail — 6.6%
Bloomin’ Brands, Inc. (a)	44,377	1,069,486
Bravo Brio Restaurant Group, Inc. (a)	61,540	868,329
Buffalo Wild Wings, Inc. (a)	4,656	693,278
The Cheesecake Factory, Inc.	23,120	1,101,206
Denny’s Corp. (a)	113,600	730,448
Five Below, Inc. (a)	39,200	1,665,216
Francesca’s Holdings Corp. (a) (b)	66,800	1,211,752
GameStop Corp. Class A (b)	32,990	1,355,889
HSN, Inc.	30,038	1,794,170
Krispy Kreme Doughnuts, Inc. (a)	92,200	1,634,706
Lumber Liquidators Holdings, Inc. (a)	2,324	217,991
Panera Bread Co. Class A (a)	17,148	3,026,107
Pier 1 Imports, Inc.	32,420	612,090
Red Robin Gourmet Burgers, Inc. (a)	4,974	356,536
Tuesday Morning Corp. (a)	25,191	356,453
Zumiez, Inc. (a)	60,500	1,466,520

		18,160,177

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.3%
Tumi Holdings, Inc. (a)	34,510	$780,961

		42,346,787

Consumer, Non-cyclical — 24.5%
Biotechnology — 2.4%
Alkermes PLC (a)	18,510	816,106
Charles River Laboratories International, Inc. (a)	18,000	1,086,120
Exelixis, Inc. (a) (b)	127,298	450,635
Immunogen, Inc. (a) (b)	22,470	335,477
Ironwood Pharmaceuticals, Inc. (a)	117,270	1,444,766
KYTHERA Biopharmaceuticals, Inc. (a) (b)	36,600	1,455,216
NPS Pharmaceuticals, Inc. (a)	19,536	584,713
Seattle Genetics, Inc. (a) (b)	12,646	576,152

		6,749,185

Commercial Services — 7.1%
AerCap Holdings NV (a)	33,820	1,426,866
Avis Budget Group, Inc. (a)	14,052	684,332
Convergys Corp.	46,350	1,015,529
CoStar Group, Inc. (a)	5,758	1,075,249
EVERTEC, Inc.	88,760	2,192,372
ExamWorks Group, Inc. (a)	20,130	704,751
Global Payments, Inc.	15,782	1,122,258
Healthcare Services Group, Inc.	41,100	1,194,366
Heartland Payment Systems, Inc.	20,812	862,657
Huron Consulting Group, Inc. (a)	7,580	480,420
MAXIMUS, Inc.	14,407	646,298
ServiceSource International, Inc. (a)	84,220	710,817
Team Health Holdings, Inc. (a)	18,640	834,140
TrueBlue, Inc. (a)	76,640	2,242,486
WEX, Inc. (a)	20,551	1,953,373
WNS Holdings Ltd. Sponsored ADR (India) (a)	35,940	646,920
Xoom Corp. (a)	88,600	1,729,472

		19,522,306

Foods — 2.0%
Sanderson Farms, Inc.	16,120	1,265,259
Sprouts Farmers Market, Inc. (a)	14,000	504,420
The Hain Celestial Group, Inc. (a)	24,000	2,195,280
WhiteWave Foods Co. Class A (a)	53,242	1,519,526

		5,484,485

Health Care – Products — 6.6%
ABIOMED, Inc. (a) (b)	21,600	562,464
Cyberonics, Inc. (a)	53,500	3,490,875
Dexcom, Inc. (a)	106,355	4,398,843
Globus Medical, Inc. Class A (a)	50,120	1,332,691
HeartWare International, Inc. (a)	11,707	1,097,882
Insulet Corp. (a)	49,192	2,332,685
MiMedx Group, Inc. (a) (b)	39,700	243,361
Novadaq Technologies, Inc. (a)	62,200	1,385,816

	Number of Shares	Value
Spectranetics Corp. (a)	30,200	$915,362
Tornier BV (a)	74,300	1,576,646
Volcano Corp. (a)	48,800	961,848

		18,298,473

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	33,692	1,520,183
Covance, Inc. (a)	17,179	1,784,898
Envision Healthcare Holdings, Inc. (a)	35,052	1,185,809
Kindred Healthcare, Inc.	66,360	1,554,151
LifePoint Hospitals, Inc. (a)	23,470	1,280,289
Molina Healthcare, Inc. (a)	26,360	990,082
Vocera Communications, Inc. (a)	68,500	1,118,605
WellCare Health Plans, Inc. (a)	14,510	921,675

		10,355,692

Household Products — 0.4%
Spectrum Brands Holdings, Inc.	12,322	982,063

Pharmaceuticals — 1.9%
Agios Pharmaceuticals, Inc. (a) (b)	1,600	62,640
Alnylam Pharmaceuticals, Inc. (a)	6,364	427,279
Cubist Pharmaceuticals, Inc. (a)	11,188	818,402
Hyperion Therapeutics, Inc. (a) (b)	31,037	800,754
The Medicines Co. (a)	15,180	431,416
Pacira Pharmaceuticals, Inc. (a)	6,324	442,617
Portola Pharmaceuticals, Inc. (a)	44,598	1,155,088
Salix Pharmaceuticals Ltd. (a)	7,157	741,537
TESARO, Inc. (a)	14,295	421,417

		5,301,150

Textiles — 0.3%
Samsonite International SA	240,170	743,129

		67,436,483

Energy — 5.6%
Energy – Alternate Sources — 1.3%
First Solar, Inc. (a)	40,146	2,801,789
Pattern Energy Group, Inc. (b)	34,300	930,559

		3,732,348

Oil & Gas — 2.2%
Athlon Energy, Inc. (a)	23,687	839,704
Delek US Holdings, Inc.	36,000	1,045,440
Diamondback Energy, Inc. (a)	36,543	2,459,710
RSP Permian, Inc. (a)	19,900	574,911
Western Refining, Inc. (b)	27,940	1,078,484

		5,998,249

Oil & Gas Services — 2.1%
CARBO Ceramics, Inc. (b)	11,900	1,642,081
Core Laboratories NV	5,800	1,150,952
Dril-Quip, Inc. (a)	18,000	2,017,800
Key Energy Services, Inc. (a)	99,690	921,136

		5,731,969

		15,462,566

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 13.2%
Banks — 2.7%
Associated Banc-Corp.	59,740	$1,078,904
BancFirst Corp.	16,800	951,384
CapitalSource, Inc.	76,400	1,114,676
Columbia Banking System, Inc.	9,800	279,496
First Horizon National Corp.	80,360	991,642
International Bancshares Corp.	45,480	1,140,639
PacWest Bancorp (b)	22,249	956,930
Texas Capital Bancshares, Inc. (a)	13,500	876,690

		7,390,361

Diversified Financial — 4.9%
Financial Engines, Inc.	46,073	2,339,587
Greenhill & Co., Inc. (b)	30,700	1,595,786
Investment Technology Group, Inc. (a)	57,170	1,154,834
LPL Financial Holdings, Inc.	14,480	760,779
Portfolio Recovery Associates, Inc. (a)	54,700	3,164,942
Virtus Investment Partners, Inc. (a)	4,088	707,919
WageWorks, Inc. (a)	43,611	2,447,013
WisdomTree Investments, Inc. (a)	93,911	1,232,113

		13,402,973

Insurance — 2.2%
Argo Group International Holdings Ltd.	26,590	1,220,481
eHealth, Inc. (a)	35,140	1,785,112
Primerica, Inc.	21,070	992,608
Protective Life Corp.	38,484	2,023,873

		6,022,074

Investment Companies — 0.3%
Solar Capital Ltd.	38,880	846,806

Real Estate — 1.4%
Alexander & Baldwin, Inc.	27,870	1,186,147
HFF, Inc.	59,800	2,009,878
Kennedy-Wilson Holdings, Inc.	25,566	575,491

		3,771,516

Real Estate Investment Trusts (REITS) — 1.7%
First Industrial Realty Trust, Inc.	53,520	1,034,006
MFA Financial, Inc.	103,700	803,675
Pebblebrook Hotel Trust	31,820	1,074,562
Redwood Trust, Inc. (b)	51,490	1,044,217
Zillow, Inc. Class A (a) (b)	10,226	900,911

		4,857,371

		36,291,101

Industrial — 15.6%
Aerospace & Defense — 2.3%
Esterline Technologies Corp. (a)	8,890	947,140
Moog, Inc. Class A (a)	34,521	2,261,471
Orbital Sciences Corp. (a)	41,700	1,163,430

	Number of Shares	Value
Teledyne Technologies, Inc. (a)	19,390	$1,887,229

		6,259,270

Building Materials — 2.7%
Armstrong World Industries, Inc. (a)	97,228	5,177,391
Lennox International, Inc.	5,590	508,187
NCI Building Systems, Inc. (a)	53,500	934,110
Owens Corning, Inc.	21,792	940,761

		7,560,449

Electrical Components & Equipment — 0.6%
Generac Holdings, Inc.	12,000	707,640
GrafTech International Ltd. (a) (b)	80,200	875,784

		1,583,424

Electronics — 0.8%
Imax Corp. (a) (b)	62,803	1,716,406
Rogers Corp. (a)	7,360	459,411

		2,175,817

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	17,512	959,482

Machinery – Diversified — 3.5%
Altra Industrial Motion Corp.	35,856	1,280,059
Applied Industrial Technologies, Inc.	23,468	1,132,097
Cognex Corp. (a)	69,100	2,339,726
Graco, Inc.	20,100	1,502,274
The Middleby Corp. (a)	6,100	1,611,681
Tennant Co.	18,400	1,207,408
Wabtec Corp.	8,900	689,750

		9,762,995

Manufacturing — 1.9%
Acuity Brands, Inc.	17,534	2,324,483
FreightCar America, Inc.	18,918	439,654
Hexcel Corp. (a)	44,000	1,915,760
John Bean Technologies Corp.	18,200	562,380

		5,242,277

Metal Fabricate & Hardware — 1.0%
RBC Bearings, Inc. (a)	43,200	2,751,840

Packaging & Containers — 0.6%
Graphic Packaging Holding Co. (a)	163,920	1,665,427

Transportation — 1.8%
Con-way, Inc.	33,992	1,396,391
Landstar System, Inc.	10,326	611,506
Old Dominion Freight Line, Inc. (a)	18,318	1,039,363
Swift Transportation Co. (a)	78,697	1,947,751

		4,995,011

		42,955,992

Technology — 12.6%
Computers — 2.3%
Cadence Design Systems, Inc. (a)	130,938	2,034,777
FleetMatics Group PLC (a)	39,670	1,326,961

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Virtusa Corp. (a)	84,125	$2,819,029

		6,180,767

Semiconductors — 3.0%
Fairchild Semiconductor International, Inc. (a)	64,790	893,454
Freescale Semiconductor Ltd. (a) (b)	26,765	653,334
GT Advanced Technologies, Inc. (a) (b)	20,819	354,964
Lattice Semiconductor Corp. (a)	122,012	956,574
Microsemi Corp. (a)	33,830	846,765
Monolithic Power Systems, Inc. (a)	15,860	614,892
Nanometrics, Inc. (a)	27,980	502,801
ON Semiconductor Corp. (a)	112,850	1,060,790
Silicon Laboratories, Inc. (a)	33,690	1,760,302
SunEdison, Inc. (a)	32,375	609,945

		8,253,821

Software — 7.3%
2U, Inc. (a)	6,500	88,725
Acxiom Corp. (a)	20,020	688,588
BroadSoft, Inc. (a)	17,900	478,467
Concur Technologies, Inc. (a)	10,593	1,049,450
Cornerstone OnDemand, Inc. (a)	36,562	1,750,223
Demandware, Inc. (a)	14,505	929,190
Envestnet, Inc. (a)	29,125	1,170,242
Guidewire Software, Inc. (a)	38,000	1,863,900
Medidata Solutions, Inc. (a)	27,700	1,505,218
Monotype Imaging Holdings, Inc.	33,400	1,006,676
PTC, Inc. (a)	57,243	2,028,119
Solera Holdings, Inc.	13,746	870,672
Tableau Software, Inc. (a)	8,320	632,986
Telogis (c)	80,369	84,387
TiVo, Inc. (a)	78,980	1,044,905
Tyler Technologies, Inc. (a)	27,229	2,278,523
The Ultimate Software Group, Inc. (a)	4,700	643,900
Verint Systems, Inc. (a)	44,943	2,109,175

		20,223,346

		34,657,934

Utilities — 0.7%
Electric — 0.4%
NRG Yield, Inc. Class A (b)	25,060	990,622

Gas — 0.3%
Southwest Gas Corp.	17,490	934,840

		1,925,462

TOTAL COMMON STOCK (Cost $208,692,520)		268,057,174

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.2%
Automotive & Parts — 0.2%
Mobileye NV (a) (c)	11,658	$477,162

Technology — 0.3%
Software — 0.3%
Cloudera, Inc. Series F (a) (c)	12,068	175,710
Docusign, Inc. Series B (a) (c)	456	5,988
Docusign, Inc. Series B 1 (a) (c)	136	1,786
Docusign, Inc. Series D (a) (c)	327	4,294
Docusign, Inc. Series E (a) (c)	8,460	111,100
Telogis (a) (c)	109,450	481,580

		780,458

TOTAL PREFERRED STOCK (Cost $946,664)		1,257,620

TOTAL EQUITIES (Cost $209,639,184)		269,314,794

MUTUAL FUNDS — 9.3%
Diversified Financial — 9.3%
iShares Russell 2000 Index Fund (b)	8,480	986,563
State Street Navigator Securities Lending Prime Portfolio (d)	24,756,978	24,756,978

		25,743,541

TOTAL MUTUAL FUNDS (Cost $25,758,427)		25,743,541

TOTAL LONG-TERM INVESTMENTS (Cost $235,397,611)		295,058,335

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (e)	$5,271,641	5,271,641

TOTAL SHORT-TERM INVESTMENTS (Cost $5,271,641)		5,271,641

TOTAL INVESTMENTS — 109.0% (Cost $240,669,252) (f)		300,329,976

Other Assets/(Liabilities) — (9.0)%		(24,897,831)

NET ASSETS — 100.0%		$275,432,145

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $24,121,830 or 8.76% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $1,567,191 or 0.57% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,271,642. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $5,383,818.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 8.1%
Chemicals — 2.6%
American Vanguard Corp.	23,500	$508,775
Innospec, Inc.	32,000	1,447,360
Minerals Technologies, Inc.	14,100	910,296

		2,866,431

Forest Products & Paper — 2.8%
Clearwater Paper Corp. (a)	16,700	1,046,589
Deltic Timber Corp.	11,600	756,668
Potlatch Corp.	21,600	835,704
Wausau Paper Corp.	36,000	458,280

		3,097,241

Iron & Steel — 1.3%
Carpenter Technology Corp.	15,700	1,036,828
Schnitzer Steel Industries, Inc. Class A	11,200	323,120

		1,359,948

Mining — 1.4%
AMCOL International Corp.	8,470	387,756
Luxfer Holdings PLC	1,700	33,286
Royal Gold, Inc.	9,500	594,890
Sandstorm Gold Ltd. (a) (b)	24,600	137,022
Stillwater Mining Co. (a)	28,100	416,161

		1,569,115

		8,892,735

Communications — 2.9%
Internet — 1.1%
Safeguard Scientifics, Inc. (a)	51,600	1,144,488

Media — 0.6%
Saga Communications, Inc. Class A	13,000	645,970

Telecommunications — 1.2%
Ixia (a)	40,400	505,000
Premiere Global Services, Inc. (a)	41,500	500,490
Sonus Networks, Inc. (a)	95,500	321,835

		1,327,325

		3,117,783

Consumer, Cyclical — 13.6%
Airlines — 1.7%
Alaska Air Group, Inc.	19,800	1,847,538

Automotive & Parts — 0.5%
Modine Manufacturing Co. (a)	39,400	577,210

Distribution & Wholesale — 2.7%
Beacon Roofing Supply, Inc. (a)	45,200	1,747,432
Pool Corp.	20,700	1,269,324

		3,016,756

	Number of Shares	Value
Entertainment — 0.6%
Ascent Media Corp. Series A (a)	8,800	$664,840

Home Builders — 2.0%
M/I Homes, Inc. (a)	14,800	331,816
Meritage Home Corp. (a)	23,000	963,240
Winnebago Industries, Inc. (a)	31,800	871,002

		2,166,058

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	16,800	427,560

Leisure Time — 0.5%
Brunswick Corp.	11,200	507,248

Lodging — 0.6%
Orient-Express Hotels Ltd. Class A (a)	44,100	635,481

Retail — 3.3%
Fred’s, Inc. Class A	19,500	351,195
Haverty Furniture Cos., Inc.	28,600	849,420
Kate Spade & Co. (a)	16,400	608,276
MarineMax, Inc. (a)	26,700	405,573
Pier 1 Imports, Inc.	23,600	445,568
Red Robin Gourmet Burgers, Inc. (a)	5,000	358,400
Stein Mart, Inc.	47,200	661,272

		3,679,704

Textiles — 1.3%
Culp, Inc.	19,100	377,034
G&K Services, Inc. Class A	16,900	1,033,773

		1,410,807

		14,933,202

Consumer, Non-cyclical — 9.9%
Agriculture — 0.1%
Alliance One International, Inc. (a)	56,100	163,812

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	23,800	277,270

Commercial Services — 5.9%
Aaron’s, Inc.	61,700	1,865,808
American Public Education, Inc. (a)	10,700	375,356
Electro Rent Corp.	40,000	703,600
FTI Consulting, Inc. (a)	8,900	296,726
Landauer, Inc.	6,400	290,112
McGrath RentCorp	34,800	1,216,608
Navigant Consulting, Inc. (a)	35,800	668,028
On Assignment, Inc. (a)	28,000	1,080,520

		6,496,758

Foods — 0.6%
Spartan Stores, Inc.	26,300	610,423

Health Care – Products — 1.7%
Quidel Corp. (a) (b)	19,900	543,270

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	30,300	$1,334,715

		1,877,985

Health Care – Services — 0.9%
National Healthcare Corp.	12,400	691,548
Triple-S Management Corp. Class B (a)	17,300	279,222

		970,770

Household Products — 0.4%
CSS Industries, Inc.	16,900	456,300

		10,853,318

Energy — 5.0%
Coal — 0.4%
Cloud Peak Energy, Inc. (a)	20,400	431,256

Oil & Gas — 3.1%
Atwood Oceanics, Inc. (a)	9,000	453,510
EPL Oil & Gas, Inc. (a)	13,600	524,960
Hercules Offshore, Inc. (a)	29,900	137,241
Northern Oil and Gas, Inc. (a) (b)	37,500	548,250
Oasis Petroleum, Inc. (a)	23,800	993,174
PDC Energy, Inc. (a)	11,200	697,312

		3,354,447

Oil & Gas Services — 1.5%
C&J Energy Services, Inc. (a) (b)	13,300	387,828
CARBO Ceramics, Inc. (b)	5,700	786,543
TETRA Technologies, Inc. (a)	39,800	509,440
		1,683,811

		5,469,514

Financial — 20.2%
Banks — 9.5%
Columbia Banking System, Inc.	20,700	590,364
East West Bancorp, Inc.	53,526	1,953,699
Glacier Bancorp, Inc.	37,500	1,090,125
Home Bancshares, Inc.	54,500	1,875,890
Sandy Spring Bancorp, Inc.	25,100	626,998
Signature Bank (a)	7,600	954,484
SVB Financial Group (a)	17,300	2,227,894
Wintrust Financial Corp.	22,600	1,099,716

		10,419,170

Diversified Financial — 0.5%
JMP Group, Inc.	20,400	145,044
Piper Jaffray Cos., Inc. (a)	9,500	435,100

		580,144

Insurance — 4.0%
Assured Guaranty Ltd.	17,682	447,708
Employers Holdings, Inc.	21,440	433,731
Markel Corp. (a)	550	327,855
Meadowbrook Insurance Group, Inc.	59,200	345,136
National Interstate Corp.	20,500	549,605
ProAssurance Corp.	41,100	1,830,183

	Number of Shares	Value
Radian Group, Inc.	29,600	$444,888

		4,379,106

Real Estate — 0.4%
Terreno Realty Corp.	23,000	434,930

Real Estate Investment Trusts (REITS) — 5.8%
Acadia Realty Trust	31,100	820,418
CBL & Associates Properties, Inc.	38,800	688,700
Cedar Realty Trust, Inc.	43,000	262,730
First Potomac Realty Trust	43,200	558,144
Kilroy Realty Corp.	15,300	896,274
LaSalle Hotel Properties	26,250	821,888
Pebblebrook Hotel Trust	27,300	921,921
PS Business Parks, Inc.	3,400	284,308
Saul Centers, Inc.	13,600	644,096
Washington Real Estate Investment Trust	18,300	437,004

		6,335,483

		22,148,833

Industrial — 28.1%
Aerospace & Defense — 0.9%
Kaman Corp.	17,300	703,764
Kratos Defense & Security Solutions, Inc. (a)	43,200	325,728

		1,029,492

Building Materials — 3.6%
Comfort Systems USA, Inc.	25,300	385,572
Drew Industries, Inc.	25,200	1,365,840
Gibraltar Industries, Inc. (a)	33,300	628,371
Quanex Building Products Corp.	19,100	394,988
Texas Industries, Inc. (a) (b)	4,020	360,272
Universal Forest Products, Inc.	14,100	780,294

		3,915,337

Electrical Components & Equipment — 3.0%
Advanced Energy Industries, Inc. (a)	31,000	759,500
Belden, Inc.	18,700	1,301,520
Littelfuse, Inc.	13,200	1,236,048

		3,297,068

Electronics — 2.9%
Analogic Corp.	6,700	550,137
Electro Scientific Industries, Inc.	37,400	368,390
Fabrinet (a)	28,700	596,099
Methode Electronics, Inc.	15,300	469,098
Newport Corp. (a)	18,000	372,240
Woodward, Inc.	18,530	769,551

		3,125,515

Engineering & Construction — 0.7%
Aegion Corp. (a)	28,600	723,866

Environmental Controls — 1.7%
MSA Safety, Inc.	16,900	963,300

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
US Ecology, Inc.	15,700	$582,784
Waste Connections, Inc.	7,300	320,178

		1,866,262

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	16,400	697,328

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	10,300	452,273

Machinery – Diversified — 2.4%
Cognex Corp. (a)	14,200	480,812
IDEX Corp.	10,700	779,923
Nordson Corp.	16,900	1,191,281
Proto Labs, Inc. (a)	2,700	182,709

		2,634,725

Manufacturing — 3.2%
AptarGroup, Inc.	21,900	1,447,590
ESCO Technologies, Inc.	14,300	503,217
Matthews International Corp. Class A	20,700	844,767
Myers Industries, Inc.	36,200	721,104

		3,516,678

Metal Fabricate & Hardware — 1.6%
Circor International, Inc.	12,100	887,293
RBC Bearings, Inc. (a)	5,100	324,870
Sun Hydraulics Corp.	11,100	480,741

		1,692,904

Transportation — 7.1%
GasLog Ltd.	39,700	924,613
Genesee & Wyoming, Inc. Class A (a)	19,850	1,931,802
Hub Group, Inc. Class A (a)	15,900	635,841
Kirby Corp. (a)	16,950	1,716,188
Landstar System, Inc.	33,300	1,972,026
Teekay Tankers Ltd. Class A (b)	67,400	238,596
Universal Truckload Services, Inc.	13,300	384,370

		7,803,436

		30,754,884

Technology — 4.3%
Semiconductors — 2.6%
ATMI, Inc. (a)	14,500	493,145
Brooks Automation, Inc.	28,000	306,040
Cabot Microelectronics Corp. (a)	19,000	836,000
Entegris, Inc. (a)	39,200	474,712
Teradyne, Inc. (a) (b)	35,400	704,106

		2,814,003

Software — 1.7%
Accelrys, Inc. (a)	7,510	93,575
Progress Software Corp. (a)	31,000	675,800
SYNNEX Corp. (a)	17,600	1,066,736

		1,836,111

		4,650,114

	Number of Shares	Value
Utilities — 4.2%
Electric — 3.0%
Black Hills Corp.	10,200	$588,030
Cleco Corp.	21,550	1,089,999
El Paso Electric Co.	19,900	711,027
NorthWestern Corp.	13,100	621,333
Pike Corp. (a)	24,800	266,848

		3,277,237

Gas — 1.2%
PNM Resources, Inc.	18,000	486,540
Southwest Gas Corp.	14,900	796,405

		1,282,945

		4,560,182

TOTAL COMMON STOCK (Cost $64,610,361)		105,380,565

TOTAL EQUITIES (Cost $64,610,361)		105,380,565

MUTUAL FUNDS — 4.3%
Diversified Financial — 4.3%
iShares Russell 2000 Value Index Fund (b)	6,800	685,712
State Street Navigator Securities Lending Prime Portfolio (c)	3,982,691	3,982,691
T. Rowe Price Reserve Investment Fund	1,001	1,001

		4,669,404

TOTAL MUTUAL FUNDS (Cost $4,531,260)		4,669,404

TOTAL LONG-TERM INVESTMENTS (Cost $69,141,621)		110,049,969

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$3,520,120	3,520,120

TOTAL SHORT-TERM INVESTMENTS (Cost $3,520,120)		3,520,120

TOTAL INVESTMENTS — 103.8% (Cost $72,661,741) (e)		113,570,089

Other Assets/(Liabilities) — (3.8)%		(4,155,258)

NET ASSETS — 100.0%		$109,414,831

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $3,880,485 or 3.55% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,520,121. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,591,130.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 3.5%
Chemicals — 1.4%
Huntsman Corp.	151,720	$3,705,003

Iron & Steel — 2.1%
Reliance Steel & Aluminum Co.	36,900	2,607,354
Steel Dynamics, Inc.	170,909	3,040,471

		5,647,825

		9,352,828

Communications — 6.2%
Internet — 1.3%
CDW Corp.	127,070	3,486,801

Media — 1.5%
Gannett Co., Inc.	143,340	3,956,184

Telecommunications — 3.4%
Amdocs Ltd.	71,158	3,306,001
Anixter International, Inc.	25,810	2,620,231
Harris Corp.	43,890	3,210,992

		9,137,224

		16,580,209

Consumer, Cyclical — 16.1%
Automotive & Parts — 5.5%
Dana Holding Corp.	163,103	3,795,407
Lear Corp.	46,136	3,862,506
Tenneco, Inc. (a)	61,791	3,588,203
TRW Automotive Holdings Corp. (a)	43,074	3,515,700

		14,761,816

Entertainment — 1.1%
Regal Entertainment Group Class A	160,124	2,991,116

Home Builders — 3.4%
Meritage Home Corp. (a)	64,844	2,715,667
NVR, Inc. (a)	152	174,344
PulteGroup, Inc.	148,470	2,849,139
Thor Industries, Inc.	56,810	3,468,819

		9,207,969

Office Furnishings — 1.1%
Steelcase, Inc. Class A	177,312	2,945,152

Retail — 5.0%
The Children’s Place Retail Store, Inc.	63,324	3,154,169
DineEquity, Inc.	29,650	2,314,776
GameStop Corp. Class A	72,753	2,990,148
Insight Enterprises, Inc. (a)	71,880	1,804,907
Office Depot, Inc. (a)	748,787	3,092,490

		13,356,490

		43,262,543

	Number of Shares	Value
Consumer, Non-cyclical — 10.0%
Commercial Services — 2.8%
Booz Allen Hamilton Holding Corp.	79,870	$1,757,140
Convergys Corp.	143,736	3,149,256
Genpact Ltd. (a)	152,647	2,659,110

		7,565,506

Foods — 1.0%
Dean Foods Co.	165,154	2,553,281

Health Care – Services — 3.7%
Health Net, Inc. (a)	113,672	3,865,985
LifePoint Hospitals, Inc. (a)	53,650	2,926,607
Molina Healthcare, Inc. (a)	85,980	3,229,409

		10,022,001

Household Products — 2.0%
Avery Dennison Corp.	58,395	2,958,874
Helen of Troy Ltd. (a)	35,660	2,468,742

		5,427,616

Pharmaceuticals — 0.5%
Theravance, Inc. (a)	42,140	1,303,812

		26,872,216

Energy — 5.1%
Oil & Gas — 4.4%
Bill Barrett Corp. (a)	135,706	3,474,074
Cimarex Energy Co.	16,240	1,934,346
Rosetta Resources, Inc. (a)	72,180	3,362,144
Stone Energy Corp. (a)	73,899	3,101,541

		11,872,105

Oil & Gas Services — 0.7%
Helix Energy Solutions Group, Inc. (a)	76,575	1,759,694

		13,631,799

Financial — 28.7%
Banks — 8.8%
Associated Banc-Corp.	141,357	2,552,907
CapitalSource, Inc.	173,288	2,528,272
Comerica, Inc.	72,285	3,744,363
Huntington Bancshares, Inc.	373,645	3,725,241
Popular, Inc. (a)	102,239	3,168,386
Susquehanna Bancshares, Inc.	176,638	2,011,907
Webster Financial Corp.	68,270	2,120,466
Zions Bancorp	118,905	3,683,677

		23,535,219

Diversified Financial — 1.1%
E*TRADE Financial Corp. (a)	126,594	2,914,194

Insurance — 8.8%
American Financial Group, Inc.	66,120	3,815,785
Aspen Insurance Holdings Ltd.	89,980	3,572,206
Genworth Financial, Inc. Class A (a)	243,430	4,316,014

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PartnerRe Ltd.	24,230	$2,507,805
Reinsurance Group of America, Inc. Class A	33,110	2,636,549
Unum Group	88,147	3,112,471
Validus Holdings Ltd.	93,930	3,542,100

		23,502,930

Real Estate Investment Trusts (REITS) — 8.9%
BioMed Realty Trust, Inc.	103,708	2,124,977
Camden Property Trust	31,354	2,111,378
DDR Corp.	153,130	2,523,583
DiamondRock Hospitality Co.	252,808	2,970,494
LTC Properties, Inc.	82,570	3,107,109
Medical Properties Trust, Inc.	244,690	3,129,585
Mid-America Apartment Communities, Inc.	45,940	3,136,324
Parkway Properties, Inc.	157,676	2,877,587
STAG Industrial, Inc.	80,610	1,942,701

		23,923,738

Savings & Loans — 1.1%
First Niagara Financial Group, Inc.	321,568	3,038,818

		76,914,899

Industrial — 18.3%
Electrical Components & Equipment — 0.8%
General Cable Corp.	81,171	2,078,789

Electronics — 6.3%
Arrow Electronics, Inc. (a)	67,463	4,004,604
Avnet, Inc.	87,860	4,088,126
Jabil Circuit, Inc.	176,037	3,168,666
TTM Technologies, Inc. (a)	232,577	1,965,276
Vishay Intertechnology, Inc.	254,456	3,786,305

		17,012,977

Engineering & Construction — 3.6%
AECOM Technology Corp. (a)	64,620	2,078,825
Granite Construction, Inc.	52,855	2,110,500
Tutor Perini Corp. (a)	108,927	3,122,937
URS Corp.	52,440	2,467,827

		9,780,089

Hand & Machine Tools — 1.0%
Kennametal, Inc.	58,510	2,591,993

Machinery – Construction & Mining — 1.2%
Terex Corp.	72,680	3,219,724

Metal Fabricate & Hardware — 1.0%
Commercial Metals Co.	144,894	2,735,599

Packaging & Containers — 1.2%
Graphic Packaging Holding Co. (a)	322,990	3,281,578

Transportation — 2.7%
Con-way, Inc.	82,350	3,382,938
Ryder System, Inc.	46,570	3,721,874

		7,104,812

	Number of Shares	Value
Trucking & Leasing — 0.5%
Aircastle Ltd.	73,071	$1,416,116

		49,221,677

Technology — 5.7%
Computers — 0.8%
Brocade Communications Systems, Inc. (a)	207,900	2,205,819

Semiconductors — 3.7%
Entegris, Inc. (a)	196,444	2,378,937
Lam Research Corp. (a)	59,265	3,259,575
MKS Instruments, Inc.	56,983	1,703,222
Teradyne, Inc. (a)	130,700	2,599,623

		9,941,357

Software — 1.2%
Electronic Arts, Inc. (a)	105,010	3,046,340

		15,193,516

Utilities — 6.2%
Electric — 1.2%
Westar Energy, Inc.	95,950	3,373,602

Gas — 5.0%
Atmos Energy Corp.	72,011	3,393,878
PNM Resources, Inc.	128,993	3,486,681
Southwest Gas Corp.	56,750	3,033,287
UGI Corp.	74,970	3,419,382

		13,333,228

		16,706,830

TOTAL COMMON STOCK (Cost $224,664,488)		267,736,517

TOTAL EQUITIES (Cost $224,664,488)		267,736,517

TOTAL LONG-TERM INVESTMENTS (Cost $224,664,488)		267,736,517

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$1,661,712	1,661,712

TOTAL SHORT-TERM INVESTMENTS (Cost $1,661,712)		1,661,712

TOTAL INVESTMENTS — 100.4% (Cost $226,326,200) (c)		269,398,229

Other Assets/(Liabilities) — (0.4)%		(995,450)

NET ASSETS — 100.0%		$268,402,779

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,661,712. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $1,697,525.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2014. The Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2014. The PIMCO Total Return Fund characterized all forward sale commitments at Level 2, as of March 31, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2014, for the remaining Funds’ investments and the PIMCO Total Return Fund’s other investments:

	Investments in Securities
	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$398,108,462	$7,211,337	*	$-	$405,319,799
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	1,626,049		-	1,626,049

Total Investments	$398,109,463	$8,837,386		$-	$406,946,849

Equity Income Fund
Asset Investments
Common Stock	$513,964,089	$8,317,007	*	$-	$522,281,096
Preferred Stock	294,840	-		-	294,840
Mutual Funds	13,650,880	-		-	13,650,880
Short-Term Investments	-	20,156,682		-	20,156,682

Total Investments	$527,909,809	$28,473,689		$-	$556,383,498

Equity Index Fund
Asset Investments
Common Stock	$404,107,822	$-		$-	$404,107,822
Short-Term Investments	-	10,733,635		-	10,733,635

Total Investments	$404,107,822	$10,733,635		$-	$414,841,457

Asset Derivatives
Futures Contracts	$46,424	$-		$-	$46,424

Foreign Fund
Asset Investments
Common Stock	$46,363,516	$321,885,985	*	$-	$368,249,501
Mutual Funds	14,286,350	-		-	14,286,350
Short-Term Investments	-	6,229,803		-	6,229,803

Total Investments	$60,649,866	$328,115,788		$-	$388,765,654

Fundamental Value Fund
Asset Investments
Common Stock	$219,324,180	$3,354,245	*	$-	$222,678,425
Short-Term Investments	-	5,899,069		-	5,899,069

Total Investments	$219,324,180	$9,253,314		$-	$228,577,494

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$131,031,510	$104,494,226	*	$-		$235,525,736
Mutual Funds	6,986,714	-		-		6,986,714
Short-Term Investments	-	2,097,040		-		2,097,040

Total Investments	$138,018,224	$106,591,266		$-		$244,609,490

Growth & Income Fund
Asset Investments
Common Stock	$133,204,622	$7,745,431	*	$-		$140,950,053
Short-Term Investments	-	747,349		-		747,349

Total Investments	$133,204,622	$8,492,780		$-		$141,697,402

Income & Growth Fund
Asset Investments
Common Stock	$238,387,023	$6,614,374	*	$-		$245,001,397
Short-Term Investments	-	8,504,975		-		8,504,975

Total Investments	$238,387,023	$15,119,349		$-		$253,506,372

International Equity Fund
Asset Investments
Common Stock	$3,786,554	$96,753,262	*	$-		$100,539,816

Asset Derivatives
Forward Contracts	$-	$90,867		$-		$90,867

Liability Derivatives
Forward Contracts	$-	$(118,954)		$-		$(118,954)

Managed Volatility Fund
Asset Investments
Common Stock	$224,204,547	$-		$-		$224,204,547
Corporate Debt	-	-		0	+	-
Purchased Options	610,999	-		-		610,999
Short-Term Investments	-	4,829,743		-		4,829,743

Total Investments	$224,815,546	$4,829,743		$-		$229,645,289

Liability Derivatives
Written Options	$(3,365,644)	$-		$-		$(3,365,644)

Mid Cap Growth Fund
Asset Investments
Common Stock	$393,332,791	$-		$172,121		$393,504,912
Convertible Preferred Stock	-	-		1,263,908		1,263,908
Preferred Stock	-	-		1,358,973		1,358,973
Mutual Funds	23,888,473	-		-		23,888,473
Short-Term Investments	-	15,412,460		-		15,412,460

Total Investments	$417,221,264	$15,412,460		$2,795,002		$435,428,726

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$473,816,268	$10,189,820 *	$-	$484,006,088
Mutual Funds	8,442,793	-	-	8,442,793
Short-Term Investments	-	11,464,922	-	11,464,922

Total Investments	$482,259,061	$21,654,742	$-	$503,913,803

Asset Derivatives
Forward Contracts	$-	$6,294	$-	$6,294

Liability Derivatives
Forward Contracts	$-	$(157,751)	$-	$(157,751)

PIMCO Total Return Fund
Asset Investments
Preferred Stock	$1,201,200	$-	$-	$1,201,200
Corporate Debt	-	83,046,472	300,000	83,346,472
Municipal Obligations	-	9,379,472	-	9,379,472
Non-U.S. Government Agency Obligations	-	34,325,670	-	34,325,670
Sovereign Debt Obligations	-	34,518,525	-	34,518,525
U.S. Government Agency Obligations and Instrumentalities	-	119,585,468	-	119,585,468
U.S. Treasury Obligations	-	150,473,757	-	150,473,757
Short-Term Investments	-	70,745,569	-	70,745,569

Total Investments	$1,201,200	$502,074,933	$300,000	$503,576,133

Asset Derivatives
Forward Contracts	$-	$65,712	$-	$65,712
Futures Contracts	82,128	-	-	82,128
Swap Agreements	-	3,340,137	-	3,340,137

Total	$82,128	$3,405,849	$-	$3,487,977

Liability Derivatives
Forward Contracts	$-	$(24,214)	$-	$(24,214)
Futures Contracts	(642,537)	-	-	(642,537)
Swap Agreements	-	(380,461)	-	(380,461)
Written Options	(7,906)	(330,569)	-	(338,475)

Total	$(650,443)	$(735,244)	$-	$(1,385,687)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$267,004,474	$743,129 *	$309,571	$268,057,174
Preferred Stock	-	-	1,257,620	1,257,620
Mutual Funds	25,743,541	-	-	25,743,541
Short-Term Investments	-	5,271,641	-	5,271,641

Total Investments	$292,748,015	$6,014,770	$1,567,191	$300,329,976

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
+	Represents security at $0 value as of March 31, 2014.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/14
Managed Volatility Fund
Corporate Debt	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$81,541		$-	$-	$615,808	$738,680	$-	$-	$-	$1,436,029		$615,808
Preferred Stock	1,473,891		-	-	623,762	-	(738,680)	-	-	1,358,973		664,997

	$1,555,432		$-	$-	$1,239,570	$738,680	$(738,680)	$-	$-	$2,795,002		$1,280,805

PIMCO Total Return Fund
Corporate Debt†	$299,520		$-	$-	$480	$-	$-	$-	$-	$300,000		$480

Small Cap Growth Equity Fund
Common Stock	$265,899		$-	$-	$43,672	$-	$-	$-	$-	$309,571		$43,672
Preferred Stock	694,301		-	-	264,440	298,879	-	-	-	1,257,620		264,440

	$960,200		$-	$-	$308,112	$298,879	$-	$-	$-	$1,567,191		$308,112

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
***	Represents security at $0 value as of December 31, 2013.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of March 31, 2014.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at March 31, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				A

Interest Rate Swaps***
Hedging/Risk Management					A
Duration Management					A
Substitution for Direct Investment					A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Income					A
Substitution for Direct Investment					A

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A		A
Duration/Credit Quality Management					A
Income			A		A
Directional Investment					M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$46,424	$-	$-	$46,424

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	121	-	-	121

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$-	$90,867	$-	$90,867

Liability Derivatives
Forward Contracts	$-	$-	$(118,954)	$-	$(118,954)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$10,546,559	$-	$10,546,559

Managed Volatility Fund
Asset Derivatives
Purchased Options	$-	$610,999	$-	$-	$610,999

Liability Derivatives
Written Options	$-	$(3,365,644)	$-	$-	$(3,365,644)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,194	-	-	1,194
Written Options	-	1,194	-	-	1,194

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,294	$-	$6,294

Liability Derivatives
Forward Contracts	$-	$-	$(157,751)	$-	$(157,751)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$23,227,788	$-	$23,227,788

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$65,712	$-	$65,712
Futures Contracts	-	-	-	82,128	82,128
Swap Agreements	475,196	-	-	2,864,941	3,340,137

Total Value	$475,196	$-	$65,712	$2,947,069	$3,487,977

Liability Derivatives
Forward Contracts	$-	$-	$(24,214)	$-	$(24,214)
Futures Contracts	-	-	-	(642,537)	(642,537)
Swap Agreements	(8,907)	-	-	(371,554)	(380,461)
Written Options	-	-	-	(338,475)	(338,475)

Total Value	$(8,907)	$-	$(24,214)	$(1,352,566)	$(1,385,687)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$112,080,348	$-	$112,080,348
Futures Contracts	-	-	-	2,469	2,469
Swap Agreements	$36,500,000	$-	$-	$255,700,000	$292,200,000
Written Options	-	-	-	40,100,022	40,100,022

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options and purchased options at March 31, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	2,170,000	State Street Bank and Trust Co.	09/17/14	$1,898,468	$(91,063)

CHF	6,150,000	State Street Bank and Trust Co.	12/17/14	7,064,905	90,867

SEK	10,440,000	State Street Bank and Trust Co.	01/18/14	1,583,186	(27,891)

				$10,546,559	$(28,087)

Mid Cap Value Fund
Contracts to Deliver
GBP	1,269,361	Credit Suisse International	04/30/14	$2,105,858	$(9,906)

CAD	16,238,092	JP Morgan Chase Bank	04/30/14	14,530,731	(147,845)

EUR	4,780,103	UBS AG	04/30/14	6,591,199	6,294

				$23,227,788	$(151,457)

PIMCO Total Return Fund
Contract to Buy
EUR	24,600,000	Royal Bank of Scotland PLC	04/02/14	$33,891,420	$(1,241)

Contracts to Deliver
EUR	24,600,000	Barclays Bank PLC	04/02/14	$33,881,626	$(8,554)
JPY	363,800,000	Barclays Bank PLC	05/13/14	3,571,022	45,562

				37,452,648	37,008

CAD	1,454,000	Credit Suisse International	06/19/14	1,313,383	578
EUR	100,000	Credit Suisse International	06/02/14	126,800	(10,950)
GBP	1,305,000	Credit Suisse International	06/12/14	2,171,005	(3,469)

				3,611,188	(13,841)

GBP	1,931,000	Goldman Sachs Capital	06/12/14	3,235,419	17,864

EUR	24,600,000	Royal Bank of Scotland PLC	05/02/14	33,889,673	1,708

				$78,188,928	$42,739

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market

Notes to Portfolio of Investments (Unaudited) (Continued)

exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/20/14	121	$11,280,830	$46,424

PIMCO Total Return Fund
Futures Contracts — Long
3 Month EURIBOR	03/16/15	11	$3,776,413	$1,535
3 Month EURIBOR	06/15/15	11	3,774,897	2,620
3 Month EURIBOR	09/14/15	11	3,772,814	3,739
3 Month EURIBOR	12/14/15	11	3,770,351	(153)
90 Day Eurodollar	06/16/14	332	82,796,650	3,163
90 Day Eurodollar	03/16/15	172	42,810,800	(3,725)
90 Day Eurodollar	06/15/15	260	64,580,750	(35,010)
90 Day Eurodollar	09/14/15	538	133,309,675	18,655
90 Day Eurodollar	12/14/15	576	142,336,800	(262,397)
90 Day Eurodollar	03/14/16	163	40,159,125	(88,972)
90 Day Eurodollar	06/13/16	44	10,806,950	(28,629)
90 Day Eurodollar	09/19/16	80	19,590,000	52,416
U.S. Treasury Note 10 Year	06/19/14	30	3,705,000	(13,159)
U.S. Treasury Note 5 Year	06/30/14	230	27,359,219	(210,492)

				$(560,409)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Notes to Portfolio of Investments (Unaudited) (Continued)

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the

Notes to Portfolio of Investments (Unaudited) (Continued)

initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Sell Protection***
OTC Swaps
Barclays Bank PLC	USD	1,600,000	6/20/15	5.000%	CDX.EM.13† (PIMCO Rating: BA+)**	$(96,126)	$133,850	$37,724
Barclays Bank PLC	USD	400,000	12/20/15	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	4,850	(2,308)	2,542
Barclays Bank PLC	USD	1,500,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	15,565	(6,149)	9,416
Barclays Bank PLC	USD	400,000	3/20/16	(1.000%)	United Mexican States (PIMCO Rating: A-)**	6,770	(1,930)	4,840
Barclays Bank PLC	USD	900,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	5,440	(1,303)	4,137
Barclays Bank PLC	USD	800,000	12/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	20,753	(20,149)	604
Barclays Bank PLC	USD	500,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	13,738	(18,206)	(4,468)
Barclays Bank PLC	USD	1,500,000	3/20/18	1.000%	United Mexican States (PIMCO Rating: A-)**	14,011	4,377	18,388
Barclays Bank PLC	USD	2,100,000	3/20/19	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	9,840	23,411	33,251
Barclays Bank PLC	USD	2,200,000	3/20/19	1.000%	Prudential Financial, Inc. (PIMCO Rating: A)**	3,515	35,338	38,853

						(1,644)	146,931	145,287

Credit Suisse International	USD	800,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	4,841	(1,164)	3,677
Credit Suisse International	USD	200,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	5,403	(7,190)	(1,787)

						10,244	(8,354)	1,890

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps — Sell Protection*** (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	1,300,000	12/20/14	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	$40,275	$(32,175)	$8,100
Goldman Sachs International	USD	200,000	6/20/15	1.000%	United Kingdom Gilt (PIMCO Rating: AAA)**	348	2,014	2,362
Goldman Sachs International	USD	100,000	3/20/16	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	2,919	(1,685)	1,234
Goldman Sachs International	USD	300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	5,671	(1,414)	4,257
Goldman Sachs International	USD	1,500,000	3/20/19	1.000%	American International Group (PIMCO Rating: A-)**	(504)	22,615	22,111
Goldman Sachs International	USD	1,300,000	3/20/19	1.000%	Colombia LA (PIMCO Rating: BAA)**	10,735	(11,882)	(1,147)

						59,444	(22,527)	36,917

JP Morgan Chase Bank	USD	200,000	6/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	4,528	(3,707)	821
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	876	(609)	267
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	842	576	1,418
JP Morgan Chase Bank	USD	1,300,000	3/20/19	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	4,662	20,882	25,544
JP Morgan Chase Bank	USD	3,000,000	3/20/19	1.000%	Mexico LA (PIMCO Rating: A-)**	8,516	15,303	23,819

						19,424	32,445	51,869

UBS AG	USD	100,000	9/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,989	(1,578)	411
UBS AG	USD	1,000,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	18,578	(4,388)	14,190
UBS AG	USD	300,000	6/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	7,742	(9,247)	(1,505)

						28,309	(15,213)	13,096

Centrally Cleared Swaps
	EUR	9,000,000	6/20/19	1.000%	ITRAXX Europe Series 21† (PIMCO Rating: A-)**	20,456	129,012	149,468
	USD	3,700,000	12/20/18	1.000%	CDX.NA.IG.21† (PIMCO Rating: BAA+)**	24,860	41,369	66,229
	USD	100,000	6/20/19	1.000%	CDX.NA.IG.22† (PIMCO Rating: BAA+)**	(19)	1,552	1,533

						45,297	171,933	217,230

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	9,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	$21,124	$(6,702)	$14,422
Barclays Bank PLC	MXN	14,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	(20,364)	(7,326)	(27,690)

						760	(14,028)	(13,268)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (Continued)
Interest Rate Swaps (Continued)
OTC Swaps (Continued)
Goldman Sachs Bank USA	BRL	200,000	1/02/17	CETIP Interbank	Fixed 9.095%	$(5,363)	$-	$(5,363)
Goldman Sachs Bank USA	MXN	2,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	2,446	(572)	1,874

						(2,917)	(572)	(3,489)

JP Morgan Chase Bank	MXN	9,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	11,460	(3,028)	8,432
JP Morgan Chase Bank	MXN	2,000,000	6/05/23	MXN TIIE Mexican Banxico	Fixed 6.000%	(488)	(4,934)	(5,422)

						10,972	(7,962)	3,010

UBS AG	BRL	400,000	1/02/17	CETIP Interbank	Fixed 8.900%	(10,614)	(679)	(11,293)

Centrally Cleared Swaps
	USD	18,000,000	3/18/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	(19,898)	146,774	126,876
	USD	79,700,000	12/16/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	(153,856)	61,220	(92,636)
	USD	74,500,000	9/21/17	3-Month USD-LIBOR-BBA	Fixed 3.000%	(124,706)	579,160	454,454
	USD	17,400,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(209,928)	(19,222)	(229,150)
	USD	14,000,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	1,144,852	986,856	2,131,708
	USD	15,500,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	(462,850)	590,025	127,175

						173,614	2,344,813	2,518,427

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse International, and Morgan Stanley & Co. amounted to $320,000, $1,047,000, and $642,000 in cash, respectively, at March 31, 2014; and collateral for swap agreements held by Royal Bank of Scotland PLC and UBS AG amounted to $293,890 and $105,943 in securities, respectively, at March 31, 2014.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	142	4/04/14	S&P 500 Index Call, Strike 1,875.00	$249,565	$110,760
	138	4/11/14	S&P 500 Index Call, Strike 1,845.00	287,470	465,612
	136	4/19/14	S&P 500 Index Call, Strike 1,875.00	392,110	208,080
	136	4/19/14	S&P 500 Index Call, Strike 1,825.00	489,260	711,552
	228	4/19/14	S&P 500 Index Call, Strike 1,850.00	671,130	711,360
	143	5/17/14	S&P 500 Index Call, Strike 1,900.00	385,743	214,500
	129	5/17/14	S&P 500 Index Call, Strike 1,850.00	618,878	554,700
	142	5/17/14	S&P 500 Index Call, Strike 1,875.00	437,004	389,080

				$3,531,160	$3,365,644

PIMCO Total Return Fund
	11	5/23/14	U.S. Treasury Note 10 Year Put, Strike 122.00	$9,780	$4,297
	11	5/23/14	U.S. Treasury Note 10 Year Call, Strike 125.00	8,406	3,609
JP Morgan Chase Bank N.A.	500,000	6/18/14	CDX.NA.IG.21 5 Year Index USD Put, Strike 0.90	613	281
JP Morgan Chase Bank N.A.	5,600,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	14,420	5,326
JP Morgan Chase Bank N.A.	4,400,000	9/02/14	Interest Rate Swaption USD 5 Year Put, Strike 1.86	64,680	71,576
JP Morgan Chase Bank N.A.	4,400,000	9/02/14	Interest Rate Swaption USD 5 Year Call, Strike 1.56	7,920	5,163
Royal Bank of Scotland PLC	1,200,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	3,630	1,141
Royal Bank of Scotland PLC	3,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.63	15,000	11,409
Royal Bank of Scotland PLC	9,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.68	51,300	43,033
Royal Bank of Scotland PLC	12,000,000	9/02/14	Interest Rate Swaption USD 10 Year Put, Strike 3.03	209,025	192,640

				$384,774	$338,475

Transactions in written option contracts during the period ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2013	1,240	$3,438,700
Options written	3,940	10,136,669
Options terminated in closing purchase transactions	(3,865)	(9,829,311)
Options expired	(121)	(214,898)

Options outstanding at March 31, 2014	1,194	$3,531,160

PIMCO Total Return Fund
Options outstanding at December 31, 2013	85,700,034	$287,308
Options written	40,100,022	384,774
Options terminated in closing purchase transactions	(500,000)	(825)
Options expired	(82,400,034)	(280,890)
Options exercised	(2,800,000)	(5,593)

Options outstanding at March 31, 2014	40,100,022	$384,774

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the

Notes to Portfolio of Investments (Unaudited) (Continued)

agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Treasury roll transactions also generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2014:

Description	Value
PIMCO Total Return Fund
Agreement with Deutsche Bank AG, dated 3/31/14, 0.250%, to be repurchased on demand until 4/1/14 at value plus accrued interest.	$6,930,000
Average balance outstanding	$275,490
Maximum balance outstanding	$11,910,000
Average interest rate	(0.52)%
Weighted average maturity	2 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had Treasury roll transactions during the period ended March 31, 2014, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$629,840
Weighted average interest rate	(0.10)%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At March 31, 2014 the Fund(s) collateral was equal to or greater than 100% of the market value of the securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$94,557,457	$18,833,147	$(259,075)	$18,574,072
American Funds Core Allocation Fund	442,503,821	130,167,372	-	130,167,372
American Funds Growth Fund	66,593,994	30,472,540	-	30,472,540
American Funds International Fund	38,014,240	10,929,342	-	10,929,342
Balanced Allocation Fund	502,158,648	67,308,701	(1,445,771)	65,862,930
Blue Chip Growth Fund	260,768,309	146,475,745	(297,205)	146,178,540
Conservative Allocation Fund	427,466,732	39,788,478	(2,604,338)	37,184,140
Equity Income Fund	384,131,889	181,110,304	(8,858,695)	172,251,609
Equity Index Fund	245,867,490	176,989,022	(8,015,055)	168,973,967
Focused Equity Fund	133,120,709	34,178,842	(233,720)	33,945,122
Foreign Fund	319,465,870	82,738,773	(13,438,989)	69,299,784
Fundamental Growth Fund	163,639,239	44,783,376	(806,295)	43,977,081
Fundamental Value Fund	164,965,771	64,592,919	(981,196)	63,611,723
Global Fund	181,469,101	64,430,276	(1,289,887)	63,140,389
Growth Allocation Fund	1,338,892,012	326,051,359	(3,739,316)	322,312,043
Growth & Income Fund	97,999,485	44,048,656	(350,739)	43,697,917

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Income & Growth Fund	$189,766,925	$64,343,882	$(604,435)	$63,739,447
International Equity Fund	99,225,463	3,449,693	(2,135,340)	1,314,353
Large Cap Growth Fund	192,485,150	44,465,353	(1,937,868)	42,527,485
Managed Volatility Fund	190,204,785	42,115,004	(2,674,500)	39,440,504
Mid Cap Growth Fund	297,460,483	141,759,631	(3,791,388)	137,968,243
Mid Cap Value Fund	436,277,272	74,168,061	(6,531,530)	67,636,531
Moderate Allocation Fund	1,761,144,483	260,874,525	(5,417,332)	255,457,193
PIMCO Total Return Fund	501,133,177	6,375,567	(3,932,611)	2,442,956
Small Cap Growth Equity Fund	240,669,252	63,925,521	(4,264,797)	59,660,724
Small Company Value Fund	72,661,741	42,019,634	(1,111,286)	40,908,348
Small/Mid Cap Value Fund	226,326,200	46,811,379	(3,739,350)	43,072,029

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2014, was as follows:

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	641,611	37,600	131,790	547,421	$9,388,276	$-	$-	$1,004,386
MML Equity Income Fund, Initial Class	607,460	35,996	162,383	481,073	6,581,080	-	-	762,043
MML Focused Equity Fund, Class II	402,403	23,137	45,611	379,929	5,881,295	-	-	202,688
MML Foreign Fund, Initial Class	458,161	31,546	41,038	448,669	5,105,852	-	-	97,288
MML Fundamental Growth Fund, Class II	534,455	29,774	113,523	450,706	6,575,803	-	-	384,995
MML Fundamental Value Fund, Class II	450,107	30,311	72,963	407,455	6,409,271	-	-	297,395
MML Global Fund, Class I	351,662	162,358	8,635	505,385	6,327,414	-	-	51,637
MML High Yield Fund, Class II	64,519	2,841	1,159	66,201	756,016	-	-	1,235
MML Income & Growth Fund, Initial Class	340,250	73,760	8,034	405,976	4,766,156	-	-	24,322
MML Inflation-Protected and Income Fund, Initial Class	47,134	6,236	1,234	52,136	551,082	-	-	(444)
MML International Equity Fund, Class II	-	381,328	483	380,845	3,884,622	-	-	2
MML Large Cap Growth Fund, Initial Class	522,403	27,166	110,047	439,522	6,315,929	-	-	657,410
MML Managed Bond Fund, Initial Class	410,164	28,010	22,877	415,297	5,278,899	-	-	(2,284)
MML Mid Cap Growth Fund, Initial Class	383,107	10,832	10,334	383,605	6,548,145	-	-	95,570
MML Mid Cap Value Fund, Initial Class	479,210	38,673	13,239	504,644	7,160,902	-	-	56,097
MML PIMCO Total Return Fund, Class II	307,600	16,739	18,915	305,424	3,191,684	-	-	10,966
MML Short-Duration Bond Fund, Class II	73,509	10,416	1,949	81,976	818,936	-	-	(565)
MML Small Cap Growth Equity Fund, Initial Class	137,468	11,768	10,984	138,252	3,182,475	-	-	64,604
MML Small Company Value Fund, Class II	139,262	12,993	5,913	146,342	3,541,465	-	-	37,454
MML Small/Mid Cap Value Fund, Initial Class	180,002	32,365	28,883	183,484	2,601,807	-	-	15,990
MML Strategic Emerging Markets Fund, Class II	404,471	48,208	425	452,254	4,527,065	-	-	(308)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	33,228	5,623	6,619	32,232	$2,418,688	$-	$-	$28,004
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	326,087	-	326,087	3,375,000	-	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	58,142	7,822	1,449	64,515	2,653,501	-	-	17,380
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	227,088	25,279	5,981	246,386	1,350,193	-	-	(1,027)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,738,483	132,440	349,698	1,521,225	3,939,973	-	-	260,416

					$113,131,529	$-	$-	$4,065,254

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,764,175	51,300	113,104	1,702,371	$29,195,656	$-	$-	$826,154
MML Equity Income Fund, Initial Class	2,300,487	61,755	443,630	1,918,612	26,246,609	-	-	2,097,473
MML Focused Equity Fund, Class II	829,418	33,433	25,933	836,918	12,955,490	-	-	112,849
MML Foreign Fund, Initial Class	1,687,201	44,015	523,995	1,207,221	13,738,174	-	-	1,447,762
MML Fundamental Growth Fund, Class II	1,492,258	39,049	177,576	1,353,731	19,750,941	-	-	614,501
MML Fundamental Value Fund, Class II	1,633,306	45,524	82,808	1,596,022	25,105,432	-	-	422,753
MML Global Fund, Class I	1,106,976	151,282	26,482	1,231,776	15,421,838	-	-	140,473
MML High Yield Fund, Class II	2,013,574	54,182	62,597	2,005,159	22,898,920	-	-	96,531
MML Income & Growth Fund, Initial Class	1,495,942	210,349	41,242	1,665,049	19,547,672	-	-	133,347
MML Inflation-Protected and Income Fund, Initial Class	766,407	55,836	19,161	803,082	8,488,577	-	-	(11,480)
MML International Equity Fund, Class II	-	1,050,009	1,120	1,048,889	10,698,671	-	-	28
MML Large Cap Growth Fund, Initial Class	1,413,738	36,092	128,224	1,321,606	18,991,480	-	-	741,791
MML Managed Bond Fund, Initial Class	9,657,265	494,307	266,065	9,885,507	125,656,148	-	-	104,217
MML Mid Cap Growth Fund, Initial Class	981,679	7,899	43,863	945,715	16,143,355	-	-	404,002
MML Mid Cap Value Fund, Initial Class	1,271,836	52,987	39,035	1,285,788	18,245,332	-	-	228,669
MML PIMCO Total Return Fund, Class II	6,089,257	403,631	186,107	6,306,781	65,905,866	-	-	73,400
MML Short-Duration Bond Fund, Class II	2,850,835	132,439	108,638	2,874,636	28,717,618	-	-	(1,282)
MML Small Cap Growth Equity Fund, Initial Class	344,730	9,836	23,892	330,674	7,611,877	-	-	170,351
MML Small Company Value Fund, Class II	359,725	15,550	14,560	360,715	8,729,299	-	-	100,808
MML Small/Mid Cap Value Fund, Initial Class	488,772	41,435	59,084	471,123	6,680,527	-	-	27,772
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	81,709	6,537	13,008	75,238	5,645,834	-	-	73,558
Oppenheimer Global Fund/VA, Non-Service Shares*	294,771	43,774	6,678	331,867	13,649,701	-	-	113,242
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,130,687	286,634	176,361	6,240,960	34,200,460	-	-	60,727
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,598,581	193,110	1,465,011	5,326,680	13,796,101	-	-	1,321,994

					$568,021,578	$-	$-	$9,299,640

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,200,068	76,182	92,872	1,183,378	$20,294,941	$-	$-	$784,886
MML Equity Income Fund, Initial Class	1,761,884	70,504	350,273	1,482,115	20,275,328	-	-	1,740,613
MML Focused Equity Fund, Class II	465,717	34,803	28,550	471,970	7,306,090	-	-	120,689
MML Foreign Fund, Initial Class	1,232,334	46,236	559,972	718,598	8,177,645	-	-	1,481,178
MML Fundamental Growth Fund, Class II	1,005,911	42,127	98,287	949,751	13,856,869	-	-	343,460
MML Fundamental Value Fund, Class II	1,234,468	61,185	79,746	1,215,907	19,126,215	-	-	278,630
MML Global Fund, Class I	770,262	117,882	47,401	840,743	10,526,106	-	-	194,060
MML High Yield Fund, Class II	2,015,699	78,836	132,506	1,962,029	22,406,374	-	-	112,508
MML Income & Growth Fund, Initial Class	1,124,632	49,158	178,004	995,786	11,690,532	-	-	458,870
MML Inflation-Protected and Income Fund, Initial Class	647,031	51,589	41,222	657,398	6,948,694	-	-	(26,034)
MML International Equity Fund, Class II	-	636,497	2,175	634,322	6,470,085	-	-	1
MML Large Cap Growth Fund, Initial Class	929,110	66,249	67,974	927,385	13,326,516	-	-	291,194
MML Managed Bond Fund, Initial Class	9,679,060	565,860	625,498	9,619,422	122,273,912	-	-	(9,529)
MML Mid Cap Growth Fund, Initial Class	520,735	8,750	42,139	487,346	8,318,997	-	-	242,726
MML Mid Cap Value Fund, Initial Class	807,112	52,098	66,934	792,276	11,242,403	-	-	195,892
MML PIMCO Total Return Fund, Class II	6,089,758	420,306	409,376	6,100,688	63,752,186	-	-	161,152
MML Short-Duration Bond Fund, Class II	3,242,222	155,335	235,988	3,161,569	31,584,071	-	-	(32,841)
MML Small Cap Growth Equity Fund, Initial Class	216,757	8,172	24,381	200,548	4,616,475	-	-	195,317
MML Small Company Value Fund, Class II	262,293	12,774	18,962	256,105	6,197,751	-	-	116,685
MML Small/Mid Cap Value Fund, Initial Class	309,760	42,876	62,136	290,500	4,119,296	-	-	29,282
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	46,584	6,018	11,154	41,448	3,110,286	-	-	63,200
Oppenheimer Global Fund/VA, Non-Service Shares*	166,364	42,596	10,770	198,190	8,151,539	-	-	101,003
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,028,823	305,443	373,968	5,960,298	32,662,433	-	-	116,292
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,065,690	184,754	1,078,194	3,172,250	8,216,128	-	-	741,277

					$464,650,872	$-	$-	$7,700,511

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,448,654	76,443	1,471,726	7,053,371	$120,965,317	$-	$-	$12,478,631
MML Equity Income Fund, Initial Class	8,005,407	75,586	1,781,907	6,299,086	86,171,497	-	-	9,086,363
MML Focused Equity Fund, Class II	4,995,149	91,961	374,573	4,712,537	72,950,074	-	-	1,724,139
MML Foreign Fund, Initial Class	6,116,223	64,706	1,308,768	4,872,161	55,445,188	-	-	2,617,368
MML Fundamental Growth Fund, Class II	6,934,028	63,944	1,233,284	5,764,688	84,106,803	-	-	4,292,397
MML Fundamental Value Fund, Class II	5,840,249	82,710	548,571	5,374,388	84,539,121	-	-	3,225,738
MML Global Fund, Class I	4,702,538	2,454,751	89,551	7,067,738	88,488,076	-	-	543,550
MML High Yield Fund, Class II	2,503,342	50,610	70,175	2,483,777	28,364,733	-	-	107,737
MML Income & Growth Fund, Initial Class	4,812,655	518,678	87,547	5,243,786	61,562,046	-	-	230,207
MML Inflation-Protected and Income Fund, Initial Class	1,457,511	94,692	35,509	1,516,694	16,031,452	-	-	548
MML International Equity Fund, Class II	-	4,244,137	4,608	4,239,529	43,243,194	-	-	93
MML Large Cap Growth Fund, Initial Class	6,923,639	60,270	1,352,134	5,631,775	80,928,607	-	-	7,255,675
MML Managed Bond Fund, Initial Class	14,510,535	250,936	473,413	14,288,058	181,617,628	-	-	24,039
MML Mid Cap Growth Fund, Initial Class	4,816,274	3,345	265,330	4,554,289	77,741,715	-	-	2,757,904
MML Mid Cap Value Fund, Initial Class	5,876,041	133,756	125,359	5,884,438	83,500,171	-	-	882,289
MML PIMCO Total Return Fund, Class II	8,963,265	149,177	333,184	8,779,258	91,743,250	-	-	132,590
MML Short-Duration Bond Fund, Class II	4,644,030	32,992	455,260	4,221,762	42,175,404	-	-	(4,040)
MML Small Cap Growth Equity Fund, Initial Class	1,620,968	39,341	117,684	1,542,625	35,510,147	-	-	860,780
MML Small Company Value Fund, Class II	1,698,945	70,355	85,172	1,684,128	40,755,909	-	-	813,004
MML Small/Mid Cap Value Fund, Initial Class	2,127,480	74,037	111,871	2,089,646	29,631,181	-	-	57,051
MML Strategic Emerging Markets Fund, Class II	4,734,091	318,337	4,293	5,048,135	50,531,832	-	-	(2,471)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	365,914	10,639	30,855	345,698	25,941,205	-	-	179,116
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	4,587,968	-	4,587,968	47,485,465	-	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	933,211	8,066	92,878	848,399	34,894,667	-	-	1,924,543
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	8,727,255	296,257	180,317	8,843,195	48,460,709	-	-	157,111
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,033,002	282,676	4,621,213	18,694,465	48,418,664	-	-	4,593,514

					$1,661,204,055	$-	$-	$53,937,876

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,864,096	209,893	1,129,038	6,944,951	$119,105,904	$-	$-	$8,424,650
MML Equity Income Fund, Initial Class	8,232,222	269,719	1,796,186	6,705,755	91,734,733	-	-	8,689,954
MML Focused Equity Fund, Class II	3,965,145	192,408	172,621	3,984,932	61,686,740	-	-	795,358
MML Foreign Fund, Initial Class	6,211,723	148,722	1,967,745	4,392,700	49,988,928	-	-	4,618,426
MML Fundamental Growth Fund, Class II	6,410,859	203,678	981,633	5,632,904	82,184,062	-	-	3,483,544
MML Fundamental Value Fund, Class II	5,962,751	302,735	502,818	5,762,668	90,646,772	-	-	2,968,724
MML Global Fund, Class I	4,561,714	2,297,038	58,382	6,800,370	85,140,629	-	-	351,279
MML High Yield Fund, Class II	5,119,036	187,369	103,053	5,203,352	59,422,280	-	-	157,757
MML Income & Growth Fund, Initial Class	6,145,840	343,280	71,076	6,418,044	75,347,842	-	-	204,096
MML Inflation-Protected and Income Fund, Initial Class	2,176,272	177,559	34,783	2,319,048	24,512,342	-	-	(12,453)
MML International Equity Fund, Class II	-	3,776,384	3,882	3,772,502	38,479,521	-	-	(198)
MML Large Cap Growth Fund, Initial Class	5,894,225	179,538	582,310	5,491,453	78,912,183	-	-	3,169,432
MML Managed Bond Fund, Initial Class	26,775,331	1,248,794	592,926	27,431,199	348,682,057	-	-	274,837
MML Mid Cap Growth Fund, Initial Class	4,128,578	27,866	125,888	4,030,556	68,801,587	-	-	1,173,286
MML Mid Cap Value Fund, Initial Class	5,340,970	298,220	91,112	5,548,078	78,727,229	-	-	605,389
MML PIMCO Total Return Fund, Class II	17,335,633	803,183	438,196	17,700,620	184,971,481	-	-	176,783
MML Short-Duration Bond Fund, Class II	8,828,468	232,769	657,690	8,403,547	83,951,437	-	-	(6,882)
MML Small Cap Growth Equity Fund, Initial Class	1,431,401	76,163	110,917	1,396,647	32,149,842	-	-	736,155
MML Small Company Value Fund, Class II	1,637,535	109,421	77,334	1,669,622	40,404,861	-	-	615,634
MML Small/Mid Cap Value Fund, Initial Class	2,028,805	251,959	270,780	2,009,984	28,501,572	-	-	134,458
MML Strategic Emerging Markets Fund, Class II	3,833,690	340,781	3,271	4,171,200	41,753,715	-	-	(2,050)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	341,296	35,040	53,140	323,196	24,252,602	-	-	251,790
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	4,903,943	-	4,903,943	50,755,814	-	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	913,555	52,987	10,815	955,727	39,309,072	-	-	143,339
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	16,398,569	875,486	224,005	17,050,050	93,434,273	-	-	145,060
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,076,913	952,185	7,139,446	16,889,652	43,744,198	-	-	5,616,607

					$2,016,601,676	$-	$-	$42,714,975

*	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) replaced MassMutual as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/27/14